SEC. FILE NOS. 33-19514
811-5446

SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-1A
Registration Statement
Under
the Securities Act of 1933
Post-Effective Amendment No. 23
and
Registration Statement
Under
The Investment Company Act of 1940
Amendment No. 24

INTERMEDIATE BOND FUND OF AMERICA
(Exact Name of Registrant as specified in charter)
333 South Hope Street
Los Angeles, California 90071
(Address of principal executive offices)

Registrant's telephone number, including area code:
(213) 486-9200


JULIE F. WILLIAMS, SECRETARY
INTERMEDIATE BOND FUND OF AMERICA
333 SOUTH HOPE STREET
LOS ANGELES, CALIFORNIA 90071
(NAME AND ADDRESS OF AGENT FOR SERVICE)


Copies to:
ROBERT E. CARLSON, ESQ.
PAUL, HASTINGS, JANOFSKY & WALKER LLP
555 S. FLOWER STREET
LOS ANGELES, CA 90071-2371
(Counsel for the Registrant)

Approximate date of proposed public offering:
It is proposed that this filing will become effective on May 15, 2002, pursuant to paragraph (b) of rule 485.

[logo - American Funds (sm)]




                                          The right choice for the long term/SM/




Intermediate Bond Fund of America/(R)/

Retirement Plan Prospectus







TABLE OF CONTENTS
 1    Risk/Return Summary
 4    Fees and Expenses of the Fund
 5    Investment Objective, Strategies and Risks
 8    Management and Organization
 9    Purchase, Exchange and Sale of Shares
10    Sales Charges
11    Sales Charge Reductions
12   Individual Retirement Account (IRA) Rollovers
12   Plans of Distribution
13    Distributions and Taxes
14    Financial Highlights







 THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED OF THESE SECURITIES. FURTHER, IT HAS NOT DETERMINED THAT THIS PROSPECTUS IS ACCURATE OR COMPLETE. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.


 PROSPECTUS







 May 15, 2002

Risk/Return Summary

The fund seeks to provide you with current income while preserving your investment by maintaining a portfolio having an average effective maturity of no longer than five years and consisting of debt securities with quality ratings of A or better.

The fund is designed for investors seeking income and more price stability than from investing in stocks and longer-term bonds, and capital preservation over the long term. Your investment in the fund is subject to risks, including the possibility that the fund's income and the value of its investments may fluctuate in response to economic, political or social events in the U.S. or abroad. The values of debt securities owned by the fund may be affected by changing interest rates and credit risk assessments.

Your investment in the fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency, entity or person.

YOU MAY LOSE MONEY BY INVESTING IN THE FUND. THE LIKELIHOOD OF LOSS IS GREATER IF YOU INVEST FOR A SHORTER PERIOD OF TIME.

Intermediate Bond Fund of America / Prospectus

HISTORICAL INVESTMENT RESULTS

The following information provides some indication of the risks of investing in the fund by showing changes in the fund's investment results from year to year and by showing how the fund's average annual total returns for various periods compare with those of a broad measure of market performance. Past results are not an indication of future results.

CALENDAR YEAR TOTAL RETURNS FOR CLASS A SHARES
(Results do not include a sales charge;
if one were included, results would be lower.)
[bar chart]
1992   6.35%
1993   9.12
1994  -2.99
1995  13.86
1996   4.15
1997   7.01
1998   6.72
1999   1.04
2000  10.14
2001   6.93
pend chart]



Highest/lowest quarterly results during this time period were:

HIGHEST             4.70%  (quarter ended September 30, 1992)
LOWEST              -2.59%  (quarter ended March 31, 1994)


The year-to-date result was 0.31% for the three months ended March 31, 2002.

                                 Intermediate Bond Fund of America / Prospectus

Unlike the bar chart on the previous page, the Investment Results Table below reflects, as required by Securities and Exchange Commission rules, the fund's investment results with the maximum initial sales charge imposed. Class A share results reflect the maximum initial sales charge of 3.75%. Sales charges are reduced for purchases of $100,000 or more. Results would be higher if calculated without a sales charge. All fund results reflect the reinvestment of dividend and capital gain distributions.

Since the fund's Class R shares were first available on May 15, 2002, comparable results for these classes are not available for the 2001 calendar year.

 INVESTMENT RESULTS TABLE (WITH MAXIMUM SALES CHARGES IMPOSED)
 AVERAGE ANNUAL TOTAL RETURNS FOR PERIODS ENDED DECEMBER 31, 2001:
                                 ONE YEAR  FIVE YEARS  TEN YEARS   LIFETIME/1/
-------------------------------------------------------------------------------
 CLASS A - BEGAN 2/19/88          2.94%      5.52%       5.73%        6.66%
 SSB Broad Investment Grade       8.69%      7.02%       6.67%        7.61%
 (1-7 Years) Index/2/
 Lipper Short-Intermediate        7.21%      6.09%       5.99%        6.90%
 Investment Grade Average/3/
 Consumer Price Index/4/          1.55%      2.18%       2.51%        3.08%
-------------------------------------------------------------------------------
 Class A 30-day yield at December 31, 2001: 4.03%
 (For current yield information, please call American FundsLine at
 1-800-325-3590.)


1 Lifetime results are as of the date Class A shares first became available.
2 The Salomon Smith Barney Broad Investment Grade (1-7 Years) Index represents a market capitalization-weighted index that includes U.S. Treasury, government-sponsored, mortgage, and investment-grade fixed-rate corporate obligations with a maturity range of one to seven years. This index is unmanaged and does not reflect sales charges, commissions, expenses or taxes.
3 The Lipper Short-Intermediate Investment Grade Debt Funds Average represents funds that invest at least 65% of their assets in investment grade debt issues (rated in the top four grades) with dollar-weighted average maturities of one to five years. The results of the underlying funds in the average include the reinvestment of dividend and capital gain distributions and brokerage commissions paid by the funds for portfolio transactions, but do not reflect sales charges or taxes.
4 The Consumer Price Index is a measure of inflation and is computed from data supplied by the U.S. Department of Labor, Bureau of Labor Statistics.

Intermediate Bond Fund of America / Prospectus

Fees and Expenses of the Fund


 SHAREHOLDER FEES TABLE (PAID DIRECTLY FROM YOUR INVESTMENT)
                                                                  ALL R SHARE
                                                       CLASS A      CLASSES
 Maximum sales charge imposed on purchases
 (as a percentage of offering price)                   3.75 %/1/     none
 Maximum sales charge imposed on reinvested dividends  none          none
 Maximum deferred sales charge                         none/2/       none
 Redemption or exchange fees                           none          none


1 Sales charges are reduced or eliminated for purchases of $100,000 or more.
2 A contingent deferred sales charge of 1% applies on certain redemptions made within 12 months following purchases of $1 million or more made without a sales charge.


 ANNUAL FUND OPERATING EXPENSES TABLE (DEDUCTED FROM FUND ASSETS)
                              CLASS A  R-1/1/  R-2/1/  R-3/1/  R-4/1/   R-5/1/
 Management Fees               0.38%   0.38%   0.38%   0.38%   0.38%    0.38%
 Distribution and/or Service
 (12b-1) Fees/2/               0.30%   1.00%   0.75%   0.50%   0.25%    none
 Other Expenses                0.13%   0.22%   0.42%   0.28%   0.20%    0.15%
 Total Annual Fund Operating
 Expenses                      0.81%   1.60%   1.55%   1.16%   0.83%    0.53%


1 Based on estimated amounts for the current fiscal year.
2 Class A, R-2, R-3 and R-4 12b-1 fees may not exceed 0.30%, 1.00%, 0.75%, and
 0.50%, respectively, of the class' average net assets annually. Class R-1 fees will always be 1.00% of the class' average net assets annually.

EXAMPLE

The examples below are intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The examples assume that you invest $10,000 in the fund for the time periods indicated, that your investment has a 5% return each year, that all dividend and capital gain distributions are reinvested, and that the fund's operating expenses remain the same as shown above. Although your actual costs may be higher or lower, based on these assumptions, your cumulative estimated expenses would be:

                        ONE YEAR  THREE YEARS  FIVE YEARS   TEN YEARS
 Class A/1/               $455       $624         $808       $1,339
 R-1                      $163       $505         $871       $1,900
 R-2                      $158       $490         $845       $1,845
 R-3                      $118       $368         $638       $1,409
 R-4                      $ 85       $265         $460       $1,025
 R-5                      $ 54       $170         $296       $  665



1 Reflects the maximum initial sales charge in the first year.

                                 Intermediate Bond Fund of America / Prospectus

Investment Objective, Strategies and Risks

The fund's investment objective is to provide you with current income consistent with its stated maturity and quality standards and preservation of capital. It invests primarily in intermediate-term debt securities with quality ratings of A or better (by either Standard & Poor's Corporation or Moody's Investors Service, Inc.) or unrated but determined to be of equivalent quality, including securities issued and guaranteed by the U.S. government and securities backed by mortgages or other assets. The fund's aggregate portfolio will have an average effective maturity of no longer than five years. As of the end of the fund's last fiscal period, August 31, 2001, the average effective maturity of the fund's portfolio was 3.67 years.

The values of most debt securities held by the fund may be affected by changing interest rates and by changes in effective maturities and credit ratings of these securities. For example, the values of debt securities in the fund's portfolio generally will decline when interest rates rise and increase when interest rates fall. In addition, falling interest rates may cause an issuer to redeem or "call" a security before its stated maturity, which may result in the fund having to reinvest the proceeds in lower yielding securities.

Debt securities are also subject to credit risk, which is the possibility that the credit strength of an issuer will weaken and/or an issuer of a debt security will fail to make timely payments of principal or interest and the security will go into default. Lower quality or longer maturity securities generally have higher rates of interest and may be subject to greater price fluctuations than higher quality or shorter maturity securities. The fund's investment adviser attempts to reduce these risks through diversification of the portfolio and with ongoing credit analysis of each issuer, as well as by monitoring economic and legislative developments.

A bond's effective maturity is the market's trading assessment of its maturity and represents an estimate of the most likely time period during which an investor in that bond will receive payment of principal. For example, as market interest rates decline, issuers may exercise call provisions which shorten the bond's effective maturity. Conversely, if interest rates rise, effective maturities tend to lengthen. The average effective maturity is the market-weighted average (i.e., more weight is given to larger holdings) of all effective maturities in the portfolio.

A security backed by the U.S. Treasury or the full faith and credit of the United States is guaranteed only as to the timely payment of interest and principal when held to maturity. Accordingly, the current market prices for these securities will fluctuate with changes in interest rates.

Many types of debt securities, including mortgage-related securities, are subject to prepayment risk. For example, when interest rates fall, homeowners are more likely to refinance their home mortgages and "prepay" their principal earlier than expected. The

Intermediate Bond Fund of America / Prospectus fund must then reinvest the prepaid principal in new securities when interest rates on new mortgage investments are falling, thus reducing the fund's income.

The fund may also invest in asset-backed securities (securities backed by assets such as auto loans, credit card receivables, or other providers of credit). The loans underlying these securities are subject to prepayments which can decrease maturities and returns. In addition, the values of the securities ultimately depend upon payment of the underlying loans by individuals. To lessen the effect of failures by individuals to make payments on these loans, the securities may provide guarantees or other types of credit support up to a certain amount.

The fund may also hold cash or money market instruments. The size of the fund's cash position will vary and will depend on various factors, including market conditions. A larger cash position could detract from the achievement of the fund's objective in a period of rising market prices; conversely, it would reduce the fund's magnitude of loss in the event of a general market downturn and provide liquidity to make additional investments or to meet redemptions.

The fund relies on the professional judgment of its investment adviser, Capital Research and Management Company, to make decisions about the fund's portfolio investments. The basic investment philosophy of the investment adviser is to seek reasonably priced securities that represent above average investment opportunities. This is accomplished not only through fundamental analysis, but also by meeting with company executives and employees, suppliers, customers and competitors in order to gain in-depth knowledge of a company's true value. Securities may be sold when the investment adviser believes they no longer represent good value.

 INVESTMENT RESULTS TABLE (WITHOUT SALES CHARGES IMPOSED)
 AVERAGE ANNUAL TOTAL RETURNS FOR PERIODS ENDED DECEMBER 31, 2001:
                             ONE YEAR   FIVE YEARS   TEN YEARS    LIFETIME/1/
-------------------------------------------------------------------------------
 CLASS A - BEGAN 2/19/88       6.93%       6.32%       6.14%         6.95%
 SSB Broad Investment Grade    8.69%       7.02%       6.67%         7.61%
 (1-7 Years) Index/2/
 Lipper Short-Intermediate
 Investment Grade              7.21%       6.09%       5.99%         6.90%
 Average/3/
 Consumer Price Index/4/       1.55%       2.18%       2.51%         3.08%
-------------------------------------------------------------------------------
 Class A distribution rate/ /at December 31, 2001/5/: 5.10%
 (For current distribution rate information, please call American FundsLine at 1-800-325-3590.)


1 Lifetime results are as of the date Class A shares first became available.
2 The Salomon Smith Barney Broad Investment Grade (1-7 Years) Index represents a market capitalization-weighted index that includes U.S. Treasury, government-sponsored, mortgage, and investment-grade fixed-rate corporate obligations with a maturity range of one to seven years. This index is unmanaged and does not reflect sales charges, commissions, expenses or taxes.
3 The Lipper Short-Intermediate Investment Grade Debt Funds Average represents funds that invest at least 65% of their assets in investment grade debt issues (rated in the top four grades) with dollar-weighted average maturities of one to five years. The results of the underlying funds in the average include the reinvestment of dividend and capital gain distributions and brokerage commissions paid by the funds for portfolio transactions, but do not reflect sales charges or taxes.
4 The Consumer Price Index is a measure of inflation and is computed from data supplied by the U.S. Department of Labor, Bureau of Labor Statistics.
5 The distribution rate represents actual distributions paid by the fund. It was calculated at net asset value by annualizing dividends paid by the fund over one month and dividing that number by the fund's average net asset value for the month.

                                 Intermediate Bond Fund of America / Prospectus

 HOLDINGS BY TYPE OF INVESTMENT AS OF AUGUST 31, 2001
[pie chart]
Federal Agency Mortgage-Backed 22%
Corporate Bonds 22
Asset-Backed 18
Other Mortgage-Backed 15
U.S. Govt/Agency (Non-Mortgage) 13
Other 1
Cash & Equivalents 9
[end chart]


 HOLDINGS BY QUALITY RATING AS OF AUGUST 31, 2001
 See the Appendix in the statement of additional information for a
description of quality categories.             PERCENT OF NET ASSETS
 U.S. Government/Agency (AAA)                          34.4%
-------------------------------------------------------------------------------
 AAA                                                   29.3
-------------------------------------------------------------------------------
 AA                                                    11.0
-------------------------------------------------------------------------------
 A                                                     16.2
-------------------------------------------------------------------------------
 BBB*                                                   0.4
-------------------------------------------------------------------------------
 Cash and Equivalents                                   8.7


* Represents bonds whose quality ratings were downgraded while held by the fund.


Because the fund is actively managed, its holdings will change over time.

For updated information on the fund's portfolio holdings, please visit us at www.americanfunds.com.

Intermediate Bond Fund of America / Prospectus

Management and Organization

INVESTMENT ADVISER

Capital Research and Management Company, an experienced investment management organization founded in 1931, serves as investment adviser to the fund and other funds, including those in The American Funds Group. Capital Research and Management Company, a wholly owned subsidiary of The Capital Group Companies, Inc., is headquartered at 333 South Hope Street, Los Angeles, CA 90071. Capital Research and Management Company manages the investment portfolio and business affairs of the fund. The total management fee paid by the fund, as a percentage of average net assets, for the previous fiscal year appears earlier in the Annual Fund Operating Expenses Table.

MULTIPLE PORTFOLIO COUNSELOR SYSTEM

Capital Research and Management Company uses a system of multiple portfolio counselors in managing mutual fund assets. Under this approach, the portfolio of a fund is divided into segments managed by individual counselors. Counselors decide how their respective segments will be invested, within the limits provided by a fund's objective(s) and policies and by Capital Research and Management Company's investment committee. In addition, Capital Research and Management Company's research professionals may make investment decisions with respect to a portion of a fund's portfolio. The primary individual portfolio counselors for Intermediate Bond Fund of America are:


PORTFOLIO COUNSELOR/ FUND     PORTFOLIO COUNSELOR      PRIMARY TITLE WITH INVESTMENT ADVISER
TITLE (IF APPLICABLE)        EXPERIENCE IN THIS FUND   (OR AFFILIATE) AND INVESTMENT EXPERIENCE
--------------------------------------------------------------------------------------------------------
JOHN H. SMET                        10 years           Senior Vice President, Capital Research and
President, Principal                                   Management Company
Executive Officer and
Trustee                                                Investment professional for 20 years in total;19
                                                       years with Capital Research and Management
                                                       Company or affiliate
--------------------------------------------------------------------------------------------------------
THOMAS H. HOGH                       5 years           Vice President, Capital InternationalResearch,
                                                       Inc.

                                                       Investment professional for 15 years in total;12
                                                       years with Capital Research and Management
                                                       Company or affiliate
--------------------------------------------------------------------------------------------------------
JOHN W. RESSNER                     10 years           Executive Vice President and Director, Capital
                                                       Research Company

                                                       Investment professional for 14 years, all with
                                                       Capital Research and Management Company or
                                                       affiliate
--------------------------------------------------------------------------------------------------------

                                 Intermediate Bond Fund of America / Prospectus

Purchase, Exchange and Sale of Shares

PURCHASES AND EXCHANGES

Class A shares are generally not available for retirement plans using the PlanPremier or Recordkeeper Direct recordkeeping programs.

Class R shares generally are available only to 401(k) plans, 457 plans, employer-sponsored 403(b) plans, profit sharing and money purchase pension plans, defined benefit plans, and non-qualified deferred compensation plans. Class R shares also are generally available only to retirement plans where plan level or omnibus accounts are held on the books of the fund. In addition, Class R-5 shares generally are available only to retirement plans with $1 million or more in plan assets. Class R shares are not available to retail non-retirement accounts, traditional and Roth IRAs, Coverdell Education Savings Accounts, SEPs, SAR-SEPs, SIMPLE IRAs, individual 403(b) plans, and CollegeAmerica accounts.

Eligible retirement plans generally may open an account and purchase Class A or R shares by contacting any investment dealer (who may impose transaction charges in addition to those described in this prospectus) authorized to sell the fund's shares. Some or all R share classes may not be available through certain investment dealers. Additional shares may be purchased through a plan's administrator or recordkeeper.

Shares of the fund offered through this prospectus generally may be exchanged into shares of the same class of other funds in The American Funds Group. Exchanges of Class A shares from money market funds purchased without a sales charge generally will be subject to the appropriate sales charge.

THE FUND AND AMERICAN FUNDS DISTRIBUTORS, THE FUND'S DISTRIBUTOR, RESERVE THE RIGHT TO REJECT ANY PURCHASE ORDER FOR ANY REASON. THE FUND IS NOT DESIGNED TO SERVE AS A VEHICLE FOR FREQUENT TRADING IN RESPONSE TO SHORT-TERM STOCK MARKET FLUCTUATIONS. ACCORDINGLY, PURCHASES THAT ARE PART OF EXCHANGE ACTIVITY THAT THE FUND OR AMERICAN FUNDS DISTRIBUTORS HAVE DETERMINED COULD INVOLVE ACTUAL OR POTENTIAL HARM TO THE FUND MAY BE REJECTED.

SALES

Please contact your plan administrator or recordkeeper.

VALUING SHARES

The fund's net asset value is the value of a single share. The fund calculates its net asset value, each day the New York Stock Exchange is open, as of approximately 4:00 p.m. New York time, the normal close of regular trading. Assets are valued primarily on the basis of market quotations. However, the fund has adopted procedures for making "fair value" determinations if market quotations are not readily available.

Your shares will be purchased at the net asset value (plus any applicable sales charge in the case of Class A shares), or sold at the net asset value next determined after American Funds Service Company receives and accepts your request.

Intermediate Bond Fund of America / Prospectus

Sales Charges

CLASS A SHARES

The initial sales charge you pay when you buy Class A shares differs depending upon the amount you invest and may be reduced or eliminated for larger purchases as indicated below. Any applicable sales charge will be paid directly from your investment and, as a result, will reduce the amount of your investment.


                                        SALES CHARGE AS A
                                          PERCENTAGE OF
                                                                 DEALER
                                                    NET        COMMISSION
                                        OFFERING   AMOUNT       AS % OF
 INVESTMENT                              PRICE    INVESTED   OFFERING PRICE
----------------------------------------------------------------------------
 Less than $100,000                      3.75%     3.90%         3.00%
----------------------------------------------------------------------------
 $100,000 but less than $250,000         3.50%     3.63%         2.75%
----------------------------------------------------------------------------
 $250,000 but less than $500,000         2.50%     2.56%         2.00%
----------------------------------------------------------------------------
 $500,000 but less than $750,000         2.00%     2.04%         1.60%
----------------------------------------------------------------------------
 $750,000 but less than $1 million       1.50%     1.52%         1.20%
----------------------------------------------------------------------------
 $1 million or more and certain other    none      none          none
 investments described below
----------------------------------------------------------------------------


CLASS A PURCHASES NOT SUBJECT TO SALES CHARGE

Employer-sponsored defined contribution-type plans, including certain 403(b) plans, investing $1 million or more or with 100 or more eligible employees, and Individual Retirement Account rollovers involving retirement plan assets invested in the American Funds, may invest with no sales charge and are not subject to a contingent deferred sales charge. Also exempt are investments made through accounts that purchased fund shares before March 15, 2001 and are part of certain qualified fee-based programs. The distributor may pay dealers up to 1% on investments made in Class A shares with no initial sales charge. The fund may reimburse the distributor for these payments through its Plans of Distribution (see below).

CLASS R SHARES

Class R shares are sold with no initial or deferred sales charges. The distributor will pay dealers annually, asset-based compensation of 1.00% for sales of Class R-1 shares, 0.75% for Class R-2 shares, 0.50% for Class R-3 shares, and 0.25% for Class R-4 shares. No dealer compensation is paid on sales of Class R-5 shares. The fund may reimburse the distributor for these payments through its Plans of Distribution (see below).

                                 Intermediate Bond Fund of America / Prospectus

Sales Charge Reductions

Class A sales charges may be reduced in the following ways:

CONCURRENT PURCHASES

Simultaneous purchases of any class of shares of two or more American Funds may be combined to qualify for a reduced Class A sales charge. Direct purchases of money market funds are excluded.

RIGHTS OF ACCUMULATION

The current value (or if greater, the amount invested less any withdrawals) of existing holdings in any class of shares of the American Funds may be taken into account to determine Class A sales charges. Direct purchases of money market funds are excluded.

STATEMENT OF INTENTION

Class A sales charges may be reduced by establishing a Statement of Intention. A Statement of Intention allows all non-money market fund purchases of all share classes intended to be made over a 13-month period to be combined in order to determine the applicable sales charge. At the request of a plan, purchases made during the previous 90 days may be included; however, capital appreciation and reinvested dividends and capital gains do not apply toward these combined purchases. A portion of the account may be held in escrow to cover additional Class A sales charges which may be due if total investments over the 13-month period do not qualify for the applicable sales charge reduction.

Intermediate Bond Fund of America / Prospectus

Individual Retirement Account (IRA) Rollovers

Assets from a retirement plan may be invested in Class A, B, C or F shares of the American Funds through an IRA rollover plan. All such rollover investments will be subject to the terms and conditions for Class A, B, C and F shares contained in the fund's current prospectus and statement of additional information.

An IRA rollover involving retirement plan assets that offered an investment option managed by any affiliate of The Capital Group Companies, Inc., including any of the American Funds, may be invested in:
 . Class A shares at net asset value;
 . Class A shares subject to the applicable initial sales charge;
 . Class B shares;
 . Class C shares; or
 . Class F shares

Retirement plan assets invested in Class A shares with a sales charge, or B, C or F shares are subject to the terms and conditions contained in the fund's current prospectus and statement of additional information. Advisers will be compensated according to the policies associated with each share class as described in the fund's current prospectus and statement of additional information.

Retirement plan assets invested in Class A shares at net asset value will not be subject to a contingent deferred sales charge and will immediately begin to accrue service fees. Dealer commissions on such assets will be paid only on rollovers of $1 million or more.

Plans of Distribution

The fund has Plans of Distribution or "12b-1 Plans" under which it may finance activities primarily intended to sell shares, provided the categories of expenses are approved in advance by the fund's board of trustees. The plans provide for annual expenses of up to 0.30% for Class A shares, 1.00% for Class R-1 shares, and up to 1.00%, 0.75% and 0.50% for Class R-2, R-3 and R-4 shares, respectively. For all share classes, up to 0.25% of these expenses may be used to pay service fees to qualified dealers for providing certain shareholder services. The remaining expense for each share class may be used for distribution expenses.

The 12b-1 fees paid by the fund, as a percentage of average net assets, for the previous fiscal year are indicated earlier in the Annual Fund Operating Expenses Table. Since these fees are paid out of the fund's assets or income on an ongoing basis, over time they will increase the cost and reduce the return of an investment.

OTHER COMPENSATION TO DEALERS

American Funds Distributors may pay, or sponsor informational meetings for, dealers as described in the statement of additional information.

                                 Intermediate Bond Fund of America / Prospectus

Distributions and Taxes

DIVIDENDS AND DISTRIBUTIONS

The fund declares dividends from net investment income daily and distributes the accrued dividends, which may fluctuate, to shareholders each month. Dividends begin accruing one day after payment for shares is received by the fund or American Funds Service Company. Capital gains, if any, are usually distributed in December. When a capital gain is distributed, the net asset value per share is reduced by the amount of the payment.

All dividend and capital gain distributions paid to retirement plan shareholders will automatically be reinvested.

TAXES ON DISTRIBUTIONS

Dividends and capital gains distributed by the fund to retirement plan accounts currently are not taxable.

TAXES ON TRANSACTIONS

Distributions taken from a retirement plan account generally are taxable as ordinary income.

Please see your tax adviser for further information.

Intermediate Bond Fund of America / Prospectus

Financial Highlights

The financial highlights table is intended to help you understand the fund's results for the past five years and is currently only shown for Class A shares.
 A similar table will be shown for the R share classes beginning with the fund's 2002 fiscal year end. Certain information reflects financial results for a single fund share. The total returns in the table represent the rate that an investor would have earned or lost on an investment in the fund (assuming reinvestment of all dividends and distributions). This information has been audited by Deloitte & Touche LLP (except for the six months ended February 28, 2002), whose report, along with the fund's financial statements, is included in the statement of additional information, which is available upon request.


                                              CLASS A
                         Six months
                           ended
                        February 28,               YEAR ENDED AUGUST 31
                         2002/1//,2/    2001      2000      1999      1998      1997
 NET ASSET VALUE,        $13.69       $13.08    $13.01    $13.56    $13.42     $13.26
BEGINNING OF PERIOD
---------------------------------------------------------------------------------------
 INCOME FROM
INVESTMENT OPERATIONS:
 Net investment income      .35/3/       .78/3/    .78/3/    .76       .83        .86
 Net (losses) gains on
 securities                (.07 )/3/     .65/3/    .03/3/   (.55)      .17        .15
 (both realized and
 unrealized)
 Total from investment      .28         1.43       .81       .21      1.00       1.01
operations
---------------------------------------------------------------------------------------
 LESS DISTRIBUTIONS:
 Dividends (from net       (.36 )       (.82 )    (.74 )    (.76)     (.86)      (.85)
investment income)
 NET ASSET VALUE, END    $13.61       $13.69    $13.08    $13.01    $13.56     $13.42
OF PERIOD
---------------------------------------------------------------------------------------
 TOTAL RETURN/4/           2.04 %      11.23 %    6.47 %    1.55%     7.68%      7.83%
---------------------------------------------------------------------------------------
 RATIOS/SUPPLEMENTAL
DATA:
 Net assets, end of      $2,113       $1,628    $1,290    $1,535    $1,459     $1,338
period (in millions)
---------------------------------------------------------------------------------------
 Ratio of expenses to       .78 %/5/     .81 %     .83 %     .75%/6/   .76%/6/    .82%
average net assets
---------------------------------------------------------------------------------------
 Ratio of net income       5.09 %/5/    5.78 %    6.06 %    5.69%     6.09%      6.40%
to average net assets
 Portfolio turnover          39 %         73 %      48 %      70%       79%        42%
rate


1 Based on operations for the period shown (unless otherwise noted) and, accordingly, may not be representative of a full year.
2 Unaudited.
3 Based on average shares outstanding.
4 Total returns exclude all sales charges, including contingent deferred sales charges.
5 Annualized.
6 Had Capital Research and Management Company not waived management fees, the fund's expense ratio would have been 0.78% and 0.79% for the fiscal years ended 1999 and 1998, respectively.

                                 Intermediate Bond Fund of America / Prospectus

[logo - American Funds (sm)]


                                          The right choice for the long term/SM/


          FOR SHAREHOLDER             American Funds Service Company
          SERVICES                    800/421-0180
          FOR RETIREMENT PLAN         Call your employer or plan
          SERVICES                    administrator
          FOR DEALER SERVICES         American Funds Distributors
                                      800/421-9900
                                      American FundsLine(R)
          FOR 24                      800/325-3590
          -HOUR INFORMATION           American FundsLine OnLine(R)
                                      www.americanfunds.com
          Telephone conversations may be recorded or monitored
          for verification, recordkeeping and quality assurance
          purposes.
-----------------------------------------------------------------------------------


MULTIPLE TRANSLATIONS This prospectus may be translated into other languages. If there is any inconsistency or ambiguity as to the meaning of any word or phrase in a translation, the English text will prevail.

ANNUAL/SEMI-ANNUAL REPORTS TO SHAREHOLDERS The shareholder reports contain additional information about the fund including financial statements, investment results, portfolio holdings, a statement from portfolio management discussing market conditions and the fund's investment strategies, and the independent accountants' report (in the annual report).

STATEMENT OF ADDITIONAL INFORMATION (SAI) AND CODES OF ETHICS The Retirement Plan SAI contains more detailed information on all aspects of the fund, including the fund's financial statements, and is incorporated by reference into this prospectus. The Codes of Ethics describe the personal investing policies adopted by the fund and the fund's investment adviser and its affiliated companies.

The Codes of Ethics and current SAI have been filed with the Securities and Exchange Commission ("SEC"). These and other related materials about the fund are available for review or to be copied at the SEC's Public Reference Room in Washington, D.C. (202/942-8090) or on the EDGAR database on the SEC's Internet Web site at http://www.sec.gov, or, after payment of a duplicating fee, via e-mail request to publicinfo@sec.gov or by writing the SEC's Public Reference Section, Washington, D.C. 20549-0102.

HOUSEHOLD MAILINGS Each year you are automatically sent an updated prospectus, annual and semi-annual report for the fund. You may also occasionally receive proxy statements for the fund. In order to reduce the volume of mail you receive, when possible, only one copy of these documents will be sent to shareholders that are part of the same family and share the same residential address.

If you would like to receive individual copies of these documents, or a free copy of the Retirement Plan SAI or Codes of Ethics, please call American Funds Service Company at 800/421-0180 or write to the Secretary of the fund at 333 South Hope Street, Los Angeles, California 90071.




[LOGO - recycled bug]





Printed on recycled paper                  Investment Company File No. 811-5446
RPIBFA-010-0502-B
-------------------------------------------------------------------------------
THE CAPITAL GROUP COMPANIES
American Funds        Capital Research and Management       Capital
International        Capital Guardian        Capital Bank and Trust


THE FUND PROVIDES SPANISH TRANSLATION IN CONNECTION WITH THE
PUBLIC OFFERING AND SALE OF ITS SHARES. THE FOLLOWING IS A FAIR
AND ACCURATE ENGLISH TRANSLATION OF A SPANISH LANGUAGE PROSPECTUS
FOR THE FUND.

/s/ JULIE F. WILLIAMS
    JULIE F. WILLIAMS
    SECRETARY

[logo - American Funds (sm)]




                                          The right choice for the long term/SM/




Intermediate Bond Fund of America/(R)/

Retirement Plan Prospectus







TABLE OF CONTENTS
 1    Risk/Return Summary
 4    Fees and Expenses of the Fund
 5    Investment Objective, Strategies and Risks
 8    Management and Organization
 9    Purchase, Exchange and Sale of Shares
10    Sales Charges
11    Sales Charge Reductions
12   Individual Retirement Account (IRA) Rollovers
12   Plans of Distribution
13    Distributions and Taxes
14    Financial Highlights







 THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED OF THESE SECURITIES. FURTHER, IT HAS NOT DETERMINED THAT THIS PROSPECTUS IS ACCURATE OR COMPLETE. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.


 PROSPECTUS







 May 15, 2002

Risk/Return Summary

The fund seeks to provide you with current income while preserving your investment by maintaining a portfolio having an average effective maturity of no longer than five years and consisting of debt securities with quality ratings of A or better.

The fund is designed for investors seeking income and more price stability than from investing in stocks and longer-term bonds, and capital preservation over the long term. Your investment in the fund is subject to risks, including the possibility that the fund's income and the value of its investments may fluctuate in response to economic, political or social events in the U.S. or abroad. The values of debt securities owned by the fund may be affected by changing interest rates and credit risk assessments.

Your investment in the fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency, entity or person.

YOU MAY LOSE MONEY BY INVESTING IN THE FUND. THE LIKELIHOOD OF LOSS IS GREATER IF YOU INVEST FOR A SHORTER PERIOD OF TIME.

Intermediate Bond Fund of America / Prospectus

HISTORICAL INVESTMENT RESULTS

The following information provides some indication of the risks of investing in the fund by showing changes in the fund's investment results from year to year and by showing how the fund's average annual total returns for various periods compare with those of a broad measure of market performance. Past results are not an indication of future results.

CALENDAR YEAR TOTAL RETURNS FOR CLASS A SHARES
(Results do not include a sales charge;
if one were included, results would be lower.)
[bar chart]
1992   6.35%
1993   9.12
1994  -2.99
1995  13.86
1996   4.15
1997   7.01
1998   6.72
1999   1.04
2000  10.14
2001   6.93
pend chart]



Highest/lowest quarterly results during this time period were:

HIGHEST             4.70%  (quarter ended September 30, 1992)
LOWEST              -2.59%  (quarter ended March 31, 1994)


The year-to-date result was 0.31% for the three months ended March 31, 2002.

                                 Intermediate Bond Fund of America / Prospectus

Unlike the bar chart on the previous page, the Investment Results Table below reflects, as required by Securities and Exchange Commission rules, the fund's investment results with the maximum initial sales charge imposed. Class A share results reflect the maximum initial sales charge of 3.75%. Sales charges are reduced for purchases of $100,000 or more. Results would be higher if calculated without a sales charge. All fund results reflect the reinvestment of dividend and capital gain distributions.

Since the fund's Class R shares were first available on May 15, 2002, comparable results for these classes are not available for the 2001 calendar year.

 INVESTMENT RESULTS TABLE (WITH MAXIMUM SALES CHARGES IMPOSED)
 AVERAGE ANNUAL TOTAL RETURNS FOR PERIODS ENDED DECEMBER 31, 2001:
                                 ONE YEAR  FIVE YEARS  TEN YEARS   LIFETIME/1/
-------------------------------------------------------------------------------
 CLASS A - BEGAN 2/19/88          2.94%      5.52%       5.73%        6.66%
 SSB Broad Investment Grade       8.69%      7.02%       6.67%        7.61%
 (1-7 Years) Index/2/
 Lipper Short-Intermediate        7.21%      6.09%       5.99%        6.90%
 Investment Grade Average/3/
 Consumer Price Index/4/          1.55%      2.18%       2.51%        3.08%
-------------------------------------------------------------------------------
 Class A 30-day yield at December 31, 2001: 4.03%
 (For current yield information, please call American FundsLine at
 1-800-325-3590.)


1 Lifetime results are as of the date Class A shares first became available.
2 The Salomon Smith Barney Broad Investment Grade (1-7 Years) Index represents a market capitalization-weighted index that includes U.S. Treasury, government-sponsored, mortgage, and investment-grade fixed-rate corporate obligations with a maturity range of one to seven years. This index is unmanaged and does not reflect sales charges, commissions, expenses or taxes.
3 The Lipper Short-Intermediate Investment Grade Debt Funds Average represents funds that invest at least 65% of their assets in investment grade debt issues (rated in the top four grades) with dollar-weighted average maturities of one to five years. The results of the underlying funds in the average include the reinvestment of dividend and capital gain distributions and brokerage commissions paid by the funds for portfolio transactions, but do not reflect sales charges or taxes.
4 The Consumer Price Index is a measure of inflation and is computed from data supplied by the U.S. Department of Labor, Bureau of Labor Statistics.

Intermediate Bond Fund of America / Prospectus

Fees and Expenses of the Fund


 SHAREHOLDER FEES TABLE (PAID DIRECTLY FROM YOUR INVESTMENT)
                                                                  ALL R SHARE
                                                       CLASS A      CLASSES
 Maximum sales charge imposed on purchases
 (as a percentage of offering price)                   3.75 %/1/     none
 Maximum sales charge imposed on reinvested dividends  none          none
 Maximum deferred sales charge                         none/2/       none
 Redemption or exchange fees                           none          none


1 Sales charges are reduced or eliminated for purchases of $100,000 or more.
2 A contingent deferred sales charge of 1% applies on certain redemptions made within 12 months following purchases of $1 million or more made without a sales charge.


 ANNUAL FUND OPERATING EXPENSES TABLE (DEDUCTED FROM FUND ASSETS)
                              CLASS A  R-1/1/  R-2/1/  R-3/1/  R-4/1/   R-5/1/
 Management Fees               0.38%   0.38%   0.38%   0.38%   0.38%    0.38%
 Distribution and/or Service
 (12b-1) Fees/2/               0.30%   1.00%   0.75%   0.50%   0.25%    none
 Other Expenses                0.13%   0.22%   0.42%   0.28%   0.20%    0.15%
 Total Annual Fund Operating
 Expenses                      0.81%   1.60%   1.55%   1.16%   0.83%    0.53%


1 Based on estimated amounts for the current fiscal year.
2 Class A, R-2, R-3 and R-4 12b-1 fees may not exceed 0.30%, 1.00%, 0.75%, and
 0.50%, respectively, of the class' average net assets annually. Class R-1 fees will always be 1.00% of the class' average net assets annually.

EXAMPLE

The examples below are intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The examples assume that you invest $10,000 in the fund for the time periods indicated, that your investment has a 5% return each year, that all dividend and capital gain distributions are reinvested, and that the fund's operating expenses remain the same as shown above. Although your actual costs may be higher or lower, based on these assumptions, your cumulative estimated expenses would be:

                        ONE YEAR  THREE YEARS  FIVE YEARS   TEN YEARS
 Class A/1/               $455       $624         $808       $1,339
 R-1                      $163       $505         $871       $1,900
 R-2                      $158       $490         $845       $1,845
 R-3                      $118       $368         $638       $1,409
 R-4                      $ 85       $265         $460       $1,025
 R-5                      $ 54       $170         $296       $  665



1 Reflects the maximum initial sales charge in the first year.

                                 Intermediate Bond Fund of America / Prospectus

Investment Objective, Strategies and Risks

The fund's investment objective is to provide you with current income consistent with its stated maturity and quality standards and preservation of capital. It invests primarily in intermediate-term debt securities with quality ratings of A or better (by either Standard & Poor's Corporation or Moody's Investors Service, Inc.) or unrated but determined to be of equivalent quality, including securities issued and guaranteed by the U.S. government and securities backed by mortgages or other assets. The fund's aggregate portfolio will have an average effective maturity of no longer than five years. As of the end of the fund's last fiscal period, August 31, 2001, the average effective maturity of the fund's portfolio was 3.67 years.

The values of most debt securities held by the fund may be affected by changing interest rates and by changes in effective maturities and credit ratings of these securities. For example, the values of debt securities in the fund's portfolio generally will decline when interest rates rise and increase when interest rates fall. In addition, falling interest rates may cause an issuer to redeem or "call" a security before its stated maturity, which may result in the fund having to reinvest the proceeds in lower yielding securities.

Debt securities are also subject to credit risk, which is the possibility that the credit strength of an issuer will weaken and/or an issuer of a debt security will fail to make timely payments of principal or interest and the security will go into default. Lower quality or longer maturity securities generally have higher rates of interest and may be subject to greater price fluctuations than higher quality or shorter maturity securities. The fund's investment adviser attempts to reduce these risks through diversification of the portfolio and with ongoing credit analysis of each issuer, as well as by monitoring economic and legislative developments.

A bond's effective maturity is the market's trading assessment of its maturity and represents an estimate of the most likely time period during which an investor in that bond will receive payment of principal. For example, as market interest rates decline, issuers may exercise call provisions which shorten the bond's effective maturity. Conversely, if interest rates rise, effective maturities tend to lengthen. The average effective maturity is the market-weighted average (i.e., more weight is given to larger holdings) of all effective maturities in the portfolio.

A security backed by the U.S. Treasury or the full faith and credit of the United States is guaranteed only as to the timely payment of interest and principal when held to maturity. Accordingly, the current market prices for these securities will fluctuate with changes in interest rates.

Many types of debt securities, including mortgage-related securities, are subject to prepayment risk. For example, when interest rates fall, homeowners are more likely to refinance their home mortgages and "prepay" their principal earlier than expected. The

Intermediate Bond Fund of America / Prospectus fund must then reinvest the prepaid principal in new securities when interest rates on new mortgage investments are falling, thus reducing the fund's income.

The fund may also invest in asset-backed securities (securities backed by assets such as auto loans, credit card receivables, or other providers of credit). The loans underlying these securities are subject to prepayments which can decrease maturities and returns. In addition, the values of the securities ultimately depend upon payment of the underlying loans by individuals. To lessen the effect of failures by individuals to make payments on these loans, the securities may provide guarantees or other types of credit support up to a certain amount.

The fund may also hold cash or money market instruments. The size of the fund's cash position will vary and will depend on various factors, including market conditions. A larger cash position could detract from the achievement of the fund's objective in a period of rising market prices; conversely, it would reduce the fund's magnitude of loss in the event of a general market downturn and provide liquidity to make additional investments or to meet redemptions.

The fund relies on the professional judgment of its investment adviser, Capital Research and Management Company, to make decisions about the fund's portfolio investments. The basic investment philosophy of the investment adviser is to seek reasonably priced securities that represent above average investment opportunities. This is accomplished not only through fundamental analysis, but also by meeting with company executives and employees, suppliers, customers and competitors in order to gain in-depth knowledge of a company's true value. Securities may be sold when the investment adviser believes they no longer represent good value.

 INVESTMENT RESULTS TABLE (WITHOUT SALES CHARGES IMPOSED)
 AVERAGE ANNUAL TOTAL RETURNS FOR PERIODS ENDED DECEMBER 31, 2001:
                             ONE YEAR   FIVE YEARS   TEN YEARS    LIFETIME/1/
-------------------------------------------------------------------------------
 CLASS A - BEGAN 2/19/88       6.93%       6.32%       6.14%         6.95%
 SSB Broad Investment Grade    8.69%       7.02%       6.67%         7.61%
 (1-7 Years) Index/2/
 Lipper Short-Intermediate
 Investment Grade              7.21%       6.09%       5.99%         6.90%
 Average/3/
 Consumer Price Index/4/       1.55%       2.18%       2.51%         3.08%
-------------------------------------------------------------------------------
 Class A distribution rate/ /at December 31, 2001/5/: 5.10%
 (For current distribution rate information, please call American FundsLine at 1-800-325-3590.)


1 Lifetime results are as of the date Class A shares first became available.
2 The Salomon Smith Barney Broad Investment Grade (1-7 Years) Index represents a market capitalization-weighted index that includes U.S. Treasury, government-sponsored, mortgage, and investment-grade fixed-rate corporate obligations with a maturity range of one to seven years. This index is unmanaged and does not reflect sales charges, commissions, expenses or taxes.
3 The Lipper Short-Intermediate Investment Grade Debt Funds Average represents funds that invest at least 65% of their assets in investment grade debt issues (rated in the top four grades) with dollar-weighted average maturities of one to five years. The results of the underlying funds in the average include the reinvestment of dividend and capital gain distributions and brokerage commissions paid by the funds for portfolio transactions, but do not reflect sales charges or taxes.
4 The Consumer Price Index is a measure of inflation and is computed from data supplied by the U.S. Department of Labor, Bureau of Labor Statistics.
5 The distribution rate represents actual distributions paid by the fund. It was calculated at net asset value by annualizing dividends paid by the fund over one month and dividing that number by the fund's average net asset value for the month.

                                 Intermediate Bond Fund of America / Prospectus

 HOLDINGS BY TYPE OF INVESTMENT AS OF AUGUST 31, 2001
[pie chart]
Federal Agency Mortgage-Backed 22%
Corporate Bonds 22
Asset-Backed 18
Other Mortgage-Backed 15
U.S. Govt/Agency (Non-Mortgage) 13
Other 1
Cash & Equivalents 9
[end chart]


 HOLDINGS BY QUALITY RATING AS OF AUGUST 31, 2001
 See the Appendix in the statement of additional information for a
description of quality categories.             PERCENT OF NET ASSETS
 U.S. Government/Agency (AAA)                          34.4%
-------------------------------------------------------------------------------
 AAA                                                   29.3
-------------------------------------------------------------------------------
 AA                                                    11.0
-------------------------------------------------------------------------------
 A                                                     16.2
-------------------------------------------------------------------------------
 BBB*                                                   0.4
-------------------------------------------------------------------------------
 Cash and Equivalents                                   8.7


* Represents bonds whose quality ratings were downgraded while held by the fund.


Because the fund is actively managed, its holdings will change over time.

For updated information on the fund's portfolio holdings, please visit us at www.americanfunds.com.

Intermediate Bond Fund of America / Prospectus

Management and Organization

INVESTMENT ADVISER

Capital Research and Management Company, an experienced investment management organization founded in 1931, serves as investment adviser to the fund and other funds, including those in The American Funds Group. Capital Research and Management Company, a wholly owned subsidiary of The Capital Group Companies, Inc., is headquartered at 333 South Hope Street, Los Angeles, CA 90071. Capital Research and Management Company manages the investment portfolio and business affairs of the fund. The total management fee paid by the fund, as a percentage of average net assets, for the previous fiscal year appears earlier in the Annual Fund Operating Expenses Table.

MULTIPLE PORTFOLIO COUNSELOR SYSTEM

Capital Research and Management Company uses a system of multiple portfolio counselors in managing mutual fund assets. Under this approach, the portfolio of a fund is divided into segments managed by individual counselors. Counselors decide how their respective segments will be invested, within the limits provided by a fund's objective(s) and policies and by Capital Research and Management Company's investment committee. In addition, Capital Research and Management Company's research professionals may make investment decisions with respect to a portion of a fund's portfolio. The primary individual portfolio counselors for Intermediate Bond Fund of America are:


PORTFOLIO COUNSELOR/ FUND     PORTFOLIO COUNSELOR      PRIMARY TITLE WITH INVESTMENT ADVISER
TITLE (IF APPLICABLE)        EXPERIENCE IN THIS FUND   (OR AFFILIATE) AND INVESTMENT EXPERIENCE
--------------------------------------------------------------------------------------------------------
JOHN H. SMET                        10 years           Senior Vice President, Capital Research and
President, Principal                                   Management Company
Executive Officer and
Trustee                                                Investment professional for 20 years in total;19
                                                       years with Capital Research and Management
                                                       Company or affiliate
--------------------------------------------------------------------------------------------------------
THOMAS H. HOGH                       5 years           Vice President, Capital InternationalResearch,
                                                       Inc.

                                                       Investment professional for 15 years in total;12
                                                       years with Capital Research and Management
                                                       Company or affiliate
--------------------------------------------------------------------------------------------------------
JOHN W. RESSNER                     10 years           Executive Vice President and Director, Capital
                                                       Research Company

                                                       Investment professional for 14 years, all with
                                                       Capital Research and Management Company or
                                                       affiliate
--------------------------------------------------------------------------------------------------------

                                 Intermediate Bond Fund of America / Prospectus

Purchase, Exchange and Sale of Shares

PURCHASES AND EXCHANGES

Class A shares are generally not available for retirement plans using the PlanPremier or Recordkeeper Direct recordkeeping programs.

Class R shares generally are available only to 401(k) plans, 457 plans, employer-sponsored 403(b) plans, profit sharing and money purchase pension plans, defined benefit plans, and non-qualified deferred compensation plans. Class R shares also are generally available only to retirement plans where plan level or omnibus accounts are held on the books of the fund. In addition, Class R-5 shares generally are available only to retirement plans with $1 million or more in plan assets. Class R shares are not available to retail non-retirement accounts, traditional and Roth IRAs, Coverdell Education Savings Accounts, SEPs, SAR-SEPs, SIMPLE IRAs, individual 403(b) plans, and CollegeAmerica accounts.

Eligible retirement plans generally may open an account and purchase Class A or R shares by contacting any investment dealer (who may impose transaction charges in addition to those described in this prospectus) authorized to sell the fund's shares. Some or all R share classes may not be available through certain investment dealers. Additional shares may be purchased through a plan's administrator or recordkeeper.

Shares of the fund offered through this prospectus generally may be exchanged into shares of the same class of other funds in The American Funds Group. Exchanges of Class A shares from money market funds purchased without a sales charge generally will be subject to the appropriate sales charge.

THE FUND AND AMERICAN FUNDS DISTRIBUTORS, THE FUND'S DISTRIBUTOR, RESERVE THE RIGHT TO REJECT ANY PURCHASE ORDER FOR ANY REASON. THE FUND IS NOT DESIGNED TO SERVE AS A VEHICLE FOR FREQUENT TRADING IN RESPONSE TO SHORT-TERM STOCK MARKET FLUCTUATIONS. ACCORDINGLY, PURCHASES THAT ARE PART OF EXCHANGE ACTIVITY THAT THE FUND OR AMERICAN FUNDS DISTRIBUTORS HAVE DETERMINED COULD INVOLVE ACTUAL OR POTENTIAL HARM TO THE FUND MAY BE REJECTED.

SALES

Please contact your plan administrator or recordkeeper.

VALUING SHARES

The fund's net asset value is the value of a single share. The fund calculates its net asset value, each day the New York Stock Exchange is open, as of approximately 4:00 p.m. New York time, the normal close of regular trading. Assets are valued primarily on the basis of market quotations. However, the fund has adopted procedures for making "fair value" determinations if market quotations are not readily available.

Your shares will be purchased at the net asset value (plus any applicable sales charge in the case of Class A shares), or sold at the net asset value next determined after American Funds Service Company receives and accepts your request.

Intermediate Bond Fund of America / Prospectus

Sales Charges

CLASS A SHARES

The initial sales charge you pay when you buy Class A shares differs depending upon the amount you invest and may be reduced or eliminated for larger purchases as indicated below. Any applicable sales charge will be paid directly from your investment and, as a result, will reduce the amount of your investment.


                                        SALES CHARGE AS A
                                          PERCENTAGE OF
                                                                 DEALER
                                                    NET        COMMISSION
                                        OFFERING   AMOUNT       AS % OF
 INVESTMENT                              PRICE    INVESTED   OFFERING PRICE
----------------------------------------------------------------------------
 Less than $100,000                      3.75%     3.90%         3.00%
----------------------------------------------------------------------------
 $100,000 but less than $250,000         3.50%     3.63%         2.75%
----------------------------------------------------------------------------
 $250,000 but less than $500,000         2.50%     2.56%         2.00%
----------------------------------------------------------------------------
 $500,000 but less than $750,000         2.00%     2.04%         1.60%
----------------------------------------------------------------------------
 $750,000 but less than $1 million       1.50%     1.52%         1.20%
----------------------------------------------------------------------------
 $1 million or more and certain other    none      none          none
 investments described below
----------------------------------------------------------------------------


CLASS A PURCHASES NOT SUBJECT TO SALES CHARGE

Employer-sponsored defined contribution-type plans, including certain 403(b) plans, investing $1 million or more or with 100 or more eligible employees, and Individual Retirement Account rollovers involving retirement plan assets invested in the American Funds, may invest with no sales charge and are not subject to a contingent deferred sales charge. Also exempt are investments made through accounts that purchased fund shares before March 15, 2001 and are part of certain qualified fee-based programs. The distributor may pay dealers up to 1% on investments made in Class A shares with no initial sales charge. The fund may reimburse the distributor for these payments through its Plans of Distribution (see below).

CLASS R SHARES

Class R shares are sold with no initial or deferred sales charges. The distributor will pay dealers annually, asset-based compensation of 1.00% for sales of Class R-1 shares, 0.75% for Class R-2 shares, 0.50% for Class R-3 shares, and 0.25% for Class R-4 shares. No dealer compensation is paid on sales of Class R-5 shares. The fund may reimburse the distributor for these payments through its Plans of Distribution (see below).

                                 Intermediate Bond Fund of America / Prospectus

Sales Charge Reductions

Class A sales charges may be reduced in the following ways:

CONCURRENT PURCHASES

Simultaneous purchases of any class of shares of two or more American Funds may be combined to qualify for a reduced Class A sales charge. Direct purchases of money market funds are excluded.

RIGHTS OF ACCUMULATION

The current value (or if greater, the amount invested less any withdrawals) of existing holdings in any class of shares of the American Funds may be taken into account to determine Class A sales charges. Direct purchases of money market funds are excluded.

STATEMENT OF INTENTION

Class A sales charges may be reduced by establishing a Statement of Intention. A Statement of Intention allows all non-money market fund purchases of all share classes intended to be made over a 13-month period to be combined in order to determine the applicable sales charge. At the request of a plan, purchases made during the previous 90 days may be included; however, capital appreciation and reinvested dividends and capital gains do not apply toward these combined purchases. A portion of the account may be held in escrow to cover additional Class A sales charges which may be due if total investments over the 13-month period do not qualify for the applicable sales charge reduction.

Intermediate Bond Fund of America / Prospectus

Individual Retirement Account (IRA) Rollovers

Assets from a retirement plan may be invested in Class A, B, C or F shares of the American Funds through an IRA rollover plan. All such rollover investments will be subject to the terms and conditions for Class A, B, C and F shares contained in the fund's current prospectus and statement of additional information.

An IRA rollover involving retirement plan assets that offered an investment option managed by any affiliate of The Capital Group Companies, Inc., including any of the American Funds, may be invested in:
 . Class A shares at net asset value;
 . Class A shares subject to the applicable initial sales charge;
 . Class B shares;
 . Class C shares; or
 . Class F shares

Retirement plan assets invested in Class A shares with a sales charge, or B, C or F shares are subject to the terms and conditions contained in the fund's current prospectus and statement of additional information. Advisers will be compensated according to the policies associated with each share class as described in the fund's current prospectus and statement of additional information.

Retirement plan assets invested in Class A shares at net asset value will not be subject to a contingent deferred sales charge and will immediately begin to accrue service fees. Dealer commissions on such assets will be paid only on rollovers of $1 million or more.

Plans of Distribution

The fund has Plans of Distribution or "12b-1 Plans" under which it may finance activities primarily intended to sell shares, provided the categories of expenses are approved in advance by the fund's board of trustees. The plans provide for annual expenses of up to 0.30% for Class A shares, 1.00% for Class R-1 shares, and up to 1.00%, 0.75% and 0.50% for Class R-2, R-3 and R-4 shares, respectively. For all share classes, up to 0.25% of these expenses may be used to pay service fees to qualified dealers for providing certain shareholder services. The remaining expense for each share class may be used for distribution expenses.

The 12b-1 fees paid by the fund, as a percentage of average net assets, for the previous fiscal year are indicated earlier in the Annual Fund Operating Expenses Table. Since these fees are paid out of the fund's assets or income on an ongoing basis, over time they will increase the cost and reduce the return of an investment.

OTHER COMPENSATION TO DEALERS

American Funds Distributors may pay, or sponsor informational meetings for, dealers as described in the statement of additional information.

                                 Intermediate Bond Fund of America / Prospectus

Distributions and Taxes

DIVIDENDS AND DISTRIBUTIONS

The fund declares dividends from net investment income daily and distributes the accrued dividends, which may fluctuate, to shareholders each month. Dividends begin accruing one day after payment for shares is received by the fund or American Funds Service Company. Capital gains, if any, are usually distributed in December. When a capital gain is distributed, the net asset value per share is reduced by the amount of the payment.

All dividend and capital gain distributions paid to retirement plan shareholders will automatically be reinvested.

TAXES ON DISTRIBUTIONS

Dividends and capital gains distributed by the fund to retirement plan accounts currently are not taxable.

TAXES ON TRANSACTIONS

Distributions taken from a retirement plan account generally are taxable as ordinary income.

Please see your tax adviser for further information.

Intermediate Bond Fund of America / Prospectus

Financial Highlights

The financial highlights table is intended to help you understand the fund's results for the past five years and is currently only shown for Class A shares.
 A similar table will be shown for the R share classes beginning with the fund's 2002 fiscal year end. Certain information reflects financial results for a single fund share. The total returns in the table represent the rate that an investor would have earned or lost on an investment in the fund (assuming reinvestment of all dividends and distributions). This information has been audited by Deloitte & Touche LLP (except for the six months ended February 28, 2002), whose report, along with the fund's financial statements, is included in the statement of additional information, which is available upon request.


                                              CLASS A
                         Six months
                           ended
                        February 28,               YEAR ENDED AUGUST 31
                         2002/1//,2/    2001      2000      1999      1998      1997
 NET ASSET VALUE,        $13.69       $13.08    $13.01    $13.56    $13.42     $13.26
BEGINNING OF PERIOD
---------------------------------------------------------------------------------------
 INCOME FROM
INVESTMENT OPERATIONS:
 Net investment income      .35/3/       .78/3/    .78/3/    .76       .83        .86
 Net (losses) gains on
 securities                (.07 )/3/     .65/3/    .03/3/   (.55)      .17        .15
 (both realized and
 unrealized)
 Total from investment      .28         1.43       .81       .21      1.00       1.01
operations
---------------------------------------------------------------------------------------
 LESS DISTRIBUTIONS:
 Dividends (from net       (.36 )       (.82 )    (.74 )    (.76)     (.86)      (.85)
investment income)
 NET ASSET VALUE, END    $13.61       $13.69    $13.08    $13.01    $13.56     $13.42
OF PERIOD
---------------------------------------------------------------------------------------
 TOTAL RETURN/4/           2.04 %      11.23 %    6.47 %    1.55%     7.68%      7.83%
---------------------------------------------------------------------------------------
 RATIOS/SUPPLEMENTAL
DATA:
 Net assets, end of      $2,113       $1,628    $1,290    $1,535    $1,459     $1,338
period (in millions)
---------------------------------------------------------------------------------------
 Ratio of expenses to       .78 %/5/     .81 %     .83 %     .75%/6/   .76%/6/    .82%
average net assets
---------------------------------------------------------------------------------------
 Ratio of net income       5.09 %/5/    5.78 %    6.06 %    5.69%     6.09%      6.40%
to average net assets
 Portfolio turnover          39 %         73 %      48 %      70%       79%        42%
rate


1 Based on operations for the period shown (unless otherwise noted) and, accordingly, may not be representative of a full year.
2 Unaudited.
3 Based on average shares outstanding.
4 Total returns exclude all sales charges, including contingent deferred sales charges.
5 Annualized.
6 Had Capital Research and Management Company not waived management fees, the fund's expense ratio would have been 0.78% and 0.79% for the fiscal years ended 1999 and 1998, respectively.

                                 Intermediate Bond Fund of America / Prospectus

[logo - American Funds (sm)]


                                          The right choice for the long term/SM/


          FOR SHAREHOLDER             American Funds Service Company
          SERVICES                    800/421-0180
          FOR RETIREMENT PLAN         Call your employer or plan
          SERVICES                    administrator
          FOR DEALER SERVICES         American Funds Distributors
                                      800/421-9900
                                      American FundsLine(R)
          FOR 24                      800/325-3590
          -HOUR INFORMATION           American FundsLine OnLine(R)
                                      www.americanfunds.com
          Telephone conversations may be recorded or monitored
          for verification, recordkeeping and quality assurance
          purposes.
-----------------------------------------------------------------------------------


MULTIPLE TRANSLATIONS This prospectus may be translated into other languages. If there is any inconsistency or ambiguity as to the meaning of any word or phrase in a translation, the English text will prevail.

ANNUAL/SEMI-ANNUAL REPORTS TO SHAREHOLDERS The shareholder reports contain additional information about the fund including financial statements, investment results, portfolio holdings, a statement from portfolio management discussing market conditions and the fund's investment strategies, and the independent accountants' report (in the annual report).

STATEMENT OF ADDITIONAL INFORMATION (SAI) AND CODES OF ETHICS The Retirement Plan SAI contains more detailed information on all aspects of the fund, including the fund's financial statements, and is incorporated by reference into this prospectus. The Codes of Ethics describe the personal investing policies adopted by the fund and the fund's investment adviser and its affiliated companies.

The Codes of Ethics and current SAI have been filed with the Securities and Exchange Commission ("SEC"). These and other related materials about the fund are available for review or to be copied at the SEC's Public Reference Room in Washington, D.C. (202/942-8090) or on the EDGAR database on the SEC's Internet Web site at http://www.sec.gov, or, after payment of a duplicating fee, via e-mail request to publicinfo@sec.gov or by writing the SEC's Public Reference Section, Washington, D.C. 20549-0102.

HOUSEHOLD MAILINGS Each year you are automatically sent an updated prospectus, annual and semi-annual report for the fund. You may also occasionally receive proxy statements for the fund. In order to reduce the volume of mail you receive, when possible, only one copy of these documents will be sent to shareholders that are part of the same family and share the same residential address.

If you would like to receive individual copies of these documents, or a free copy of the Retirement Plan SAI or Codes of Ethics, please call American Funds Service Company at 800/421-0180 or write to the Secretary of the fund at 333 South Hope Street, Los Angeles, California 90071.




[LOGO - recycled bug]





Printed on recycled paper                  Investment Company File No. 811-5446
RPIBFA-010-0502-B
-------------------------------------------------------------------------------
THE CAPITAL GROUP COMPANIES
American Funds        Capital Research and Management       Capital
International        Capital Guardian        Capital Bank and Trust

                       INTERMEDIATE BOND FUND OF AMERICA

                                     Part B
                                Retirement Plan
                      Statement of Additional Information

                                  May 15, 2002


This document is not a prospectus but should be read in conjunction with the current Retirement Plan Prospectus of Intermediate Bond Fund of America (the "fund" or "IBFA") dated May 15, 2002. The prospectus may be obtained from your investment dealer or financial planner or by writing to the fund at the following address:

                       Intermediate Bond Fund of America
                              Attention: Secretary
                             333 South Hope Street
                         Los Angeles, California 90071
                                 (213) 486-9200

                               TABLE OF CONTENTS


Item                                                                  Page No.
----                                                                  --------
Certain Investment Limitations and Guidelines . . . . . . . . . . .        2
Description of Certain Securities and Investment Techniques . . . .        2
Fundamental Policies and Investment Restrictions. . . . . . . . . .        6
Management of the Fund  . . . . . . . . . . . . . . . . . . . . . .        9
Taxes and Distributions . . . . . . . . . . . . . . . . . . . . . .       20
Purchase, Exchange and Sale of Shares . . . . . . . . . . . . . . .       24
Sales Charges . . . . . . . . . . . . . . . . . . . . . . . . . . .       26
Class A Sales Charge Reductions . . . . . . . . . . . . . . . . . .       28
Individual Retirement Account (IRA) Rollovers . . . . . . . . . . .       30
Price of Shares . . . . . . . . . . . . . . . . . . . . . . . . . .       31
Shareholder Account Services and Privileges . . . . . . . . . . . .       32
Execution of Portfolio Transactions . . . . . . . . . . . . . . . .       32
General Information . . . . . . . . . . . . . . . . . . . . . . . .       33
Class A Share Investment Results and Related Statistics . . . . . .       35
Appendix. . . . . . . . . . . . . . . . . . . . . . . . . . . . . .       37
Financial Statements




                   Intermediate Bond Fund of America - Page 1

                 CERTAIN INVESTMENT LIMITATIONS AND GUIDELINES

The following limitations and guidelines are considered at the time of purchase, under normal circumstances, and are based on a percentage of the fund's net assets unless otherwise noted. This summary is not intended to reflect all of the fund's investment limitations.


DEBT SECURITIES

..    The fund will invest at least 80% of its assets in bonds (for purposes of this limit, bonds include any debt instrument and cash equivalents and may include certain preferred securities).
..    The fund will invest in debt securities rated A or better by Standard &
     Poor's Corporation or Moody's Investors Service, Inc. or unrated but determined to be of equivalent quality.

MATURITY

..    The fund's average effective maturity will be no longer than five years.

The fund may experience difficulty liquidating certain portfolio securities during significant market declines or periods of heavy redemptions.


          DESCRIPTION OF CERTAIN SECURITIES AND INVESTMENT TECHNIQUES

The descriptions below are intended to supplement the material in the prospectus under "Investment Objective, Strategies and Risks."


DEBT SECURITIES - Bonds and other debt securities are used by issuers to borrow money. Issuers pay investors interest and generally must repay the amount borrowed at maturity. Some debt securities, such as zero coupon bonds, do not pay current interest, but are purchased at a discount from their face values. The prices of debt securities fluctuate depending on such factors as interest rates, credit quality, and maturity. In general, their prices decline when interest rates rise and increase when interest rates fall.


PASS-THROUGH SECURITIES - The fund may invest in various debt obligations backed by a pool of mortgages or other assets including, but not limited to, loans on single family residences, home equity loans, mortgages on commercial buildings, credit card receivables, and leases on airplanes or other equipment. Principal and interest payments made on the underlying asset pools backing these obligations are typically passed through to investors. Pass-through securities may have either fixed or adjustable coupons. These securities include those discussed below.


"Mortgage-backed securities" are issued both by U.S. government agencies, including the Government National Mortgage Association (GNMA), FNMA, FHLMC , and by private entities. The payment of interest and principal on securities issued by U.S. government agencies is guaranteed by the full faith and credit of the U.S. government (in the case of GNMA securities) or the issuer (in the case of FNMA and FHLMC securities). However, the guarantees do not apply to the market prices and yields of these securities, which vary with changes in interest rates.


Mortgage-backed securities issued by private entities are structured similarly to mortgage-backed securities issued by GNMA, FNMA, and FHLMC. These securities and the


                   Intermediate Bond Fund of America - Page 2 underlying mortgages are not guaranteed by government agencies. In addition, these securities generally are structured with one or more types of credit enhancement. Mortgage-backed securities generally permit borrowers to prepay their underlying mortgages. Prepayments can alter the effective maturity of these instruments.


"Collateralized mortgage obligations" (CMOs) are also backed by a pool of mortgages or mortgage loans, which are divided into two or more separate bond issues. CMOs issued by U.S. government agencies are backed by agency mortgages, while privately issued CMOs may be backed by either government agency mortgages or private mortgages. Payments of principal and interest are passed through to each bond at varying schedules resulting in bonds with different coupons, effective maturities, and sensitivities to interest rates. In fact, some CMOs may be structured in a way that when interest rates change the impact of changing prepayment rates on these securities' effective maturities is magnified.


"Commercial mortgage-backed securities" are backed by mortgages of commercial property, such as hotels, office buildings, retail stores, hospitals, and other commercial buildings. These securities may have a lower prepayment uncertainty than other mortgage-related securities because commercial mortgage loans generally prohibit or impose penalties on prepayments of principal. In addition, commercial mortgage-related securities often are structured with some form of credit enhancement to protect against potential losses on the underlying mortgage loans. Many of the risks of investing in commercial mortgage-backed securities reflect the risks of investing in the real estate securing the underlying mortgage loans, including the effects of local and other economic conditions on real estate markets, the ability of tenants to make loan payments, and the ability of a property to attract and retain tenants.


"Asset-backed securities" are backed by other assets such as credit card, automobile or consumer loan receivables, retail installment loans, or participations in pools of leases. Credit support for these securities may be based on the underlying assets and/or provided through credit enhancements by a third party. The values of these securities are sensitive to changes in the credit quality of the underlying collateral, the credit strength of the credit enhancement, changes in interest rates, and at times the financial condition of the issuer. Some asset-backed securities also may receive prepayments which can change the securities' effective maturities.


U.S. TREASURY AND AGENCY SECURITIES - U.S. Treasury securities include direct obligations of the U.S. Treasury, such as Treasury bills, notes and bonds. For these securities, the payment of principal and interest is unconditionally guaranteed by the U.S. government, and thus they are of the highest possible credit quality. Such securities are subject to variations in market value due to fluctuations in interest rates, but, if held to maturity, will be paid in full.


U.S. agency securities include those issued by certain U.S. government instrumentalities and certain federal agencies. These securities are neither direct obligations of, nor guaranteed by, the Treasury. However, they generally involve federal sponsorship in one way or another; some are backed by specific types of collateral; some are supported by the issuer's right to borrow from the Treasury; some are supported by the discretionary authority of the Treasury to purchase certain obligations of the issuer; and others are supported only by the credit of the issuing government agency or instrumentality. These agencies and instrumentalities include, but are not limited to: Federal Home Loan Bank, Federal Home Loan Mortgage Corporation (FHLMC), Federal National Mortgage Association (FNMA), Tennessee Valley Authority, and Federal Farm Credit Bank System.


                   Intermediate Bond Fund of America - Page 3

INFLATION-INDEXED BONDS - The fund may invest in inflation-indexed bonds issued by governments, their agencies or instrumentalities, and corporations. The principal value of this type of bond is periodically adjusted according to changes in the rate of inflation. The interest rate is generally fixed at issuance; however, interest payments are based on an inflation adjusted principal value. For example, in a period of deflation, principal value will be adjusted downward, reducing the interest payable.


Repayment of the original bond principal upon maturity (as adjusted for inflation) is guaranteed in the case of U.S. Treasury inflation-indexed bonds, even during a period of deflation. However, the current market value of the bonds is not guaranteed, and will fluctuate. The fund may also invest in other bonds which may or may not provide a similar guarantee. If a guarantee of principal is not provided, the adjusted principal value of the bond repaid at maturity may be less than the original principal.


REPURCHASE AGREEMENTS - The fund may enter into repurchase agreements, under which the fund buys a security and obtains a simultaneous commitment from the seller to repurchase the security at a specified time and price. Repurchase agreements permit the fund to maintain liquidity and earn income over periods of time as short as overnight. The seller must maintain with the fund's custodian collateral equal to at least 100% of the repurchase price, including accrued interest, as monitored daily by the Investment Adviser. The fund will only enter into repurchase agreements involving securities in which it could otherwise invest and with selected banks and securities dealers whose financial condition is monitored by the Investment Adviser. If the seller under the repurchase agreement defaults, the fund may incur a loss if the value of the collateral securing the repurchase agreement has declined and may incur disposition costs in connection with liquidating the collateral. If bankruptcy proceedings are commenced with respect to the seller, realization of the collateral by the fund may be delayed or limited.


FORWARD COMMITMENTS - The fund may enter into commitments to purchase or sell securities at a future date. When the fund agrees to purchase such securities, it assumes the risk of any decline in value of the security beginning on the date of the agreement. When the fund agrees to sell such securities, it does not participate in further gains or losses with respect to the securities beginning on the date of the agreement. If the other party to such a transaction fails to deliver or pay for the securities, the fund could miss a favorable price or yield opportunity, or could experience a loss.


The fund will not use these transactions for the purpose of leveraging and will segregate liquid assets which will be marked to market daily in an amount sufficient to meet its payment obligations in these transactions. Although these transactions will not be entered into for leveraging purposes, to the extent the fund's aggregate commitments under these transactions exceed its segregated assets, the fund temporarily could be in a leveraged position (because it may have an amount greater than its net assets subject to market risk). Should market values of the fund's portfolio securities decline while the fund is in a leveraged position, greater depreciation of its net assets would likely occur than were it not in such a position. The fund will not borrow money to settle these transactions and, therefore, will liquidate other portfolio securities in advance of settlement if necessary to generate additional cash to meet its obligations thereunder.


The fund may also enter into reverse repurchase agreements and "roll" transactions. A reverse repurchase agreement is the sale of a security by a fund and its agreement to repurchase the security at a specified time and price. A "roll" transaction is the sale of mortgage-backed or other


                   Intermediate Bond Fund of America - Page 4 securities together with a commitment to purchase similar, but not identical securities at a later date. The fund assumes the rights and risks of ownership, including the risk of price and yield fluctuations as of the time of the agreement. The fund intends to treat "roll" transactions as two separate transactions: one involving the purchase of a security and a separate transaction involving the sale of a security. Since the fund does not intend to enter into "roll" transactions for financing purposes, it may treat these transactions as not falling within the definition of "borrowing" in Section 2(a)(23) of the Investment Company Act of 1940. The fund will segregate liquid assets which will be marked to market daily in an amount sufficient to meet its payment obligations under "roll" transactions and reverse repurchase agreements with broker-dealers (no collateral is required for reverse repurchase agreements with banks).


RESTRICTED SECURITIES AND LIQUIDITY - The fund may purchase securities subject to restrictions on resale. Securities not actively traded will be considered illiquid unless they have been specifically determined to be liquid under procedures adopted by the fund's board of trustees, taking into account factors such as the frequency and volume of trading, the commitment of dealers to make markets and the availability of qualified investors, all of which can change from time to time. The fund may incur certain additional costs in disposing of illiquid securities.


INVESTING IN VARIOUS COUNTRIES - The fund may only invest in non-U.S. securities that are U.S. dollar-denominated. Accordingly, the risks described below are substantially lessened.


Investing outside the U.S. involves special risks, caused by, among other things: fluctuating local currency values; different accounting, auditing, and financial reporting regulations and practices in some countries; changing local and regional economic, political, and social conditions; expropriation or confiscatory taxation and greater market volatility. However, in the opinion of Capital Research and Management Company, investing outside the U.S. also can reduce certain portfolio risks due to greater diversification opportunities.


The risks described above are potentially heightened in connection with investments in developing countries. Although there is no universally accepted definition, a developing country is generally considered to be a country which is in the initial stages of its industrialization cycle with a low per capita gross national product. For example, political and/or economic structures in these countries may be in their infancy and developing rapidly. Historically, the markets of developing countries have been more volatile than the markets of developed countries. The fund may invest in securities of issuers in developing countries only to a limited extent.


CASH AND CASH EQUIVALENTS - These securities include: (i) commercial paper (e.g., short-term notes up to 9 months in maturity issued by corporations, governmental bodies or bank/ corporation sponsored conduits (asset-backed commercial paper)), (ii) commercial bank obligations (e.g., certificates of deposit, bankers' acceptances (time drafts on a commercial bank where the bank accepts an irrevocable obligation to pay at maturity)), (iii) savings association and savings bank obligations (e.g., bank notes and certificates of deposit issued by savings banks or savings associations), (iv) securities of the U.S. government, its agencies or instrumentalities that mature, or may be redeemed, in one year or less, and (v) corporate bonds and notes that mature, or that may be redeemed, in one year or less.


VARIABLE AND FLOATING RATE OBLIGATIONS - The interest rates payable on certain securities in which the fund may invest may not be fixed but may fluctuate based upon changes in market rates. Variable and floating rate obligations bear coupon rates that are adjusted at designated intervals, based on the then current market rates of interest. Variable and floating rate obligations


                   Intermediate Bond Fund of America - Page 5 permit the fund to "lock in" the current interest rate for only the period until the next scheduled rate adjustment, but the rate adjustment feature tends to limit the extent to which the market value of the obligation will fluctuate.


ADJUSTMENT OF MATURITIES - The Investment Adviser seeks to anticipate movements in interest rates and adjusts the maturity distribution of the portfolio accordingly. Keeping in mind the fund's objective, the Investment Adviser will increase the fund's exposure to this price volatility only when it appears likely to increase current income without undue risk to capital.


LOANS OF PORTFOLIO SECURITIES - The fund is authorized to lend portfolio securities to selected securities dealers or other institutional investors whose financial condition is monitored by the Investment Adviser. The borrower must maintain with the fund's custodian collateral consisting of cash, cash equivalents or U.S. government securities equal to at least 100% of the value of the borrowed securities, plus any accrued interest. The Investment Adviser will monitor the adequacy of the collateral on a daily basis. The fund may at any time call a loan of its portfolio securities and obtain the return of the loaned securities. The fund will receive any interest paid on the loaned securities and a fee or a portion of the interest earned on the collateral. The fund will limit its loans of portfolio securities to an aggregate of 33 1/3% of the value of its total assets, measured at the time any such loan is made.


There is no current intent to engage in this investment practice over the next 12 months.

                        *     *     *     *     *     *

PORTFOLIO TURNOVER - Portfolio changes will be made without regard to the length of time particular investments may have been held. Short-term trading profits are not the fund's objective, and changes in its investments are generally accomplished gradually, though short-term transactions may occasionally be made. High portfolio turnover (100% or more) involves correspondingly greater transaction costs in the form of dealer spreads or brokerage commissions, and may result in the realization of net capital gains, which are taxable when distributed to shareholders. Fixed-income securities are generally traded on a net basis and usually neither brokerage commissions nor transfer taxes are involved, although the price usually includes a profit to the dealer.


A fund's portfolio turnover rate would equal 100% if each security in the fund's portfolio was replaced once per year. See "Financial Highlights" in the prospectus for the fund's annual portfolio turnover for each of the last five fiscal periods.


                FUNDAMENTAL POLICIES AND INVESTMENT RESTRICTIONS

FUNDAMENTAL POLICIES - The fund has adopted the following fundamental policies and investment restrictions which may not be changed without approval by holders of a majority of its outstanding shares. Such majority is defined in the Investment Company Act of 1940 ("1940 Act") as the vote of the lesser of (i) 67% or more of the outstanding voting securities present at a meeting, if the holders of more than 50% of the outstanding voting securities are present in person or by proxy, or (ii) more than 50% of the outstanding voting securities. All percentage limitations are considered at the time securities are purchased and are based on the fund's net assets unless otherwise indicated. None of the following investment restrictions involving a maximum percentage of assets will be considered violated unless the excess occurs immediately after, and is caused by, an acquisition by the fund.


                   Intermediate Bond Fund of America - Page 6

These restrictions provide that the fund may not:


1. Purchase any security (other than securities issued or guaranteed by the U.S. government or its agencies or instrumentalities ("U.S. government securities") if, immediately after and as a result of such investment, more than 5% of the value of the fund's total assets would be invested in securities of the issuer;

 2. Invest 25% or more of the value of its total assets in the securities of issuers conducting their principal business activities in the same industry, except that this limitation shall not apply to U.S. government securities;

 3.  Invest in companies for the purpose of exercising control or management;

 4. Knowingly purchase securities of other managed investment companies, except in connection with a merger, consolidation, acquisition, or reorganization;

 5. Buy or sell real estate or commodities or commodity contracts in the ordinary course of its business; however, the fund may purchase or sell readily marketable debt securities secured by real estate or interests therein or issued by companies which invest in real estate or interests therein, including real estate investment trusts;

 6. Acquire securities subject to contractual restrictions preventing their ready disposition or enter into repurchase agreements or purchase time deposits maturing in more than seven days if, immediately after and as a result, the value of illiquid securities held by the fund would exceed, in the aggregate, 10% of the value of the fund's total assets;

 7. Engage in the business of underwriting securities of other issuers, except to the extent that the disposal of an investment position may technically cause it to be considered an underwriter as that term is defined under the Securities Act of 1933;

 8. Make loans, except that this does not prevent the fund from purchasing marketable debt securities and entering into repurchase agreements or making loans of portfolio securities;

 9. Sell securities short, except to the extent that the fund contemporaneously owns or has the right to acquire at no additional cost securities identical to those sold short;

10. Purchase securities on margin, except that the fund may obtain such short-term credits as may be necessary for the clearance of purchases and sales of securities;

11. Borrow money, except from banks for temporary or emergency purposes, not in excess of 5% of the value of the fund's total assets, except that the fund may enter into reverse repurchase agreements, provided that the fund will limit its aggregate borrowings to no more than one-third of its total assets;

12. Mortgage, pledge, or hypothecate any of its assets, provided that this restriction shall not apply to the sale of securities pursuant to a reverse repurchase agreement;

13. Purchase or retain the securities of any issuer, if those individual officers and Trustees of the fund, its investment adviser, or distributor, each owning beneficially more than 1/2 of 1% of the securities of such issuer, together own more than 5% of the securities of such issuer;


                   Intermediate Bond Fund of America - Page 7

14. Invest in interests in oil, gas, or other mineral exploration or development programs;

15. Invest more than 5% of its total assets in warrants which are unattached to securities;

16.  Write, purchase or sell puts, calls or combinations thereof;

17. Invest more than 5% of its total assets in securities of companies having, together with their predecessors, a record of less than three years of continuous operation.

A further investment policy of the fund, which may be changed by action of the Board of Trustees without shareholder approval, is that the fund will not invest in securities of an issuer if the investment would cause the fund to own more than 10% of the outstanding voting securities of any one issuer. With respect to Investment Restriction #15, investments in warrants, valued at the lower of cost or market, will not exceed 5% of the value of the fund's net assets, with no more than 2% being unlisted on the New York or American Stock Exchanges. (Warrants acquired by the fund in units or attached to securities may be deemed to be without value.)


Notwithstanding Investment Restriction #4, the fund may invest in securities of other investment companies if deemed advisable by its officers in connection with the administration of a deferred compensation plan adopted by the Trustees pursuant to an exemptive order granted by the Securities and Exchange Commission. For purposes of Investment Restriction #6, the fund will not invest more than 15% of its net assets in illiquid securities.


                   Intermediate Bond Fund of America - Page 8

                             MANAGEMENT OF THE FUND

BOARD OF TRUSTEES AND OFFICERS

                                    YEAR FIRST                                       NUMBER OF BOARDS
                        POSITION     ELECTED                                          WITHIN THE FUND      OTHER DIRECTORSHIPS/3/
                        WITH THE    A TRUSTEE      PRINCIPAL OCCUPATION(S) DURING   COMPLEX/2/ ON WHICH             HELD
     NAME AND AGE         FUND    OF THE FUND/1/            PAST 5 YEARS              TRUSTEE SERVES             BY TRUSTEE
-----------------------------------------------------------------------------------------------------------------------------------
 "NON-INTERESTED" TRUSTEES
-----------------------------------------------------------------------------------------------------------------------------------
 Richard G. Capen,       Trustee       1999        Corporate Director and author;           14            Carnival Corporation
 Jr.                                               former United States
 Age: 67                                           Ambassador to Spain; former
                                                   Vice Chairman, Knight Ridder,
                                                   Inc.; former Chairman and
                                                   Publisher, The Miami Herald
                                                              ----------------
-----------------------------------------------------------------------------------------------------------------------------------
 H. Frederick            Trustee       1993        Private Investor; former                 19            Ducommun
 Christie                                          President and Chief Executive                          Incorporated;IHOP
 Age: 68                                           Officer, The Mission Group                             Corporation;Southwest
                                                   (non-utility holding company                           Water Company;Valero L.P.
                                                   subsidiary of Southern
                                                   California Edison Company)
-----------------------------------------------------------------------------------------------------------------------------------
 Diane C. Creel          Trustee       1994        CEO and President, The Earth             12            Allegheny Technologies;BF
 Age: 53                                           Technology Corporation                                 Goodrich;Teledyne
                                                   (international consulting                              Technologies
                                                   engineering)
-----------------------------------------------------------------------------------------------------------------------------------
 Martin Fenton           Trustee       1993        Managing Director, Senior                16            None
 Age: 66                                           Resource Group LLC
                                                   (development and management of
                                                   senior living communities)
-----------------------------------------------------------------------------------------------------------------------------------
 Leonard R. Fuller       Trustee       1994        President, Fuller Consulting             13            None
 Age: 55                                           (financial management
                                                   consulting firm)
-----------------------------------------------------------------------------------------------------------------------------------
 Richard G. Newman       Trustee       1993        Chairman and CEO, AECOM                  13            Southwest Water Company
 Age: 67                                           Technology Corporation
                                                   (engineering, consulting and
                                                   professional services)
-----------------------------------------------------------------------------------------------------------------------------------
 Frank M. Sanchez        Trustee       1999        President, The Sanchez Family            12            None
 Age: 58                                           Corporation dba McDonald's
                                                   Restaurants (McDonald's
                                                   licensee)
-----------------------------------------------------------------------------------------------------------------------------------




                   Intermediate Bond Fund of America - Page 9

                                                       PRINCIPAL OCCUPATION(S) DURING
                                      YEAR FIRST              PAST 5 YEARS AND
                                       ELECTED                 POSITIONS HELD               NUMBER OF BOARDS
                       POSITION       A TRUSTEE           WITH AFFILIATED ENTITIES           WITHIN THE FUND
                       WITH THE     AND/OR OFFICER      OR THE PRINCIPAL UNDERWRITER       COMPLEX/2/ ON WHICH
   NAME AND AGE          FUND       OF THE FUND/1/              OF THE FUND                  TRUSTEE SERVES
-----------------------------------------------------------------------------------------------------------------
 "INTERESTED" TRUSTEES/4,5/
------------------------------------------------------------------------------------------------------------------------------------
 Abner D.             Vice               1987        Senior Vice President and                     12
 Goldstine            Chairman                       Director, Capital Research and
 Age: 72              and Trustee                    Management Company
-----------------------------------------------------------------------------------------------------------------
 Paul G. Haaga,       Chairman of        1987        Executive Vice President and                  16
 Jr.                  the Board                      Director, Capital Research and
 Age: 53              and Trustee                    Management Company; Director,
                                                     American Funds Distributors,
                                                     Inc.*; Director, The Capital Group
                                                     Companies, Inc.*
-----------------------------------------------------------------------------------------------------------------
 John H. Smet         President,         1993        Senior Vice President, Capital                 2
 Age: 45              PEO and                        Research and Management Company
                      Trustee
-----------------------------------------------------------------------------------------------------------------




                      OTHER DIRECTORSHIPS/3/ HELD
   NAME AND AGE               BY TRUSTEE
--------------------------------------------------
 "INTERESTED" TRUSTEES/4,5/
------------------------------------------------------------------------------------------------------------------------------------
 Abner D.             None
 Goldstine
 Age: 72
--------------------------------------------------
 Paul G. Haaga,       None
 Jr.
 Age: 53
--------------------------------------------------
 John H. Smet         None
 Age: 45
--------------------------------------------------




                  Intermediate Bond Fund of America - Page 10

                                                                                     PRINCIPAL OCCUPATION(S) DURING
                               POSITION          YEAR FIRST ELECTED                 PAST 5 YEARS AND POSITIONS HELD
                               WITH THE              AN OFFICER                         WITH AFFILIATED ENTITIES
     NAME AND AGE               FUND/1/            OF THE FUND/1/               OR THE PRINCIPAL UNDERWRITER OF THE FUND
-----------------------------------------------------------------------------------------------------------------------------------
 OTHER OFFICERS/5/
-----------------------------------------------------------------------------------------------------------------------------------
 Michael J. Downer          Vice President              1994          Vice President and Secretary, Capital Research and
 Age: 47                                                              Management Company; Secretary, American Funds Distributors,
                                                                      Inc.*; Director, Capital Bank and Trust Company*
-----------------------------------------------------------------------------------------------------------------------------------
 Julie F. Williams             Secretary                1987          Vice President - Fund Business Management Group, Capital
 Age: 53                                                              Research and Management Company
-----------------------------------------------------------------------------------------------------------------------------------
 Anthony W. Hynes,             Treasurer                1993          Vice President - Fund Business Management Group, Capital
 Jr.                                                                  Research and Management Company
 Age: 38
-----------------------------------------------------------------------------------------------------------------------------------
 Kimberly S. Verdick      Assistant Secretary           1994          Assistant Vice President - Fund Business Management Group,
 Age: 37                                                              Capital Research and Management Company
-----------------------------------------------------------------------------------------------------------------------------------
 Susi M. Silverman        Assistant Treasurer           2001          Vice President - Fund Business Management Group, Capital
 Age: 32                                                              Research and Management Company
-----------------------------------------------------------------------------------------------------------------------------------



* Company affiliated with Capital Research and Management Company.
1 Trustees and officers of the fund serve until their resignation, removal or retirement.
2 Capital Research and Management Company manages the American Funds consisting of 29 funds. Capital Research and Management Company also manages American Funds Insurance Series and Anchor Pathway Fund, which serve as the underlying investment vehicles for certain variable insurance contracts, and Endowments, whose shareholders are limited to certain non-profit organizations.
3 This includes all directorships (other than those in the American Funds Group) that are held by each trustee as a director of a public company or a registered investment company.
4 "Interested persons" within the meaning of the 1940 Act on the basis of their affiliation with the fund's Investment Adviser, Capital Research and Management Company, or its affiliated entities (including the fund's principal underwriter).
5 All of the officers listed are officers and/or directors/trustees of one or more of the other funds for which Capital Research and Management Company serves as Investment Adviser.

THE ADDRESS FOR ALL TRUSTEES AND OFFICERS OF THE FUND IS 333 SOUTH HOPE STREET - 55TH FLOOR, LOS ANGELES, CALIFORNIA 90071, ATTENTION: FUND SECRETARY.


                  Intermediate Bond Fund of America - Page 11

FUND SHARES OWNED BY TRUSTEES AS OF DECEMBER 31, 2001

                                                     AGGREGATE DOLLAR RANGE/1/
                                                             OF SHARES
                                                        OWNED IN ALL FUNDS
                                                       IN THE AMERICAN FUNDS
                          DOLLAR RANGE/1/ OF FUND         FAMILY OVERSEEN
          NAME                  SHARES OWNED                BY TRUSTEE
-------------------------------------------------------------------------------
 "NON-INTERESTED" TRUSTEES
-------------------------------------------------------------------------------
 Richard J. Capen, Jr.         Over $100,000               Over $100,000
-------------------------------------------------------------------------------
 H. Frederick Christie              None                   Over $100,000
-------------------------------------------------------------------------------
 Diane C. Creel                 $1 - $10,000             $10,001 - $50,000
-------------------------------------------------------------------------------
 Martin Fenton                  $1 - $10,000               Over $100,000
-------------------------------------------------------------------------------
 Leonard R. Fuller              $1 - $10,000            $50,001 - $100,000
-------------------------------------------------------------------------------
 Richard G. Newman              $1 - $10,000               Over $100,000
-------------------------------------------------------------------------------
 Frank M. Sanchez               $1 - $10,000             $10,001 - $50,000
-------------------------------------------------------------------------------
 "INTERESTED" TRUSTEES/2/
-------------------------------------------------------------------------------
 Abner D. Goldstine            Over $100,000               Over $100,000
-------------------------------------------------------------------------------
 Paul G. Haaga, Jr.             $1 - $10,000               Over $100,000
-------------------------------------------------------------------------------
 John H. Smet                       None                       None
-------------------------------------------------------------------------------

1 Ownership disclosure is made using the following ranges:  None; $1 - $10,000;
  $10,001 - $50,000; $50,001 - $100,000 and Over $100,000. The amounts listed for "interested" trustees include shares owned through The Capital Group Companies, Inc. retirement plan and 401(k) plan.
2 "Interested persons" within the meaning of the 1940 Act on the basis of their affiliation with the fund's Investment Adviser, Capital Research and Management Company, or its affiliated entities (including the fund's principal underwriter).

TRUSTEE COMPENSATION PAID DURING THE FISCAL YEAR ENDED AUGUST 31, 2001

No compensation is paid by the fund to any officer or Trustee who is a director, officer or employee of the Investment Adviser or its affiliates. The fund pays annual fees of $2,500 to Trustees who are not affiliated with the Investment Adviser, plus $210 for each Board of Trustees meeting attended(BLANK)/NPF OFFICER MTG FEE; $2,520 per Contracts Committee meeting attended; and $1,000 per Audit and Nominating Committee meeting attended. Certain of the fund's trustees may also serve as Committee members for other American Funds whose Committees meet jointly with those of the fund. Accordingly, the Committee fees are allocated among the funds participating.


No pension or retirement benefits are accrued as part of fund expenses. The Trustees may elect, on a voluntary basis, to defer all or a portion of their fees through a deferred compensation plan in effect for the fund. The fund also reimburses certain expenses of the Trustees who are not affiliated with the Investment Adviser.


                  Intermediate Bond Fund of America - Page 12

                                                        TOTAL COMPENSATION (INCLUDING
                         AGGREGATE COMPENSATION     VOLUNTARILY DEFERRED COMPENSATION/1/)
                         (INCLUDING VOLUNTARILY           FROM ALL FUNDS MANAGED BY
                        DEFERRED COMPENSATION/1/)      CAPITAL RESEARCH AND MANAGEMENT
         NAME                 FROM THE FUND             COMPANY OR ITS AFFILIATES/2/
------------------------------------------------------------------------------------------
 Richard J. Capen,               $3,843/3/                        $ 98,620/3/
 Jr.
------------------------------------------------------------------------------------------
 H. Frederick                    $3,843/3/                        $205,620/3/
 Christie
------------------------------------------------------------------------------------------
 Diane C. Creel                  $3,755/3/                        $ 48,580/3/
------------------------------------------------------------------------------------------
 Martin Fenton                   $4,175/3/                        $184,120/3/
------------------------------------------------------------------------------------------
 Leonard R. Fuller               $3,843/3/                        $ 80,620/3/
------------------------------------------------------------------------------------------
 Richard G. Newman               $4,175                           $116,620
------------------------------------------------------------------------------------------
 Frank M. Sanchez                $3,965                           $ 52,100
------------------------------------------------------------------------------------------


1 Amounts may be deferred by eligible Trustees under a non-qualified deferred compensation plan adopted by the fund in 1993. Deferred amounts accumulate at an earnings rate determined by the total return of one or more funds in The American Funds Group as designated by the Trustees.
2 Capital Research and Management Company manages the American Funds consisting of 29 funds. Capital Research and Management Company also manages American Funds Insurance Series and Anchor Pathway Fund, which serve as the underlying investment vehicles for certain variable insurance contracts, and Endowments, whose shareholders are limited to certain non-profit organizations.
3 Since the deferred compensation plan's adoption, the total amount of deferred compensation accrued by the fund (plus earnings thereon) through the 2001 fiscal year for participating Trustees is as follows: Richard G. Capen, Jr. ($5,296), H. Frederick Christie ($10,768), Diane C. Creel ($9,360), Martin Fenton ($16,820) and Leonard R. Fuller ($16,598). Amounts deferred and accumulated earnings thereon are not funded and are general unsecured liabilities of the fund until paid to the Trustees.

As of April 15, 2002, the officers and Trustees of the fund and their families, as a group, owned beneficially or of record less than 1% of the outstanding shares of the fund.


FUND ORGANIZATION AND THE BOARD OF TRUSTEES

The fund, an open-end, diversified management investment company, was organized as a Massachusetts business trust on December 7, 1987.


All fund operations are supervised by the fund's Board of Trustees, which meets periodically and performs duties required by applicable state and federal laws. Members of the board who are not employed by Capital Research and Management Company or its affiliates are paid certain fees for services rendered to the fund as described above. They may elect to defer all or a portion of these fees through a deferred compensation plan in effect for the fund.


The fund has several different classes of shares, including Class A, R-1, R-2, R-3, R-4 and R-5 shares. Class R shares are generally only available to employer-sponsored retirement plans. The shares of each class represent an interest in the same investment portfolio. Each class has pro rata rights as to voting, redemption, dividends and liquidation, except that each class bears different distribution expenses and may bear different transfer agent fees and other expenses properly attributable to the particular class as approved by the Board of Trustees and set forth in the fund's rule 18f-3 Plan. Each class' shareholders have exclusive voting rights with respect to the respective class' rule 12b-1 Plans adopted in connection with the distribution of shares and on other matters in which the interests of one class are different from interests in another class.


                  Intermediate Bond Fund of America - Page 13

Shares of all classes of the fund vote together on matters that affect all classes in substantially the same manner. Each class votes as a class on matters that affect that class alone.


The fund does not hold annual meetings of shareholders. However, significant matters which require shareholder approval, such as certain elections of board members or a change in a fundamental investment policy, will be presented to shareholders at a meeting called for such purpose. Shareholders have one vote per share owned. At the request of the holders of at least 10% of the shares, the fund will hold a meeting at which any member of the board could be removed by a majority vote.


COMMITTEES OF THE BOARD OF TRUSTEES

The fund has an Audit Committee comprised of Diane C. Creel, Martin Fenton, Richard G. Newman and Frank M. Sanchez, none of whom is considered an "interested person" of the fund within the meaning of the 1940 Act. The Committee oversees the fund's accounting and financial reporting policies and practices, its internal controls and the internal controls of the fund's principal service providers. The Committee acts as a liaison between the fund's independent auditors and the full Board of Trustees. There were two Audit Committee meetings held during the 2001 fiscal year.


The fund has a Contracts Committee comprised of Richard G. Capen, Jr., H. Frederick Christie, Diane C. Creel, Martin Fenton, Leonard R. Fuller, Richard G. Newman and Frank M. Sanchez, none of whom is considered an "interested person" of the fund within the meaning of the 1940 Act. The Committee's function is to request, review and consider the information deemed necessary to evaluate the terms of certain agreements between the fund and its Investment Adviser or the Investment Adviser's affiliates, such as the investment advisory and service agreement, principal underwriting agreement, and plans of distribution under rule 12b-1, that the fund may enter into, renew or continue, and to make its recommendations to the full Board of Trustees on these matters. There was one Contracts Committee meeting during the 2001 fiscal year.


The fund has a Nominating Committee comprised of Richard G. Capen, Jr., H. Frederick Christie, Diane C. Creel, Martin Fenton, Leonard R. Fuller, Richard G. Newman and Frank M. Sanchez, none of whom is considered an "interested person" of the fund within the meaning of the 1940 Act. The Committee periodically reviews such issues as the Board's composition, responsibilities, committees, compensation and other relevant issues, and recommends any appropriate changes to the full Board of Trustees. The Committee also evaluates, selects and nominates candidates for independent trustees to the full Board of Trustees. While the Committee normally is able to identify from its own resources an ample number of qualified candidates, it will consider shareholder suggestions of persons to be considered as nominees to fill future vacancies on the Board.
 Such suggestions must be sent in writing to the Nominating Committee of the fund, c/o the fund's Secretary, and must be accompanied by complete biographical and occupational data on the prospective nominee, along with a written consent of the prospective nominee for consideration of his or her name by the Committee. There was one Nominating Committee meeting during the 2001 fiscal year.


INVESTMENT ADVISER - The Investment Adviser, Capital Research and Management Company, founded in 1931, maintains research facilities in the U.S. and abroad (Los Angeles, San Francisco, New York, Washington, D.C., London, Geneva, Hong Kong, Singapore and Tokyo) with a staff of professionals, many of whom have significant investment experience. The


                  Intermediate Bond Fund of America - Page 14

Investment Adviser is located at 333 South Hope Street, Los Angeles, CA 90071, and at 135 South State College Boulevard, Brea, CA 92821. The Investment Adviser's research professionals travel several million miles a year, making more than 5,000 research visits in more than 50 countries around the world. The Investment Adviser believes that it is able to attract and retain quality personnel. The Investment Adviser is a wholly owned subsidiary of The Capital Group Companies, Inc.


The Investment Adviser is responsible for managing more than $350 billion of stocks, bonds and money market instruments and serves over 11 million shareholder accounts of all types throughout the world. These investors include privately owned businesses and large corporations as well as schools, colleges, foundations and other non-profit and tax-exempt organizations.


INVESTMENT ADVISORY AND SERVICE AGREEMENT - The Investment Advisory and Service Agreement (the "Agreement") between the fund and the Investment Adviser will continue in effect until October 31, 2002, unless sooner terminated, and may be renewed from year to year thereafter, provided that any such renewal has been specifically approved at least annually by (i) the Board of Trustees, or by the vote of a majority (as defined in the 1940 Act) of the outstanding voting securities of the fund, and (ii) the vote of a majority of Trustees who are not parties to the Agreement or interested persons (as defined in the 1940 Act) of any such party, cast in person at a meeting called for the purpose of voting on such approval. The Agreement provides that the Investment Adviser has no liability to the fund for its acts or omissions in the performance of its obligations to the fund not involving willful misconduct, bad faith, gross negligence or reckless disregard of its obligations under the Agreement. The Agreement also provides that either party has the right to terminate it, without penalty, upon 60 days' written notice to the other party, and that the Agreement automatically terminates in the event of its assignment (as defined in the 1940
Act).


In determining whether to renew the Agreement each year, the Contracts Committee of the Board of Trustees evaluates information provided by the Investment Adviser in accordance with Section 15(c) of the 1940 Act, and presents its recommendations to the full Board of Trustees. At its most recent meeting, the Committee considered a number of factors in recommending renewal of the existing Agreement, including the quality of services provided to the fund, fees and expenses borne by the fund, and financial results of the Investment Adviser.


In reviewing the quality of services provided to the fund, the Committee noted that the fund's results were substantially better during 2000 than most of the funds in its peer group and also ahead of the group for the five- and ten-year periods ended June 30, 2001. In discussing the fund's results during 2000, it was observed that the high credit quality of the fund's portfolio holdings had contributed positively to the investment results. The Committee also considered the quality and depth of the Investment Adviser's organization in general and of the investment professionals currently providing services to the fund.


In reviewing the fees and expenses borne by the fund, the Committee noted, among other things, that the fund's advisory fees and its total expenses over various periods as a percentage of its average net assets were highly favorable in relation to its peer group. The Committee also considered steps taken in recent years by the Investment Adviser to help control the fund's transfer agency expenses.


                  Intermediate Bond Fund of America - Page 15

Based on their review, the Committee and the Board concluded that the advisory fees and other expenses of the fund are fair, both absolutely and in comparison with those of other funds in the industry, and that shareholders have received reasonable value in return for paying such fees and expenses.


The Investment Adviser, in addition to providing investment advisory services, furnishes the services and pays the compensation and travel expenses of persons to perform the executive, administrative, clerical and bookkeeping functions of the fund, and provides suitable office space, necessary small office equipment and utilities, general purpose accounting forms, supplies, and postage used at the offices of the fund. The fund pays all expenses not assumed by the Investment Adviser, including, but not limited to: custodian, stock transfer and dividend disbursing fees and expenses; shareholder recordkeeping and administrative expenses; costs of the designing, printing and mailing of reports, prospectuses, proxy statements, and notices to its shareholders; taxes; expenses of the issuance and redemption of shares of the fund (including stock certificates, registration and qualification fees and expenses); expenses pursuant to the fund's Plans of Distribution (described below); legal and auditing expenses; compensation, fees and expenses paid to trustees unaffiliated with the Investment Adviser; association dues; costs of stationery and forms prepared exclusively for the fund; and costs of assembling and storing shareholder account data.


The management fee is based upon the net assets of the fund and monthly gross investment income. Gross investment income is determined in accordance with generally accepted accounting principles and does not include gains or losses from sales of capital assets.


The management fee is based on the following rates and daily net asset levels:


                                NET ASSET LEVEL

          RATE                  IN EXCESS OF                  UP TO
------------------------------------------------------------------------------
         0.30%                 $            0             $   60,000,000
------------------------------------------------------------------------------
         0.21                      60,000,000              1,000,000,000
------------------------------------------------------------------------------
         0.18                   1,000,000,000              3,000,000,000
------------------------------------------------------------------------------
         0.16                   3,000,000,000
------------------------------------------------------------------------------


The agreement also provides for fees based on monthly gross investment income at the following rates:


                       MONTHLY GROSS INVESTMENT INCOME

          RATE                  IN EXCESS OF                  UP TO
------------------------------------------------------------------------------
         3.00%                   $        0                 $3,333,333
------------------------------------------------------------------------------
         2.50                     3,333,333                  8,333,333
------------------------------------------------------------------------------
         2.00                     8,333,333
------------------------------------------------------------------------------




                  Intermediate Bond Fund of America - Page 16

Assuming net assets of $1.5 billion and gross investment income levels of 6%, 7%, 8%, 9% and 10%, management fees would be 0.37%, 0.39%, 0.41%, 0.43% and
0.45%, respectively.


The Investment Adviser has agreed that in the event the Class A expenses of the fund (with the exclusion of interest, taxes, brokerage costs, extraordinary expenses such as litigation and acquisitions or other expenses excludable under applicable state securities laws or regulations) for any fiscal year ending on a date on which the Agreement is in effect, exceed the expense limitations, if any, applicable to the fund pursuant to state securities laws or any regulations thereunder, it will reduce its fee by the extent of such excess and, if required pursuant to any such laws or any regulations thereunder, will reimburse the fund in the amount of such excess. To the extent the fund's management fee must be waived due to Class A share expense ratios exceeding the above limit, management fees will be reduced similarly for all classes of shares of the fund or other Class A fees will be waived in lieu of management fees.


For the fiscal years ended 2001, 2000 and 1999, the Investment Adviser received from the fund advisory fees of $5,549,000, $5,452,000 and $5,863,000, respectively.


ADMINISTRATIVE SERVICES AGREEMENT - The Administrative Services Agreement (the "Administrative Agreement") between the fund and the Investment Adviser relating to the fund's R share classes will continue in effect until October 31, 2002, unless sooner terminated, and may be renewed from year to year thereafter, provided that any such renewal has been specifically approved at least annually by the vote of a majority of Trustees who are not parties to the Administrative Agreement or interested persons (as defined in the 1940 Act) of any such party, cast in person at a meeting called for the purpose of voting on such approval. The Administrative Agreement provides that the fund may terminate the agreement at any time by vote of a majority of Trustees who are not interested persons of the fund. The Investment Adviser has the right to terminate the Administrative Agreement upon 60 days' written notice to the fund. The Administrative Agreement automatically terminates in the event of its assignment (as defined in the 1940
Act).


Under the Administrative Agreement, the Investment Adviser provides certain transfer agent and administrative services for shareholders of the fund's R share classes. The Investment Adviser contracts with third parties, including American Funds Service Company, the fund's Transfer Agent, to provide these services. Services include, but are not limited to, shareholder account maintenance, transaction processing, tax information reporting, and shareholder and fund communications. In addition, the Investment Adviser monitors, coordinates and oversees the activities performed by third parties providing such services.


As compensation for its services, the Investment Adviser receives transfer agent fees for transfer agent services provided to the fund's applicable share classes. Transfer agent fees are paid monthly according to a fee schedule contained in a Shareholder Services Agreement between the fund and American Funds Service Company. The Investment Adviser also receives an administrative services fee for administrative services provided to the fund's applicable share classes. Administrative services fees are paid monthly, accrued daily and calculated at the annual rate of 0.15% of the average daily net assets for each R share class except Class R-5 shares. For Class R-5 shares, the administrative fee is paid monthly, accrued daily and calculated at the annual rate of 0.10% of the average daily net assets of Class R-5 shares.


PRINCIPAL UNDERWRITER AND PLANS OF DISTRIBUTION - American Funds Distributors, Inc. (the "Principal Underwriter") is the principal underwriter of the fund's shares. The Principal


                  Intermediate Bond Fund of America - Page 17

Underwriter is located at 333 South Hope Street, Los Angeles, CA 90071; 135 South State College Boulevard, Brea, CA 92821; 3500 Wiseman Boulevard, San Antonio, TX 78251; 8332 Woodfield Crossing Boulevard, Indianapolis, IN 46240; and 5300 Robin Hood Road, Norfolk, VA 23513.


The Principal Underwriter receives revenues from sales of the fund's shares. For Class A shares, the Principal Underwriter receives commission revenue consisting of that portion of the Class A sales charge remaining after the allowances by the Principal Underwriter to investment dealers. For Class R-1, R-2, R-3 and R-4 shares, the fund pays the Principal Underwriter for advancing the immediate service fees paid to qualified dealers and advisers who sell the shares.


Commissions, revenue or service fees retained by the Principal Underwriter after allowances or compensation to dealers were:

                                                                COMMISSIONS,        ALLOWANCE OR

                                              FISCAL YEAR          REVENUE          COMPENSATION
--------------------------------------------------------------
                                                              OR FEES RETAINED       TO DEALERS
                                                              --------------------------------------
                 CLASS A                         2001            $1,300,000          $4,972,000
                                                 2000             1,036,000           4,139,000
                                                 1999             1,880,000           7,634,000
----------------------------------------------------------------------------------------------------


The fund has adopted Plans of Distribution (the "Plans"), pursuant to rule 12b-1 under the 1940 Act. The Principal Underwriter receives amounts payable pursuant to the Plans (see below). As required by rule 12b-1 and the 1940 Act, the Plans (together with the Principal Underwriting Agreement) have been approved by the full Board of Trustees and separately by a majority of the trustees who are not "interested persons" of the fund and who have no direct or indirect financial interest in the operation of the Plans or the Principal Underwriting Agreement. Potential benefits of the Plans to the fund include: shareholder services; savings to the fund in transfer agency costs; savings to the fund in advisory fees and other expenses; benefits to the investment process from growth or stability of assets; and maintenance of a financially healthy management organization. The selection and nomination of trustees who are not "interested persons" of the fund are committed to the discretion of the trustees who are not "interested persons" during the existence of the Plans. The Plans may not be amended to increase materially the amount spent for distribution without shareholder approval. Plan expenses are reviewed quarterly and the Plans must be renewed annually by the Board of Trustees.


Under the Plans, the fund may annually expend the following amounts to finance any activity primarily intended to result in the sale of fund shares, provided the fund's Board of Trustees has approved the category of expenses for which payment is being made: (i) for Class A shares, up to 0.30% of its average daily net assets attributable to Class A shares; (ii) for Class R-1 shares, 1.00% of its average daily net assets attributable to Class R-1 shares; (iii) for Class R-2 shares, up to 1.00% of its average daily net assets attributable to Class R-2 shares; (iv) for Class R-3 shares, up to 0.75% of its average daily net assets attributable to Class R-3 shares; and (v) for Class R-4 shares, up to 0.50% of its average daily net assets attributable to Class R-4 shares. The fund has not adopted a Plan for Class R-5 shares; accordingly, no 12b-1 fees are paid from Class R-5 share assets.


                  Intermediate Bond Fund of America - Page 18

For Class A shares, (i) up to 0.25% is reimbursed to the Principal Underwriter for paying service-related expenses, including service fees paid to qualified dealers, and (ii) up to the amount allowable under the fund's Class A 12b-1 limit is reimbursed to the Principal Underwriter for paying distribution-related expenses, including for Class A shares dealer commissions and wholesaler compensation paid on sales of shares of $1 million or more purchased without a sales charge (including purchases by employer-sponsored defined contribution-type retirement plans investing $1 million or more or with 100 or more eligible employees, and retirement plans, endowments and foundations with $50 million or more in assets) ("no load purchases"). Commissions on no load purchases of Class A shares, in excess of the Class A Plan limitations not reimbursed to the Principal Underwriter during the most recent fiscal quarter are recoverable for five quarters, provided that such commissions do not exceed the annual expense limit. After five quarters these commissions are not recoverable. As of August 31, 2001, unreimbursed expenses which remain subject to reimbursement under the Plan for Class A shares totaled $1,745,000.


For Class R-1 shares (i) 0.25% is paid to the Principal Underwriter for paying service-related expenses, including service fees paid to qualified dealers, and
(ii) 0.75% is paid to the Principal Underwriter for distribution-related expenses, including the financing of commissions paid to qualified dealers.


For Class R-2 shares, currently (i) 0.25% is paid to the Principal Underwriter for paying service-related expenses, including service fees paid to qualified dealers, and (ii) 0.50% is paid to the Principal Underwriter for paying distribution-related expenses, including commissions paid to qualified dealers.


For Class R-3 shares, currently (i) 0.25% is paid to the Principal Underwriter for paying service-related expenses, including service fees paid to qualified dealers, and (ii) 0.25% is paid to the Principal Underwriter for paying distribution-related expenses, including commissions paid to qualified dealers.


For Class R-4 shares, currently 0.25% is paid to the Principal Underwriter for paying service-related expenses, including service fees paid to qualified dealers or advisers.


During the 2001 fiscal year, 12b-1 expenses accrued and paid, and if applicable, unpaid, were:

                               12B-1 EXPENSES            12B-1 LIABILITY

--------------------------        ACCRUED                  OUTSTANDING
                          ----------------------------------------------------
        CLASS A                  $4,273,000                  $730,000
------------------------------------------------------------------------------



OTHER COMPENSATION TO DEALERS - The Principal Underwriter, at its expense (from a designated percentage of its income), currently provides additional compensation to dealers. Currently, these payments are limited to the top 100 dealers who have sold shares of the fund or other funds in The American Funds Group. These payments are based principally on a pro rata share of a qualifying dealer's sales. The Principal Underwriter will, on an annual basis, determine the advisability of continuing these payments.


                  Intermediate Bond Fund of America - Page 19

                            TAXES AND DISTRIBUTIONS

FUND TAXATION - The fund has elected to be treated as a regulated investment company under Subchapter M of the Internal Revenue Code ("Code"). A regulated investment company qualifying under Subchapter M of the Code is required to distribute to its shareholders at least 90% of its investment company taxable income (including the excess of net short-term capital gain over net long-term capital losses) and generally is not subject to federal income tax to the extent that it distributes annually 100% of its investment company taxable income and net realized capital gains in the manner required under the Code. The fund intends to distribute annually all of its investment company taxable income and net realized capital gains and therefore does not expect to pay federal income tax, although in certain circumstances the fund may determine that it is in the interest of shareholders to distribute less than that amount.


To be treated as a regulated investment company under Subchapter M of the Code, the fund must also (a) derive at least 90% of its gross income from dividends, interest, payments with respect to securities loans and gains from the sale or other disposition of securities or foreign currencies, or other income (including, but not limited to, gains from options, futures or forward contracts) derived with respect to the business of investing in such securities or currencies, and (b) diversify its holdings so that, at the end of each fiscal quarter, (i) at least 50% of the market value of the fund's assets is represented by cash, U.S. government securities and securities of other regulated investment companies, and other securities (for purposes of this calculation, generally limited in respect of any one issuer, to an amount not greater than 5% of the market value of the fund's assets and 10% of the outstanding voting securities of such issuer) and (ii) not more than 25% of the value of its assets is invested in the securities of any one issuer (other than U.S. government securities or the securities of other regulated investment companies), or two or more issuers which the fund controls and which are determined to be engaged in the same or similar trades or businesses.


Under the Code, a nondeductible excise tax of 4% is imposed on the excess of a regulated investment company's "required distribution" for the calendar year ending within the regulated investment company's taxable year over the "distributed amount" for such calendar year. The term "required distribution" means the sum of (i) 98% of ordinary income (generally net investment income) for the calendar year, (ii) 98% of capital gain (both long-term and short-term) for the one-year period ending on October 31 (as though the one-year period ending on October 31 were the regulated investment company's taxable year), and
(iii) the sum of any untaxed, undistributed net investment income and net capital gains of the regulated investment company for prior periods. The term "distributed amount" generally means the sum of (i) amounts actually distributed by the fund from its current year's ordinary income and capital gain net income and (ii) any amount on which the fund pays income tax during the periods described above. Although the fund intends to distribute its net investment income and net capital gains so as to avoid excise tax liability, the fund may determine that it is the interest of shareholders to distribute a lesser amount.


The following information may or may not apply to you depending on whether you hold fund shares in a non-taxable account, such as a qualified retirement plan.
 Please see your tax adviser for more information.


DIVIDENDS AND CAPITAL GAIN DISTRIBUTIONS - Dividends and capital gain distributions on fund shares will be reinvested in shares of the fund of the same class. Dividends and capital gains distributed by the fund to a retirement plan currently are not taxable.


                  Intermediate Bond Fund of America - Page 20

     DIVIDENDS - The fund intends to follow the practice of distributing substantially all of its investment company taxable income, which includes any excess of net realized short-term gains over net realized long-term capital losses. Investment company taxable income generally includes dividends, interest, net short-term capital gains in excess of net long-term capital losses, and certain foreign currency gains, if any, less expenses and certain foreign currency losses.

     Under the Code, gains or losses attributable to fluctuations in exchange rates which occur between the time the fund accrues receivables or liabilities denominated in a foreign currency and the time the fund actually collects such receivables, or pays such liabilities, generally are treated as ordinary income or ordinary loss. Similarly, on disposition of debt securities denominated in a foreign currency and on disposition of certain futures contracts, forward contracts and options, gains or losses attributable to fluctuations in the value of foreign currency between the date of acquisition of the security or contract and the date of disposition are also treated as ordinary gain or loss. These gains or losses, referred to under the Code as "Section 988" gains or losses, may increase or decrease the amount of the fund's investment company taxable income to be distributed to its shareholders as ordinary income.


     If the fund invests in stock of certain passive foreign investment companies, the fund may be subject to U.S. federal income taxation on a portion of any "excess distribution" with respect to, or gain from the disposition of, such stock. The tax would be determined by allocating such distribution or gain ratably to each day of the fund's holding period for the stock. The distribution or gain so allocated to any taxable year of the fund, other than the taxable year of the excess distribution or disposition, would be taxed to the fund at the highest ordinary income rate in effect for such year, and the tax would be further increased by an interest charge to reflect the value of the tax deferral deemed to have resulted from the ownership of the foreign company's stock. Any amount of distribution or gain allocated to the taxable year of the distribution or disposition would be included in the fund's investment company taxable income and, accordingly, would not be taxable to the fund to the extent distributed by the fund as a dividend to its shareholders.


     To avoid such tax and interest, the fund intends to elect to treat these securities as sold on the last day of its fiscal year and recognize any gains for tax purposes at that time. Under this election, deductions for losses are allowable only to the extent of any prior recognized gains, and both gains and losses will be treated as ordinary income or loss. The fund will be required to distribute any resulting income, even though it has not sold the security and received cash to pay such distributions. Upon disposition of these securities, any gain recognized is treated as ordinary income and loss is treated as ordinary loss to the extent of any prior recognized gain.


     Dividends from domestic corporations are expected to comprise some portion of the fund's gross income. To the extent that such dividends constitute any of the fund's gross income, a portion of the income distributions of the fund will be eligible for the deduction for dividends received by corporations. Shareholders will be informed of the portion of dividends which so qualify. The dividends-received deduction is reduced to the extent that either the fund shares, or the underlying shares of stock held by the fund, with respect to which dividends are received, are treated as debt-financed under federal income tax law and is eliminated if the shares are deemed to have been held by the shareholder or the fund, as the case may be, for less than 46 days during the 90-day period beginning on the


                  Intermediate Bond Fund of America - Page 21 date which is 45 days before the date on which the shares become ex-dividend. Capital gain distributions are not eligible for the dividends-received deduction.


     A portion of the difference between the issue price of zero coupon securities and their face value ("original issue discount") is considered to be income to the fund each year, even though the fund will not receive cash interest payments from these securities. This original issue discount (imputed income) will comprise a part of the investment company taxable income of the fund which must be distributed to shareholders in order to maintain the qualification of the fund as a regulated investment company and to avoid federal income taxation at the level of the fund.


     In addition, some of the bonds may be purchased by the fund at a discount that exceeds the original issue discount on such bonds, if any. This additional discount represents market discount for federal income tax purposes. The gain realized on the disposition of any bond having a market discount may be treated as taxable ordinary income to the extent it does not exceed the accrued market discount on such bond or a fund may elect to include the market discount in income in tax years to which it is attributable. Generally, accrued market discount may be figured under either the ratable accrual method or constant interest method. If the fund has paid a premium over the face amount of a bond, the fund has the option of either amortizing the premium until bond maturity and reducing the fund's basis in the bond by the amortized amount, or not amortizing and treating the premium as part of the bond's basis. In the case of any debt security having a fixed maturity date of not more than one year from its date of issue, the gain realized on disposition generally will be treated as short-term capital gain. In general, any gain realized on disposition of a security held less than one year is treated as short-term capital gain.


     Dividend and interest income received by the fund from sources outside the U.S. may be subject to withholding and other taxes imposed by such foreign jurisdictions. Tax conventions between certain countries and the U.S. may reduce or eliminate these foreign taxes, however. Most foreign countries do not impose taxes on capital gains in respect of investments by foreign investors.


     CAPITAL GAIN DISTRIBUTIONS - The fund also intends to follow the practice of distributing the entire excess of net realized long-term capital gains over net realized short-term capital losses. Net capital gains for a fiscal year are computed by taking into account any capital loss carry-forward of the fund.

     If any net long-term capital gains in excess of net short-term capital losses are retained by the fund for reinvestment, requiring federal income taxes to be paid thereon by the fund, the fund intends to elect to treat such capital gains as having been distributed to shareholders. As a result, each shareholder will report such capital gains as long-term capital gains taxable to individual shareholders at a maximum 20% capital gains rate, will be able to claim a pro rata share of federal income taxes paid by the fund on such gains as a credit against personal federal income tax liability, and will be entitled to increase the adjusted tax basis on fund shares by the difference between a pro rata share of the retained gains and such shareholder's related tax credit.


SHAREHOLDER TAXATION - In January of each year, individual shareholders of the fund will receive a statement of the federal income tax status of all distributions. Shareholders of the fund also


                  Intermediate Bond Fund of America - Page 22 may be subject to state and local taxes on distributions received from the fund. Distributions of the excess of net long-term capital gains over net short-term capital losses which the fund properly designates as "capital gain dividends" generally will be taxable to individual shareholders at a maximum 20% capital gains rate, regardless of the length of time the shares of the fund have been held by such shareholders. Any loss realized upon the redemption of shares held at the time of redemption for six months or less from the date of their purchase will be treated as a long-term capital loss to the extent of any amounts treated as distributions of long-term capital gain during such six-month period.


Distributions by the fund result in a reduction in the net asset value of the fund's shares. Should a distribution reduce the net asset value below a shareholder's cost basis, such distribution would nevertheless be taxable to the shareholder as ordinary income or capital gain as described above, even though, from an investment standpoint, it may constitute a partial return of investment capital. For this reason, investors should consider the tax implications of buying shares just prior to a distribution. The price of shares purchased at that time includes the amount of the forthcoming distribution. Those purchasing just prior to a distribution will then receive a partial return of investment capital upon the distribution, which will nevertheless be taxable to them.


Redemptions of shares, including exchanges for shares of another American Fund, may result in federal, state and local tax consequences (gain or loss) to the shareholder. However, conversion from one class to another class in the same fund should not be a taxable event.


If a shareholder exchanges or otherwise disposes of shares of the fund within 90 days of having acquired such shares, and if, as a result of having acquired those shares, the shareholder subsequently pays a reduced sales charge for shares of the fund, or of a different fund, the sales charge previously incurred in acquiring the fund's shares will not be taken into account (to the extent such previous sales charges do not exceed the reduction in sales charges) for the purposes of determining the amount of gain or loss on the exchange, but will be treated as having been incurred in the acquisition of such other funds. Also, any loss realized on a redemption or exchange of shares of the fund will be disallowed to the extent substantially identical shares are reacquired within the 61-day period beginning 30 days before and ending 30 days after the shares are disposed of.


The fund will be required to report to the IRS all distributions of investment company taxable income and capital gains as well as gross proceeds from the redemption or exchange of fund shares, except in the case of certain exempt shareholders. Under the backup withholding provisions of Section 3406 of the Code, distributions of investment company taxable income and capital gains and proceeds from the redemption or exchange of a regulated investment company may be subject to withholding of federal income tax in the case of non-exempt U.S. shareholders who fail to furnish the investment company with their taxpayer identification numbers and with required certifications regarding their status under the federal income tax law. Withholding may also be required if the fund is notified by the IRS or a broker that the taxpayer identification number furnished by the shareholder is incorrect or that the shareholder has previously failed to report interest or dividend income. If the withholding provisions are applicable, any such distributions and proceeds, whether taken in cash or reinvested in additional shares, will be reduced by the amounts required to be withheld.


The foregoing discussion of U.S. federal income tax law relates solely to the application of that law to U.S. persons, i.e., U.S. citizens and residents and U.S. corporations, partnerships, trusts


                  Intermediate Bond Fund of America - Page 23 and estates. Each shareholder who is not a U.S. person should consider the U.S. and foreign tax consequences of ownership of shares of the fund, including the possibility that such a shareholder may be subject to a U.S. withholding tax at a rate of 30% (or a lower rate under an applicable income tax treaty) on dividend income received by the shareholder.


Shareholders should consult their tax advisers about the application of federal, state and local tax law in light of their particular situation.


                     PURCHASE, EXCHANGE AND SALE OF SHARES

PURCHASES - Class A shares are generally not available for retirement plans using the PlanPremier or Recordkeeper Direct recordkeeping programs.


Class R shares are generally only available to 401(k) plans, 457 plans, employer-sponsored 403(b) plans, profit sharing and money purchase pension plans, defined benefit plans, and non-qualified deferred compensation plans. Class R shares are also generally only available to retirement plans where plan level or omnibus accounts (i.e., no participant accounts) are held on the books of a fund. In addition, Class R-5 shares are generally only available to retirement plans with at least $1 million or more in plan assets. This minimum does not apply to clients of the Personal Investment Management division of Capital Guardian Trust Company. Class R shares are not available to retail non-retirement accounts, traditional and Roth IRAs, Coverdell Education Savings Accounts, SEPs, SAR-SEPs, SIMPLE IRAs, individual 403(b) plans, and CollegeAmerica accounts.


Eligible retirement plans may generally open an account and purchase Class A and R shares by contacting any investment dealer (who may impose transaction charges in addition to those described in the fund's prospectus and statement of additional information) authorized to sell the fund's shares. Additional shares may be purchased through a plan's administrator or recordkeeper.


THE FUND AND THE PRINCIPAL UNDERWRITER RESERVE THE RIGHT TO REJECT ANY PURCHASE
 ORDER.

EXCHANGES - Shares of the fund generally may be exchanged into shares of the same class of other funds in The American Funds Group. Exchange purchases are subject to the minimum investment requirements of the fund purchased and no sales charge generally applies. However, exchanges of Class A shares from the money market funds purchased without a sales charge generally will be subject to the appropriate sales charge, unless the money market fund shares were acquired by an exchange from a fund having a sales charge.


Shares may be exchanged into other American Funds by contacting your plan administrator or recordkeeper. Shares held in corporate-type retirement plans for which Capital Bank and Trust Company serves as trustee may not be exchanged by telephone, Internet, fax or telegraph. Exchange redemptions and purchases are processed simultaneously at the share prices next determined after the exchange order is received. EXCHANGE TRANSACTIONS HAVE THE SAME TAX CONSEQUENCES AS ORDINARY SALES AND PURCHASES.


SALES - Shares of the fund may be sold by contacting your plan administrator or recordkeeper. Shares are sold at the net asset value next determined after the request is received in good order by the Transfer Agent, dealer or any of their designees.


                  Intermediate Bond Fund of America - Page 24

Redemption proceeds will not be mailed until sufficient time has passed to provide reasonable assurance that checks or drafts (including certified or cashier's checks) for shares purchased have cleared (which may take up to 15 calendar days from the purchase date). Except for delays relating to clearance of checks for share purchases or in extraordinary circumstances (and as permissible under the 1940 Act), sale proceeds will be paid on or before the seventh day following receipt and acceptance of an order. Interest will not accrue or be paid on amounts that represent uncashed distribution or redemption checks.


Proceeds from a redemption or a dividend or capital gain distribution may be reinvested without a sales charge in any fund in The American Funds Group within 90 days after the date of the redemption or distribution. Proceeds will be reinvested in the same share class from which the original redemption or distribution was made. Redemption proceeds of Class A shares representing direct purchases in the money market funds that are reinvested in non-money market funds will be subject to a sales charge. Proceeds will be reinvested at the next calculated net asset value after the request is received and accepted by the Transfer Agent.


FUND NUMBERS - Here are the fund numbers for use when making share transactions:

                                                                                              FUND NUMBERS
                                                                                ------------------------------------------
                                                                                CLASS  CLASS  CLASS  CLASS  CLASS   CLASS
FUND                                                                              A     R-1    R-2    R-3    R-4     R-5
--------------------------------------------------------------------------------------------------------------------------
STOCK AND STOCK/BOND FUNDS
AMCAP Fund/(R)/ . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .    002   2102   2202   2302   2402    2502
American Balanced Fund/(R)/ . . . . . . . . . . . . . . . . . . . . . . . . .    011   2111   2211   2311   2411    2511
American Mutual Fund/(R)/ . . . . . . . . . . . . . . . . . . . . . . . . . .    003   2103   2203   2303   2403    2503
Capital Income Builder/(R)/ . . . . . . . . . . . . . . . . . . . . . . . . .    012   2112   2212   2312   2412    2512
Capital World Growth and Income Fund/SM/  . . . . . . . . . . . . . . . . . .    033   2133   2233   2333   2433    2533
EuroPacific Growth Fund/(R)/  . . . . . . . . . . . . . . . . . . . . . . . .    016   2116   2216   2316   2416    2516
Fundamental Investors/SM/ . . . . . . . . . . . . . . . . . . . . . . . . . .    010   2110   2210   2310   2410    2510
The Growth Fund of America/(R)/ . . . . . . . . . . . . . . . . . . . . . . .    005   2105   2205   2305   2405    2505
The Income Fund of America/(R)/ . . . . . . . . . . . . . . . . . . . . . . .    006   2106   2206   2306   2406    2506
The Investment Company of America/(R)/  . . . . . . . . . . . . . . . . . . .    004   2104   2204   2304   2404    2504
The New Economy Fund/(R)/ . . . . . . . . . . . . . . . . . . . . . . . . . .    014   2114   2214   2314   2414    2514
New Perspective Fund/(R)/ . . . . . . . . . . . . . . . . . . . . . . . . . .    007   2107   2207   2307   2407    2507
New World Fund/SM/  . . . . . . . . . . . . . . . . . . . . . . . . . . . . .    036   2136   2236   2336   2436    2536
SMALLCAP World Fund/(R)/  . . . . . . . . . . . . . . . . . . . . . . . . . .    035   2135   2235   2335   2435    2535
Washington Mutual Investors Fund/SM/  . . . . . . . . . . . . . . . . . . . .    001   2101   2201   2301   2401    2501
BOND FUNDS
American High-Income Municipal Bond Fund/(R)/ . . . . . . . . . . . . . . . .    040    N/A    N/A    N/A    N/A    2540
American High-Income Trust/SM/  . . . . . . . . . . . . . . . . . . . . . . .    021   2121   2221   2321   2421    2521
The Bond Fund of America/SM/  . . . . . . . . . . . . . . . . . . . . . . . .    008   2108   2208   2308   2408    2508
Capital World Bond Fund/(R)/  . . . . . . . . . . . . . . . . . . . . . . . .    031   2131   2231   2331   2431    2531
Intermediate Bond Fund of America/SM/ . . . . . . . . . . . . . . . . . . . .    023   2123   2223   2323   2423    2523
Limited Term Tax-Exempt Bond Fund of America/SM/  . . . . . . . . . . . . . .    043    N/A    N/A    N/A    N/A    2543
The Tax-Exempt Bond Fund of America/(R)/  . . . . . . . . . . . . . . . . . .    019    N/A    N/A    N/A    N/A    2519
The Tax-Exempt Fund of California/(R)/* . . . . . . . . . . . . . . . . . . .    020    N/A    N/A    N/A    N/A    2520
The Tax-Exempt Fund of Maryland/(R)/* . . . . . . . . . . . . . . . . . . . .    024    N/A    N/A    N/A    N/A    2524
The Tax-Exempt Fund of Virginia/(R)/* . . . . . . . . . . . . . . . . . . . .    025    N/A    N/A    N/A    N/A    2525
U.S. Government Securities Fund/SM/ . . . . . . . . . . . . . . . . . . . . .    022   2122   2222   2322   2422    2522
MONEY MARKET FUNDS
The Cash Management Trust of America/(R)/ . . . . . . . . . . . . . . . . . .    009   2109   2209   2309   2409    2509
The Tax-Exempt Money Fund of America/SM/  . . . . . . . . . . . . . . . . . .    039    N/A    N/A    N/A    N/A    2539
The U.S. Treasury Money Fund of America/SM/ . . . . . . . . . . . . . . . . .    049   2149   2249   2349   2449    2549
___________
*Available only in certain states.



                  Intermediate Bond Fund of America - Page 25

                                 SALES CHARGES

CLASS A SALES CHARGES - The sales charges you pay when purchasing Class A shares of stock, stock/bond, and bond funds of The American Funds Group are set forth below. The money market funds of The American Funds Group are offered at net asset value. (See "Fund Numbers" above for a listing of the funds.)

                                                                                             DEALER
                                                                     SALES CHARGE AS       COMMISSION
                                                                    PERCENTAGE OF THE:    AS PERCENTAGE
                                                                    ------------------       OF THE
AMOUNT OF PURCHASE
AT THE OFFERING PRICE                                              NET AMOUNT  OFFERING     OFFERING
                                                                   -INVESTED-   PRICE         PRICE
------------------------------------------------------------------- --------    -----         -----
STOCK AND STOCK/BOND FUNDS
Less than $25,000 . . . . . . . . .                                  6.10%      5.75%         5.00%
$25,000 but less than $50,000 . . .                                  5.26       5.00          4.25
$50,000 but less than $100,000. .                                    4.71       4.50          3.75
BOND FUNDS
Less than $100,000 . . . . . . . .                                   3.90       3.75          3.00
STOCK, STOCK/BOND, AND BOND FUNDS
$100,000 but less than $250,000 .                                    3.63       3.50          2.75
$250,000 but less than $500,000 .                                    2.56       2.50          2.00
$500,000 but less than $750,000 .                                    2.04       2.00          1.60
$750,000 but less than $1 million                                    1.52       1.50          1.20
$1 million or more. . . . . . . .                                    none       none          none
----------------------------------------------------------------------------


CLASS A PURCHASES NOT SUBJECT TO SALES CHARGES - Investments of $1 million or more are sold with no initial sales charge. Employer-sponsored defined contribution-type plans investing $1 million or more, or with 100 or more eligible employees, and Individual Retirement Account rollovers from retirement plans with assets invested in the American Funds (see "Individual Retirement Account (IRA) Rollovers" below) may invest with no sales charge and are not subject to a CDSC.


403(b) plans may be treated as employer-sponsored plans for sales charge purposes if: (i) the American Funds are principal investment options; (ii) the employer facilitates the enrollment


                  Intermediate Bond Fund of America - Page 26 process by, for example, allowing for onsite group enrollment meetings held during working hours; and (iii) there is only one dealer firm assigned to the plans. 403(b) plans meeting these criteria may invest with no sales charge and are not subject to a CDSC if investing $1 million or more or having 100 or more eligible employees.


Investments made through accounts that purchased Class A shares of the fund before March 15, 2001 and are part of certain qualified fee-based programs, and retirement plans, endowments or foundations with $50 million or more in assets, may also be made with no sales charge and are not subject to a CDSC. A dealer concession of up to 1% may be paid by the fund under its Class A Plan of Distribution on investments made with no initial sales charge.


In addition, Class A shares of the stock, stock/bond and bond funds may be sold at net asset value to:


(1) current or retired directors, trustees, officers and advisory board members of, and certain lawyers who provide services to, the funds managed by Capital Research and Management Company, current or retired employees of Washington Management Corporation, current or retired employees and partners of The Capital Group Companies, Inc. and its affiliated companies, certain family members and employees of the above persons, and trusts or plans primarily for such persons;

(2) current registered representatives, retired registered representatives with respect to accounts established while active, or full-time employees (and their spouses, parents, and children) of dealers who have sales agreements with the Principal Underwriter (or who clear transactions through such dealers) and plans for such persons or the dealers;

(3) companies exchanging securities with the fund through a merger, acquisition or exchange offer;

(4)  insurance company separate accounts;

(5)  accounts managed by subsidiaries of The Capital Group Companies, Inc.;

(6) The Capital Group Companies, Inc., its affiliated companies and Washington Management Corporation;

(7) an individual or entity with a substantial business relationship with The Capital Group Companies, Inc. or its affiliates, as determined by a Vice President or more senior officer of the Capital Research and Management Company Fund Administration Unit; and

(8) wholesalers and full-time employees directly supporting wholesalers involved in the distribution of insurance company separate accounts whose underlying investments are managed by any affiliate of The Capital Group Companies, Inc.

Shares are offered at net asset value to these persons and organizations due to anticipated economies in sales effort and expense.

DEALER COMMISSIONS AND COMPENSATION - For Class A shares, commissions (up to 1%) are paid to dealers who initiate and are responsible for purchases of $1 million or more, for purchases by any employer-sponsored defined contribution-type plan investing $1 million or


                  Intermediate Bond Fund of America - Page 27 more or with 100 or more eligible employees, IRA rollover accounts of $1 million or more (as described in "Individual Retirement Account (IRA) Rollovers" below), and for purchases made at net asset value by certain retirement plans, endowments and foundations with assets of $50 million or more. Commissions on investments in Class A shares are paid at the following rates: 1.00% on amounts to $4 million, 0.50% on amounts over $4 million to $10 million, and 0.25% on amounts over $10 million. Commissions are based on cumulative investments and are not annually reset.


For Class R-1 shares, annual asset-based compensation of 1.00% is paid by the Principal Underwriter to dealers who sell Class R-1 shares.


For Class R-2 shares, annual asset-based compensation of 0.75% is paid by the Principal Underwriter to dealers who sell Class R-2 shares.


For Class R-3 shares, annual asset-based compensation of 0.50% is paid by the Principal Underwriter to dealers who sell Class R-3 shares.


For Class R-4 shares, annual asset-based compensation of 0.25% is paid by the Principal Underwriter to dealers who sell Class R-4 shares.


No dealer compensation is paid on sales of Class R-5 shares. The fund has not adopted a plan for Class R-5 shares; accordingly no 12b-1 fee is paid from Class R-5 assets.


                        CLASS A SALES CHARGE REDUCTIONS

REDUCING YOUR CLASS A SALES CHARGE - You must let your investment dealer or American Funds Service Company (the "Transfer Agent") know at the time you purchase shares if you qualify for a reduction in your sales charge using one or any combination of the methods described below.


     STATEMENT OF INTENTION - You may enter into a non-binding commitment to purchase shares of a fund(s) over a 13-month period and receive the same sales charge as if all shares had been purchased at once. This includes purchases made during the previous 90 days, but does not include future appreciation of your investment or reinvested distributions. The reduced sales charges and offering prices set forth in the Prospectus apply to purchases of $25,000 or more for equity funds and $100,000 or more for bond funds made within a 13-month period subject to the following statement of intention (the "Statement"). The Statement is not a binding obligation to purchase the indicated amount.

     When a shareholder elects to use a Statement in order to qualify for a reduced sales charge, shares equal to 5% of the dollar amount specified in the Statement will be held in escrow in the shareholder's account out of the initial purchase (or subsequent purchases, if necessary) by the Transfer Agent. All dividends and any capital gain distributions on shares held in escrow will be credited to the shareholder's account in shares (or paid in cash, if requested). If the intended investment is not completed within the specified 13-month period, the purchaser will remit to the Principal Underwriter the difference between the sales charge actually paid and the sales charge which would have been paid if the total of such purchases had been made at a single time. The dealer assigned to the account at the end of the period will receive an appropriate commission adjustment. If the difference is not paid by the close of the Statement period, the appropriate number of


                  Intermediate Bond Fund of America - Page 28 shares held in escrow will be redeemed to pay such difference. If the proceeds from this redemption are inadequate, the purchaser will be liable to the Principal Underwriter for the balance still outstanding.

     The Statement may be revised upward at any time during the 13-month period, and such a revision will be treated as a new Statement, except that the 13-month period during which the purchase must be made will remain unchanged. Accordingly, upon your request, the sales charge paid on investments made 90 days prior to the Statement revision will be adjusted to reflect the revised Statement.

     Existing holdings eligible for rights of accumulation (see below) may be credited toward satisfying the Statement.

     During the Statement period reinvested dividends and capital gain distributions, investments in money market funds, and investments made under a right of reinstatement will not be credited toward satisfying the Statement. The Statement will be considered completed if the shareholder dies within the 13-month Statement period. Commissions will not be adjusted or paid on the difference between the Statement amount and the amount actually invested before the shareholder's death.

     When the trustees of certain retirement plans purchase shares by payroll deduction, the sales charge for the investments made during the 13-month period will be handled as follows: the total monthly investment will be multiplied by 13 and then multiplied by 1.5. The current value of existing American Funds investments (other than money market fund investments) and any rollovers or transfers reasonably anticipated to be invested in non-money market American Funds during the 13-month period are added to the figure determined above. The sum is the Statement amount and applicable breakpoint level. On the first investment and all other investments made pursuant to the Statement, a sales charge will be assessed according to the sales charge breakpoint thus determined. There will be no retroactive adjustments in sales charges on investments made during the 13-month period.

     Shareholders purchasing shares at a reduced sales charge under a Statement indicate their acceptance of these terms with their first purchase.

     AGGREGATION - Sales charge discounts are available for certain aggregated investments. Individual purchases by a trustee(s) or other fiduciary(ies) may be aggregated if the investments are:

     .for a fiduciary account, including employee benefit plans other than individual-type employee benefit plans, such as an IRA, 403(b) plan (except as described below), or single-participant Keogh-type plan;

     .made for two or more employee benefit plans of a single employer or of affiliated employers as defined in the 1940 Act, again excluding individual-type employee benefit plans described above; or

     .for participant accounts of a 403(b) plan that are treated as an employer-sponsored plan (see "Class A Purchases Not Subject to Sales Charges" above), or made for two or more 403(b) plans that are treated as employer-sponsored plans of a single employer or affiliated employers as defined in the 1940 Act.


                  Intermediate Bond Fund of America - Page 29

     Purchases made for nominee or street name accounts (securities held in the name of an investment dealer or another nominee such as a bank trust department instead of the customer) may not be aggregated with those made for other accounts and may not be aggregated with other nominee or street name accounts unless otherwise qualified as described above.

     CONCURRENT PURCHASES - You may combine purchases of all classes of shares of two or more funds in The American Funds Group. Shares of money market funds purchased through an exchange, reinvestment or cross-reinvestment from a fund having a sales charge also qualify. However, direct purchases of the money market funds are excluded.

     RIGHTS OF ACCUMULATION - Subject to the limitations described under the aggregation policy, you may take into account the current value (or if greater, the amount you invested less any withdrawals) of your existing holdings in all share classes of The American Funds Group, as well as your holdings in Endowments (shares of which may be owned only by tax-exempt organizations), to determine your sales charge on investments in accounts eligible to be aggregated, or when making a gift to an individual or charity. When determining your sales charge, you may also take into account the value of your individual holdings, as of the end of the week prior to your investment, in various American Legacy variable annuities and variable life insurance policies. Direct purchases of the money market funds are excluded.

                 INDIVIDUAL RETIREMENT ACCOUNT (IRA) ROLLOVERS

Assets from a retirement plan (plan assets) may be invested in any class of shares of the American Funds through an IRA rollover plan. All such rollover investments will be subject to the terms and conditions for Class A, B, C and F shares contained in the fund's current prospectus and statement of additional information.


An IRA rollover involving plan assets that offered an investment option managed by any affiliate of The Capital Group Companies, Inc., including any of the American Funds, may be invested in: i) Class A shares at net asset value; ii) Class A shares subject to the applicable initial sales charge; iii) Class B shares; iv) Class C shares; or v) Class F shares. Plan assets invested in Class A shares with a sales charge, B, C or F shares are subject to the terms and conditions contained in the fund's current prospectus and statement of additional information. Advisers will be compensated according to the policies associated with each share class as described in the fund's current prospectus and statement of additional information.


Plan assets invested in Class A shares at net asset value will not be subject to a contingent deferred sales charge and will immediately begin to accrue service fees (i.e., shares do not have to age). Dealer commissions will be paid only on IRA rollovers of $1 million or more according to the schedule applicable to Class A share investments of $1 million or more (see "Dealer Commissions and Compensation" above).


IRA rollovers that do not indicate which share class plan assets should be invested in and which do not have an adviser associated with the account will be invested in Class F shares. Additional plan assets may be rolled into the account holding F shares; however, subsequent contributions will not be allowed to be invested in F shares.


                  Intermediate Bond Fund of America - Page 30

                                PRICE OF SHARES

Shares are purchased at the offering price or sold at the net asset value price next determined after the purchase or sell order is received and accepted by the fund or the Transfer Agent; the offering or net asset value price is effective for orders received prior to the time of determination of the net asset value and, in the case of orders placed with dealers or their authorized designees, accepted by the Principal Underwriter, the Transfer Agent, a dealer or any of their designees. In the case of orders sent directly to the fund or the Transfer Agent, an investment dealer MUST be indicated. The dealer is responsible for promptly transmitting purchase and sell orders to the Principal Underwriter.


Orders received by the investment dealer or authorized designee, the Transfer Agent, or the fund after the time of the determination of the net asset value will be entered at the next calculated offering price. Prices which appear in the newspaper do not always indicate prices at which you will be purchasing and redeeming shares of the fund, since such prices generally reflect the previous day's closing price whereas purchases and redemptions are made at the next calculated price. The price you pay for shares, the offering price, is based on the net asset value per share which is calculated once daily as of approximately 4:00 p.m. New York time, which is the normal close of trading on the New York Stock Exchange, each day the Exchange is open. If, for example, the Exchange closes at 1:00 p.m., the fund's share price would still be determined as of 4:00 p.m. New York time. The New York Stock Exchange is currently closed on weekends and on the following holidays: New Year's Day, Martin Luther King, Jr. Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving and Christmas Day.


All portfolio securities of funds managed by Capital Research and Management Company (other than money market funds) are valued, and the net asset value per share is determined as follows:


1. Equity securities, including depositary receipts, are valued at the last reported sale price on the exchange or market on which such securities are traded, as of the close of business on the day the securities are being valued or, lacking any sales, at the last available bid price. In cases where equity securities are traded on more than one exchange, the securities are valued on the exchange or market determined by the Investment Adviser to be the broadest and most representative market, which may be either a securities exchange or the over-the-counter market. Fixed-income securities are valued at prices obtained from a pricing service, when such prices are available; however, in circumstances where the Investment Adviser deems it appropriate to do so, such securities will be valued at the mean quoted bid and asked prices or at prices for securities of comparable maturity, quality and type.

Short-term securities maturing within 60 days are valued at amortized cost which approximates market value.


Assets or liabilities initially expressed in terms of non-U.S. currencies are translated prior to the next determination of the net asset value of the fund's shares into U.S. dollars at the prevailing market rates.


Securities and assets for which representative market quotations are not readily available are valued at fair value as determined in good faith under procedures adopted by authority of the fund's Board. The fair value of all other assets is added to the value of securities to arrive at the total assets;


                  Intermediate Bond Fund of America - Page 31

2. Liabilities, including accruals of taxes and other expense items, are deducted from total assets; and

3. Net assets so obtained are then divided by the total number of shares outstanding, and the result, rounded to the nearer cent, is the net asset value per share.

Any purchase order may be rejected by the Principal Underwriter or by the fund. The Principal Underwriter will not knowingly sell shares of the fund directly or indirectly to any person or entity, where, after the sale, such person or entity would own beneficially directly or indirectly more than 4.5% of the outstanding shares of the fund without the consent of a majority of the fund's Board of Trustees.


                  SHAREHOLDER ACCOUNT SERVICES AND PRIVILEGES

ACCOUNT STATEMENTS - Your account is opened in accordance with your registration instructions. Transactions in the account, such as additional investments, will be reflected on regular confirmation statements from the Transfer Agent. Dividend and capital gain reinvestments, and purchases through certain retirement plans, will be confirmed at least quarterly.


REDEMPTION OF SHARES - The fund's Declaration of Trust permit the fund to direct the Transfer Agent to redeem the shares of any shareholder for their then current net asset value per share if at such time the shareholder of record owns shares having an aggregate net asset value of less than the minimum initial investment amount required of new shareholders as set forth in the fund's current registration statement under the 1940 Act, and subject to such further terms and conditions as the Board of Trustees of the fund may from time to time adopt.


SHARE CERTIFICATES - Shares are credited to your account and certificates are not issued unless you request them by writing to the Transfer Agent. Certificates are not available for the R share classes.


                      EXECUTION OF PORTFOLIO TRANSACTIONS

The Investment Adviser places orders for the fund's portfolio securities transactions. The Investment Adviser strives to obtain the best available prices in its portfolio transactions taking into account the costs and quality of executions. When, in the opinion of the Investment Adviser, two or more brokers (either directly or through their correspondent clearing agents) are in a position to obtain the best price and execution, preference may be given to brokers who have sold shares of the fund or who have provided investment research, statistical, or other related services to the Investment Adviser. The fund does not consider that it has an obligation to obtain the lowest available commission rate to the exclusion of price, service and qualitative considerations.


There are occasions on which portfolio transactions for the fund may be executed as part of concurrent authorizations to purchase or sell the same security for other funds served by the Investment Adviser, or for trusts or other accounts served by affiliated companies of the Investment Adviser. Although such concurrent authorizations potentially could be either advantageous or disadvantageous to the fund, they are effected only when the Investment Adviser believes that to do so is in the interest of the fund. When such concurrent authorizations occur, the objective is to allocate the executions in an equitable manner. The fund will not pay a mark-up for research in principal transactions.


                  Intermediate Bond Fund of America - Page 32

The fund is required to disclose information regarding investments in the securities of broker-dealers (or parent companies of broker-dealers that derive more than 15% of their revenue from broker-dealer activities) which have certain relationships with the fund. During the last fiscal year, J.P. Morgan Securities, Inc. was among the top 10 dealers that received the largest amount of brokerage commissions and that acted as principals in portfolio transactions. The fund held debt securities of J.P. Morgan Chase & Co. in the amount of $202,000 as of the close of its most recent fiscal year.


Brokerage commissions paid on portfolio transactions, including dealer concessions on underwritings, if applicable, for the fiscal years ended August 31, 2001, 2000 and 1999, amounted to $766,000,
$601,000 and $1,558,000, respectively.


                              GENERAL INFORMATION

CUSTODIAN OF ASSETS - Securities and cash owned by the fund, including proceeds from the sale of shares of the fund and of securities in the fund's portfolio, are held by JPMorgan Chase Bank, 270 Park Avenue, New York, NY 10017-2070, as Custodian. If the fund holds non-U.S. securities, the Custodian may hold these securities pursuant to sub-custodial arrangements in non-U.S. banks or non-U.S. branches of U.S. banks.


TRANSFER AGENT - American Funds Service Company, a wholly owned subsidiary of the Investment Adviser, maintains the records of each shareholder's account, processes purchases and redemptions of the fund's shares, acts as dividend and capital gain distribution disbursing agent, and performs other related shareholder service functions. American Funds Service Company was paid a fee of $1,228,000 for Class A shares for the 2001 fiscal year.


INDEPENDENT AUDITORS - Deloitte & Touche LLP, Two California Plaza, 350 South Grand Avenue, Suite 200, Los Angeles, CA 90071, serves as the fund's independent auditors providing audit services, preparation of tax returns and review of certain documents to be filed with the Securities and Exchange Commission. The financial statements included in this Statement of Additional Information from the Annual Report have been so included in reliance on the report of Deloitte & Touche LLP, independent auditors, given on the authority of said firm as experts in accounting and auditing. The selection of the fund's independent auditors is reviewed and determined annually by the Board of Trustees.


PROSPECTUSES, REPORTS TO SHAREHOLDERS AND PROXY STATEMENTS - The fund's fiscal year ends on August 31. Shareholders are provided updated prospectuses annually and at least semiannually with reports showing the investment portfolio, financial statements and other information. The fund's annual financial statements are audited by the fund's independent auditors, Deloitte & Touche LLP. In addition, shareholders may also receive proxy statements for the fund. In an effort to reduce the volume of mail shareholders receive from the fund when a household owns more than one account, the Transfer Agent has taken steps to eliminate duplicate mailings of prospectuses, shareholder reports and proxy statements. To receive additional copies of a prospectus, report or proxy statement, shareholders should contact the Transfer Agent.


SHAREHOLDER AND TRUSTEE RESPONSIBILITY - Under the laws of certain states, including Massachusetts where the fund was organized and California where the fund's principal office is located, shareholders of a Massachusetts business trust may, under certain circumstances, be held personally liable as partners for the obligations of the fund. However, the risk of a


                  Intermediate Bond Fund of America - Page 33 shareholder incurring any financial loss on account of shareholder liability is limited to circumstances in which a fund itself would be unable to meet its obligations. The Declaration of Trust contains an express disclaimer of shareholder liability for acts, omissions, obligations or affairs of the fund and provides that notice of the disclaimer may be given in each agreement, obligation, or instrument which is entered into or executed by the fund or Trustees. The Declaration of Trust provides for indemnification out of fund property of any shareholder held personally liable for the obligations of the fund and also provides for the fund to reimburse such shareholder for all legal and other expenses reasonably incurred in connection with any such claim or liability.


Under the Declaration of Trust, the Trustees, officers, employees or agents of the fund are not liable for actions or failure to act; however, they are not protected from liability by reason of their willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties involved in the conduct of their office.


PERSONAL INVESTING POLICY - The fund, Capital Research and Management Company and its affiliated companies, including the fund's principal underwriter, have adopted codes of ethics which allow for personal investments, including securities in which the fund may invest from time to time. This policy includes: a ban on acquisitions of securities pursuant to an initial public offering; restrictions on acquisitions of private placement securities; pre-clearance and reporting requirements; review of duplicate confirmation statements; annual recertification of compliance with codes of ethics; blackout periods on personal investing for certain investment personnel; ban on short-term trading profits for investment personnel; limitations on service as a director of publicly traded companies; and disclosure of personal securities transactions.


OTHER INFORMATION - (i) The unaudited financial statements including the investment portfolio for the six months ended February 28, 2002 and (ii) the financial statements including the investment portfolio and the report of Independent Auditors contained in the Annual Report for the fiscal year ended August 31, 2001 are included in this Statement of Additional Information. The following information is not included in the Annual Report:


             DETERMINATION OF NET ASSET VALUE, REDEMPTION PRICE AND
    MAXIMUM OFFERING PRICE PER SHARE FOR CLASS A SHARES -- FEBRUARY 28, 2002

Net asset value and redemption price per share
  (Net assets divided by shares outstanding) . . . . . . . . .      $13.61
Maximum offering price per share
  (100/96.25 of net asset value per share,
  which takes into account the fund's current maximum
  sales charge). . . . . . . . . . . . . . . . . . . . . . . .      $14.14



                  Intermediate Bond Fund of America - Page 34

            CLASS A SHARE INVESTMENT RESULTS AND RELATED STATISTICS

The fund's yield was 3.86% based on a 30-day (or one month) period ended February 28, 2002, computed by dividing the net investment income per share earned during the period by the maximum offering price per share on the last day of the period, according to the following formula as required by the Securities and Exchange Commission:


     YIELD = 2[((a-b)/cd + 1)/6/ -1]

     Where:  a   = dividends and interest earned during the period.

             b   = expenses accrued for the period (net of reimbursements).

             c   = the average daily number of shares outstanding during the period that were entitled to receive dividends.

             d   = the maximum offering price per share on the last day of the period.

The fund's one-year total return and five- and ten-year average annual total returns at the maximum offering price for the periods ended February 28, 2002 were 2.06%, 5.65% and 6.00%, respectively. The fund's one-year total return and five- and ten-year average annual total returns at net asset value for the periods ended February 28, 2002 were 6.05%, 6.45% and 6.41%, respectively.


The average total return ("T") is computed by equating the value at the end of the period ("ERV") with a hypothetical initial investment of $1,000 ("P") over a period of years ("n") according to the following formula as required by the Securities and Exchange Commission: P(1+T)/n/ = ERV.


In calculating average annual total return at the maximum offering price, the fund assumes: (1) deduction of the maximum sales load of 3.75% from the $1,000 initial investment; (2) reinvestment of dividends and distributions at net asset value on the reinvestment date determined by the Board; and (3) a complete redemption at the end of any period illustrated. In addition, the fund will provide lifetime average total return figures. From time to time, the fund may calculate investment results for Class B, C, F, 529 and R shares.


The fund may also, at times, calculate total return based on net asset value per share (rather than the offering price), in which case the figure would not reflect the effect of any sales charges which would have been paid if shares were purchased during the period reflected in the computation. Consequently, total return calculated in this manner will be higher. These total returns may be calculated over periods in addition to those described above. Total return for the unmanaged indices will be calculated assuming reinvestment of dividends and interest, but will not reflect any deductions for advisory fees, brokerage costs or administrative expenses.


The fund may include information on its investment results and/or comparisons of its investment results to various unmanaged indices (such as the Dow Jones Average of 30 Industrial Stocks and the Standard and Poor's 500 Composite Stock Index) or results of other mutual funds or investment or savings vehicles in advertisements or in reports furnished to present or prospective shareholders. The fund may also, from time to time, combine its results with those of other funds in The American Funds Group for purposes of illustrating investment strategies involving multiple funds.


                  Intermediate Bond Fund of America - Page 35

The fund may refer to results and surveys compiled by organizations such as CDA/ Wiesenberger, Ibbotson Associates, Lipper Analytical Services, Morningstar, Inc., and by the U.S. Department of Commerce. Additionally, the fund may refer to results published in various newspapers and periodicals, including Barron's,
                                                                      --------
Forbes, Fortune, Institutional Investor, Kiplinger's Personal Finance Magazine,
------  -------  ----------------------  -------------------------------------
Money, U.S. News and World Report and The Wall Street Journal.
-----  --------------------------     -----------------------


The fund may illustrate the benefits of tax-deferral by comparing taxable investments to investments made through tax-deferred retirement plans.


The fund may compare its investment results with the Consumer Price Index, which is a measure of the average change in prices over time in a fixed market basket of goods and services (e.g. food, clothing, fuels, transportation, and other goods and services that people buy for day-to-day living).


                  Intermediate Bond Fund of America - Page 36

                                    APPENDIX
                          Description of Bond Ratings

BOND RATINGS - The ratings of Moody's Investors Service, Inc. ("Moody's") and Standard & Poor's Corporation ("Standard & Poor's") are based on the analysis and represents a judgment expressed in shorthand terms of the strengths and weaknesses of the bonds which they undertake to rate. It should be emphasized, however, that ratings are general and are not absolute standards of quality.


Moody's rates the long-term debt securities issued by various entities from
-------
"Aaa" to "C." Moody's applies the numerical modifiers 1, 2, and 3 in each generic rating classification from Aa through B in its corporate bond rating system. The modifier 1 indicates that the security ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates that the issue ranks in the lower end of its generic rating category. Ratings are described as follows:


"Bonds which are rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as 'gilt edge.' Interest payments are protected by a large or by an exceptionally stable margin, and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues."


"Bonds which are rated Aa are judged to be of high quality by all standards. Together with the Aaa group, they comprise what are generally known as high-grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities, or fluctuation of protective elements may be of greater amplitude, or there may be other elements present which make the long-term risks appear somewhat larger than the Aaa securities."


"Bonds which are rated A possess many favorable investment attributes and are to be considered as upper medium grade obligations. Factors giving security to principal and interest are considered adequate, but elements may be present which suggest a susceptibility to impairment sometime in the future."


"Bonds which are rated Baa are considered as medium grade obligations, i.e., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and, in fact, have speculative characteristics as well."


"Bonds which are rated Ba are judged to have speculative elements; their future cannot be considered as well assured. Often the protection of interest and principal payments may be very moderate and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class."


"Bonds which are rated B generally lack characteristics of the desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small."


"Bonds which are rated Caa are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest."


                  Intermediate Bond Fund of America - Page 37

"Bonds which are rated Ca represent obligations which are speculative in a high degree. Such issues are often in default or have other marked shortcomings."


"Bonds which are rated C are the lowest rated class of bonds, and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing."


Standard & Poor's rates the long-term debt securities of various entities in
-----------------
categories ranging from "AAA" to "D" according to quality. The ratings from "AA" to "CCC" may be modified by the addition of a plus (+) or minus (-) sign to show relative standing within the major rating categories. Ratings are described as follows:


AAA
"An obligation rated 'AAA' has the highest rating assigned by Standard & Poor's. The obligor's capacity to meet its financial commitment on the obligation is extremely strong."


AA
"An obligation rated 'AA' differs from the highest rated obligations only in a small degree. The obligor's capacity to meet its financial commitment on the obligation is very strong."


A
"An obligation rated 'A' is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions that obligations in higher rated categories. However, the obligor's capacity to meet its financial commitment on the obligation is still strong."


BBB
"An obligation rated 'BBB' exhibits adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitment on the obligation. Obligations rated 'BB', 'B', 'CCC', 'CC' and 'C' are regarded as having significant speculative characteristics. 'BB' indicates the least degree of speculation and 'C' the highest. While such obligations will likely have some quality and protective characteristics, these may be outweighed by large uncertainties or major exposures to adverse conditions."


BB
"An obligation rated 'BB' is less vulnerable to nonpayment than other speculative issues. However, it faces major ongoing uncertainties or exposure to adverse business, financial or economic conditions which could lead to the obligor's inadequate capacity to meet its financial commitment on the obligation."

B
"An obligation rated 'B' is more vulnerable to nonpayment than obligations rated 'BB' but the obligor currently has the capacity to meet its financial commitment on the obligation. Adverse business, financial or economic conditions will likely impair the obligor's capacity or willingness to meet its financial commitment on the obligation."


CCC
"An obligation rated 'CCC' is currently vulnerable to nonpayment and is dependent upon favorable business, financial and economic conditions for the obligor to meet its financial commitment on the obligation. In the event of adverse business, financial or economic


                  Intermediate Bond Fund of America - Page 38 conditions, the obligor is not likely to have the capacity to meet its financial commitment on the obligation."

CC
"An obligation rated 'CC' is currently highly vulnerable to nonpayment."

C
"A subordinated debt or preferred stock obligation rated 'C' is CURRENTLY HIGHLY VULNERABLE to nonpayment. The 'C' rating may be used to cover a situation where a bankruptcy petition has been filed or similar action taken but payments on this obligation are being continued. A 'C' also will be assigned to a preferred stock issue in arrears on dividends or sinking fund payments but that is currently paying."

D
"An obligation rated 'D' is in payment default. The 'D' rating category is used when payments on an obligation are not made on the date due even if the applicable grace period has not expired, unless Standard & Poor's believes that such payments will be made during such grace period. The 'D' rating also will be used upon the filing of a bankruptcy petition or the taking of a similar action if payments on an obligation are jeopardized."


                    DESCRIPTION OF COMMERCIAL PAPER RATINGS

MOODY'S employs the designations "Prime-1," "Prime-2" and "Prime-3" to indicate
-------
commercial paper having the highest capacity for timely repayment. Issuers rated Prime-1 have a superior capacity for repayment of short-term promissory obligations. Prime-1 repayment capacity will normally be evidenced by the following characteristics: leading market positions in well-established industries; high rates of return on funds employed; conservative capitalization structures with moderate reliance on debt and ample asset protection; broad margins in earnings coverage of fixed financial charges and high internal cash generation; and well-established access to a range of financial markets and assured sources of alternate liquidity.


Issues rated Prime-2 have a strong capacity for repayment of short-term promissory obligations. This will normally be evidenced by many of the characteristics cited above, but to a lesser degree. Earnings trends and coverage ratios, while sound, will be more subject to variation. Capitalization characteristics, while still appropriate, may be more affected by external conditions. Ample alternate liquidity is maintained.


STANDARD & POOR'S ratings of commercial paper are graded into four categories
-----------------
ranging from "A" for the highest quality obligations to "D" for the lowest.


A - Issues assigned its highest rating are regarded as having the greatest capacity for timely payment. Issues in this category are delineated with numbers 1, 2, and 3 to indicate the relative degree of safety.


A-1 - This designation indicates that the degree of safety regarding timely payment is either overwhelming or very strong. Those issues determined to possess overwhelming safety characteristics will be denoted with a plus (+) sign designation.


A-2 - Capacity for timely payments on issues with this designation is strong; however, the relative degree of safety is not as high as for issues designated "A-1."


                  Intermediate Bond Fund of America - Page 39



Intermediate Bond Fund of America
Investment portfolio, February 28, 2002

                                                                                 Unaudited

                                                                    Principal       Market
                                                                       amount        value
Bonds & notes                                                           (000)        (000)
CORPORATE BONDS - 23.29%
INSURANCE  -  5.54%
AIG SunAmerica:  (1)
 Global Financing V 5.20% 2004                                       $   8,000   $    8,293
 Global Financing VIII 1.973% 2004 (2)                                   3,000        2,999
 Global Financing II 7.60% 2005                                          4,000        4,370
Allstate Financial Global Funding LLC: (1)
 7.125% 2005                                                             2,000        2,158
 6.15% 2006                                                              9,000        9,414
 5.25% 2007                                                             15,600       15,647
The Equitable Life Assurance Society of                                  7,250        7,655
 the United States 6.95% 2005 (1)
Lincoln National Corp. 7.25% 2005                                        5,425        5,709
Monumental Global Funding: (1)
 Trust II-B, Series B, 6.95% 2003                                        3,000        3,129
 Trust II-2001-A, Series A, 6.05% 2006                                   8,375        8,716
 Trust II-2002-A, Series A, 5.20% 2007                                  16,600       16,554
Nationwide Life Global Funding 5.35% 2007 (1)                           19,600       19,604
Prudential Insurance Company of America                                  8,475        8,782
 6.375% 2006 (1)
ReliaStar Financial Corp.:
 8.625% 2005                                                             2,000        2,183
 8.00% 2006                                                             11,470       12,662
 6.50% 2008                                                              1,000        1,013
                                                                                    128,888

TRANSPORTATION  -  2.99%
AIR 2 US, Series A, 8.027% 2020 (1)  (3)                                 9,093        8,576
American Airlines Inc., Series 2001-2: (1)
 Class A-1, 6.978% 2011 (3)                                              1,000        1,023
 Class A-2, 7.858% 2011                                                  3,200        3,396
 Class B, 8.608% 2011                                                      430          453
Continental Airlines, Inc.:  (3)
 Series 1998-2, Class A, 6.41% 2007                                     20,220       19,072
 Series 1997-2, Class A, 7.148% 2007                                     5,324        5,167
 Series 1999-2, Class A-2, 7.056% 2011                                   4,601        4,494
 Series 2001-1, Class B, 7.373% 2015                                     1,800        1,638
 Series 1996-2, Class A, 7.75% 2016                                      1,080        1,053
 Series 1997-1, Class A, 7.461% 2016                                       894          882
 Series 1998-1, Class A,  6.648% 2019                                    3,207        2,999
 Series 2000-1, Class B, 8.388% 2020                                     3,753        3,465
Delta Air Lines, Inc., Series 2001-1,                                    2,500        2,525
 Class A-2, 7.111% 2011  (3)
Jet Equipment Trust, Series 1995-B,                                      7,376        6,309
 Class A, 7.63% 2012 (1)  (3)
Northwest Airlines, Inc., Series                                         3,346        3,474
 1999-3, Class G, 7.935% 2020 (3)
Southwest Airlines Co. 6.50% 2012                                        1,300        1,308
Southwest Airlines Co., Series 2001-1,                                   1,000          985
 Class A-2, 5.496% 2006 (3)
US Airways, Inc., Series 2001-1G,                                        2,595        2,653
 7.076% 2021 (3)
                                                                                     69,472

BANKS & THRIFTS -  2.22%
Abbey National PLC 7.95% 2029                                              100          114
ABN AMRO Bank NV:
 7.55% 2006                                                              3,000        3,267
 7.125% 2007                                                               200          216
Bank of America Corp.:
 7.625% 2005                                                             1,000        1,090
 7.875% 2005                                                             3,000        3,313
 6.625% 2007                                                               200          213
NationsBank Corp.:
 8.125% 2002                                                             1,200        1,220
 6.50% 2003                                                              5,000        5,222
BANK ONE CORP., Series A, 5.625% 2004                                    3,300        3,422
Barclays Bank PLC 7.375% (undated) (1)  (2)                              2,000        2,134
Danske Bank AS 6.375% 2008 (1)  (2)                                      4,750        5,073
Development Bank of Singapore Ltd.: (1)
 7.875% 2009                                                             3,000        3,255
 7.125% 2011                                                               800          833
HSBC Bank PLC 6.95% 2011                                                 1,000        1,063
Midland Bank PLC 8.625% 2004                                             4,200        4,647
J.P. Morgan Chase & Co.:
 5.625% 2006                                                               200          204
 5.35% 2007                                                              3,350        3,382
Merita Bank Ltd. 7.50% (undated) (1)  (2)                                6,035        6,373
Regional Diversified Funding Ltd. 9.25% 2030 (1)                           750          789
Wells Fargo Bank National Association                                    1,750        1,887
 7.80% 2010 (2)
Wells Fargo Financial, Inc. 7.60% 2005                                   3,500        3,812
                                                                                     51,529

AUTOMOBILES & COMPONENTS  -  1.91%
DaimlerChrysler North America Holding                                    9,000        9,134
 Corp. 6.40% 2006
Ford Motor Credit Co.:
 6.70% 2004                                                              2,500        2,559
 7.50% 2005                                                              8,375        8,593
 6.875% 2006                                                             4,250        4,276
 7.375% 2011                                                             2,900        2,931
General Motors Acceptance Corp.:
 6.125% 2006                                                             6,000        6,032
 6.75% 2006                                                              5,000        5,129
 6.875% 2011                                                             2,500        2,484
General Motors Nova Scotia Finance                                       3,340        3,338
 Co. 6.85% 2008
                                                                                     44,476

TELECOMMUNICATIONS SERVICES  -  1.89%
AT&T Corp. 5.625% 2004                                                   3,000        3,021
British Telecommunications PLC 7.875% 2005 (2)                           7,250        7,807
Cingular Wireless 5.625% 2006 (1)                                        3,000        3,025
Deutsche Telekom International Finance                                   5,050        5,331
 BV 7.75% 2005
SBC Communications, Inc. 6.25% 2011                                      2,500        2,563
Verizon Wireless Capital LLC 5.375% 2006 (1)                            11,925       11,834
Vodafone Group PLC 7.625% 2005                                           9,600       10,348
                                                                                     43,929

RETAILING  -  1.38%
Kohl's Corp.:
 6.70% 2006                                                              7,074        7,493
 6.30% 2011                                                              4,690        4,788
Lowe's Companies, Inc.:
 7.50% 2005                                                              3,000        3,245
 8.25% 2010                                                              3,000        3,430
Sears Roebuck Acceptance Corp.:
 6.95% 2002                                                              1,800        1,810
 6.54% 2003                                                              1,000        1,027
 7.00% 2007                                                              4,800        5,081
Wal-Mart Stores, Inc. 5.45% 2006                                         5,000        5,173
                                                                                     32,047

UTILITIES  -  1.31%
Exelon Generation Co., LLC 6.95% 2011 (1)                                3,470        3,610
Israel Electric Corp. Ltd. 7.25% 2006 (1)                                1,250        1,318
Pacificorp Australia LLC, MBIA Insured,                                 10,000       10,049
 6.15% 2008 (1)
Texas Eastern Transmission Corp. 7.30% 2010                              1,100        1,187
Texas Utilities Co., Series A, MBIA Insured,                             6,000        6,103
 6.20% 2002
Virginia Electric and Power Co., 2002                                    8,250        8,298
 Series A, 5.375% 2007
                                                                                     30,565

FOOD & BEVERAGE  -  1.30%
H.J. Heinz Finance Co. 6.00% 2012 (1)                                    4,000        3,970
Kraft Foods Inc.:
 4.625% 2006                                                            10,500       10,396
 5.625% 2011                                                             5,000        4,948
Nabisco, Inc.:
 6.70% 2002                                                              2,000        2,023
 7.05% 2007                                                              3,000        3,190
Ralston Purina Co. 7.75% 2015                                            5,000        5,701
                                                                                     30,228

MEDIA  -  1.08%
CBS Corp. 7.15% 2005                                                     5,500        5,768
Viacom Inc.:
 6.75% 2003                                                              2,475        2,551
 6.40% 2006                                                              4,800        4,968
 6.625% 2011                                                             8,000        8,209
Cox Radio, Inc. 6.375% 2005                                              3,500        3,533
                                                                                     25,029

ENERGY  -  0.80%
Oil Enterprises Ltd., MBIA Insured,                                      7,382        7,626
 6.239% 2008 (1)  (3)
Pemex Finance Ltd.:  (3)
 6.125% 2003                                                             3,867        3,948
 AMBAC Insured, 6.55% 2008                                               2,500        2,552
 MBIA Insured:
  5.72% 2003                                                             2,188        2,240
  7.80% 2013                                                             2,000        2,209
                                                                                     18,575

HEALTH CARE EQUIPMENT & SERVICES  -  0.70%
McKesson Finance of Canada 6.55% 2002 (1)                                3,200        3,226
R.P. Scherer International Corp. 6.75% 2004                              4,325        4,534
UnitedHealth Group Inc.:
 7.50% 2005                                                              1,525        1,637
 5.20% 2007                                                              6,950        6,923
                                                                                     16,320

CONSUMER FINANCE  -  0.58%
Household Finance Corp.:
 5.75% 2007                                                              8,000        7,881
 7.875% 2007                                                             4,000        4,316
 6.75% 2011                                                              1,300        1,303
                                                                                     13,500

CAPITAL GOODS  -  0.44%
BAE SYSTEMS PLC, Series 2001: (1)  (3)
 Class B, 7.156% 2011                                                    6,459        6,617
 Class G, MBIA Insured, 6.664% 2013                                      3,450        3,553
                                                                                     10,170

HOUSEHOLD & PERSONAL PRODUCTS  -  0.26%
Gillette Co. 4.00% 2005 (1)                                              6,150        6,144
                                                                                      6,144

DIVERSIFIED FINANCIALS  -  0.26%
Chilquinta Energia Finance Co. LLC, MBIA                                 3,500        3,535
 Insured, 6.47% 2008 (1)
Citicorp Lease Pass Through Trust, Series                                2,475        2,608
 1999-1, Class A-1, 7.22% 2005 (1)  (3)
                                                                                      6,143

MATERIALS  -  0.24%
Scotia Pacific Co. LLC, Series B: (3)
 Class A-1, 6.55% 2028                                                   1,330        1,339
 Class A-2, 7.11% 2028                                                   5,000        4,085
                                                                                      5,424

CONSUMER DURABLES & APPAREL  -  0.21%
Sony Capital Corp., Series C, 4.95% 2006 (1)                             5,000        4,933
                                                                                      4,933

PHARMACEUTICALS & BIOTECHNOLOGY  -  0.18%
Bristol-Myers Squibb Co. 4.75% 2006                                      4,250        4,260
                                                                                      4,260

FEDERAL AGENCY MORTGAGE-BACKED - 20.95%
Federal agency mortgage pass-through
 obligations (3)  -  18.85%
Fannie Mae:
5.50% 2016 - 2017                                                       47,504       47,311
6.00% 2013 - 2032                                                       61,695       62,027
6.50% 2013 - 2031                                                       83,680       86,189
7.00% 2008 - 2031                                                       68,730       71,512
7.50% 2009 - 2031                                                       27,035       28,489
8.00% 2002 - 2005                                                           81           82
8.06% 2002 (2)                                                              65           65
8.50% 2008 - 2027                                                        1,181        1,276
9.00% 2009 - 2018                                                        3,285        3,586
9.50% 2009 - 2022                                                        1,530        1,672
10.00% 2018 - 2025                                                       2,431        2,735
11.00% 2020                                                              1,303        1,497
11.50% 2019 - 2020                                                       4,704        5,441
13.50% 2015                                                              1,000        1,210
Freddie Mac:
6.00% 2014                                                               1,917        1,948
7.00% 2008 - 2015                                                        2,550        2,667
7.20% 2006                                                               3,913        4,182
8.00% 2003 - 2017                                                        5,000        5,273
8.50% 2008 - 2027                                                        2,810        3,016
8.75% 2008 - 2009                                                          246          262
9.50% 2010 - 2013                                                          219          235
10.00% 2018 - 2019                                                       4,555        5,140
11.00% 2018                                                                615          704
Government National Mortgage Association:
5.50% 2017                                                               5,750        5,763
6.00% 2029                                                              23,010       22,953
6.50% 2028 - 2029                                                       15,963       16,248
7.00% 2007 - 2031                                                       10,769       11,148
7.50% 2022 - 2031                                                       11,766       12,335
8.00% 2023 - 2030                                                       16,638       17,594
8.50% 2007 - 2023                                                        5,234        5,672
9.00% 2008 - 2021                                                        1,509        1,633
9.50% 2009 - 2021                                                        5,390        5,946
10.00% 2019                                                              2,385        2,695
                                                                                    438,506

Federal agency collateralized mortgage
 obligations  (3)  -  2.10%
Fannie Mae:
 Series 91-50, Class H, 7.75% 2006                                       2,839        2,968
 Trust D2, 11.00% 2009                                                   1,103        1,166
 Series 88-16, Class B, 9.50% 2018                                         150          164
 Series 90-93, Class G, 5.50% 2020                                         703          668
 Series 90-21, Class Z, 9.00% 2020                                       4,150        4,427
 Series 2001-4, Class GA, 10.03% 2025 (2)                                5,694        6,501
 Series 2001-4, Class NA, 11.70% 2025 (2)                               13,844       15,861
 Series 2001-20, Class D, 10.946% 2031 (2)                                 769          885
 Series 1999-T2, Class A-1, 7.50% 2039                                   4,113        4,338
 Series 2001-T10, Class A-1, 7.00% 2041                                  6,862        6,896
Freddie Mac:
 Series 83-B, Class B-3, 12.50% 2013                                        31           35
 Series 2310, Class B, 9.819% 2015 (2)                                     658          733
 Series 2310, Class A, 10.53% 2017 (2)                                   2,588        2,913
 Series 1567, Class A, 2.275% 2023 (2)                                     995          915
                                                                                     48,470

U.S. Treasury notes & bonds  -  12.27%
 4.25% May 2003                                                         84,000       85,890
 5.75% August 2003                                                      31,150       32,547
 3.00% January 2004                                                     72,000       72,000
 11.625% November 2004                                                  23,400       28,274
 3.375% January 2007  (4)                                               15,895       16,312
 6.25% February 2007                                                    27,750       30,148
 10.375% November 2009                                                   4,000        4,692
 Principal Strip 0% November 2015                                       22,655       10,430
 8.875% August 2017                                                      1,000        1,350
 7.875% February 2021                                                    2,000        2,531
 5.50% August 2028                                                       1,235        1,216
                                                                                    285,390

ASSET-BACKED OBLIGATIONS  (3) -  11.68%
Aircraft Finance Trust, Series 1999-1,                                   2,684        2,637
 Class A-2, 2.348% 2024 (2)
Airplanes Pass Through Trust, Class B,                                   5,562        4,450
 2.598% 2019 (2)
Arcadia Automobile Receivables Trust,                                    2,900        3,032
 Series 1999-C, Class A-3, FSA Insured,
 7.20% 2007
Asset Backed Securities Corp. Home
 Equity Loan Trust:
 Series 2001-HE2, Class A-IO, interest                                  37,040        1,992
 only, 4.50% 2031
 Series 2001-HE3, Class A-IO, interest                                  37,465        3,318
 only, 6.50% 2031 (2)
Banco Nacional de Mexico, SA, Series                                     4,722        5,091
 1999-A, Class A-1, MBIA Insured,
 7.50% 2006 (1)
Case Equipment Loan Trust, Series 1999-A,                                  534          545
 Class B, 5.96% 2005
Chase Funding Mortgage Loan Asset-Backed                                 4,000        4,124
 Certificates, Series 2001-2, Class IA-3,
 5.923% 2016
Chase Manhattan Auto Owner Trust, Series                                 3,700        3,696
 2002-A, Class A-3, 3.49% 2006
Chase Manhattan Credit Card Master Trust,                                8,750        8,969
 Series 1997-5, Class A, 6.194% 2005
Coast-to-Coast Motor Vehicle Owner Trust,                                6,548        6,872
 Series 2000-A, Class A-4, MBIA Insured,
 7.33% 2006 (1)
ComEd Transitional Funding Trust,
 Series 1998-1:
 Class A-4, 5.39% 2005                                                   2,000        2,044
 Class A-5, 5.44% 2007                                                   9,000        9,370
Conseco Finance Home Equity Loan Trust,                                  6,250        6,727
 Series 2000-B, Class AF-6, 7.80% 2020
Conseco Finance Manufactured Housing                                     4,000        4,075
 Contract Trust, Series 2001-3,
 Class A-2, 5.16% 2033
Green Tree Financial Corp.:
 Series 1998-2, Class A5, 6.24% 2016                                     2,268        2,335
 Series 1996-10, Class A-5, 6.83% 2028                                   1,496        1,538
 Series 1997-6, Class A-6, 6.90% 2029                                    2,996        3,098
 Series 1997-6, Class A-7, 7.14% 2029                                    7,241        7,624
 Series 1999-2, Class A-2, 5.84% 2030                                    2,792        2,829
 Series 1999-3, Class A-7, 6.74% 2031                                    4,600        4,668
Continental Auto Receivables Owner Trust,                                2,000        2,113
 Series 2000-B, Class A-4, MBIA Insured,
 6.91% 2005 (1)
CS First Boston Mortgage Securities Corp.,                              36,643        1,678
 Series 2001-HE16, Class A, interest only,
 5.64% 2004
Embarcadero Aircraft Securitization Trust,                                 717          667
 Series 2000-1, Class A-2, 2.328%
 2025 (1)  (2)
First Consumer Master Trust, Series
 1999-A: (1)
 Class A, 5.80% 2005                                                     6,000        6,228
 Class B, 6.28% 2005                                                     9,000        9,167
First Investors Auto Owner Trust,                                        5,000        4,987
 Series 2002-A, Class A, MBIA
 Insured, 3.46% 2008 (1)
GRCT Consumer Loan Trust, Series                                         1,000        1,030
 2001-1, Class A-2BRV, 6.251% 2020 (1)
Green Tree Recreational, Equipment &                                     4,000        4,171
 Consumer Trust, Series 1999-A,
 Class A-6, 6.84% 2010
Hitachi Shinpan Co. Ltd., Series                                         4,604        4,850
 1999-3, Class A, 9.60% 2006 (1)
Litigation Settlement Monetized Fee                                      2,775        2,851
 Trust I, Series 2001-1, Class A-1,
 8.33% 2031 (1)
MBNA Master Credit Card Trust II,                                        5,750        5,770
 Series 2000-D, Class B, 2.278% 2009 (2)
Metris Master Trust, Series 2001-3,                                     10,000       10,016
 Class A, 2.08% 2008 (2)
MMCA Auto Owner Trust:
 Series 2000-2, Class B, 7.42% 2005                                      3,500        3,760
 Series 2000-1, Class B, 7.55% 2005                                      9,000        9,605
 Series 2001-2, Class B, 5.75% 2007                                      4,000        4,102
 Series 2001-3, Class B, 2.798% 2008 (2)                                 4,000        4,008
The Money Store Home Equity Trust, Series                                1,731        1,747
 1994-D, Class A-5, MBIA Insured, 8.925% 2022
Nebhelp Trust, Student Loan Interest Margin                             13,249       13,679
Securities, Series 1998-1, Class A,
 MBIA Insured, 6.68% 2016 (1)
NextCard Credit Card Master Note Trust,                                  3,000        2,762
 Series 2001-1A, Class B, 2.728%
 2007 (1)  (2)
NPF VI, Inc., Series 1999-1, Class A,                                    2,000        2,007
 6.25% 2003 (1)
NPF XII, Inc.: (1)
 Series 1999-2, Class A, 7.05% 2003                                     18,750       19,007
 Series 2001-3, Class A, 5.52% 2007                                      1,000          986
PECO Energy Transition Trust, Series                                     1,922        1,957
 1999-A, Class A-2, 5.63% 2005
Pegasus Aviation Lease Securitization: (1)
 Series 2000-1, Class A-2, 8.37% 2030                                    4,000        3,520
 Series 2001-1, Class B-2, 7.27% 2031                                    3,915        3,132
PF Export Receivables Master Trust,                                      7,375        7,649
 Series 2001-B, MBIA Insured, 6.60% 2011 (1)
Puerto Rico Public Financing Corp.,                                      9,389        9,365
 Series 1999-1, Class A, AMBAC
 Insured, 6.15% 2008
Rental Car Finance Corp., Series 1999-1,                                 2,000        2,007
 Class C, 6.50% 2007 (1)
Residential Asset Mortgage Products, Inc.,                              20,000        2,524
 Series 2001-RZ2, Class A-IO, interest
 only, 8.00% 2003
Residential Funding Mortgage Securities
 II, Inc.:
 Series 2001-H13, Class A-I-4, AMBAC                                     4,750        4,897
 Insured, 6.09% 2015
 Series 2001-HS2, Class A-4, AMBAC                                       2,400        2,486
 Insured, 6.43% 2016
Student Loan Funding LLC, Series 1998-B,                                13,500       14,006
 Class B-3, 6.25% 2019
Team Fleet Financing Corp., Series 2001-3A,                              2,500        2,496
 Class A, 2.66% 2005 (1)  (2)
Tobacco Settlement Financing Corp., Series                               2,500        2,494
 2001-A, 6.36% 2025
Triad Auto Receivables Owner Trust, Series                               2,047        2,099
 1999-1, Class A-2, FSA Insured, 6.09% 2005
Triton Aviation Finance, Series 1A, Class A-2,                           7,912        7,617
 2.548% 2025 (1)  (2)
Xerox Equipment Lease Owner Trust, Series                                1,019        1,022
 2001-1, Class A, 3.85% 2008 (1)  (2)
                                                                                    271,496

Commercial mortgage-backed
 securities (3)  -  11.22%
Bear Stearns Commercial Mortgage
 Securities Inc.:
 Series 2002-HOME, Class A, 2.45%                                        7,915        7,915
 2013 (1)  (2)
 Series 1998-C1, Class A-1, 6.34% 2030                                  16,901       17,651
 Series 1999-C1, Class X, interest only,                                89,523        5,123
 1.181% 2031 (2)
 Series 1999-C1, 5.91% 2031                                              4,639        4,802
CDC Securitization Corp., Series 1999-FL1,                               5,000        5,031
 Class C, 3.14% 2007 (1)  (2)
Chase Commercial Mortgage Securities Corp.:
 Series 1996-1, Class A-1, 7.60% 2005                                      861          908
 Series 1997-1, Class A-1, 7.27% 2029                                       12           12
 Series 1998-1, Class A-1, 6.34% 2030                                    1,734        1,811
 Series 2000-1, Class A-1, 7.656% 2032                                   1,846        2,007
Chase Manhattan Bank - First Union National                              5,000        5,471
 Bank, Commercial Mortgage Trust, Series
 1999-1, Class A-2, 7.439% 2031
Commercial Mortgage, Series 2000-FL1,                                    4,000        4,002
 Class E, 2.90% 2011 (1)  (2)
Commercial Mortgage Acceptance Corp.:
 Series 1998-C1, Class A-1, 6.23% 2007                                   1,445        1,508
 Series 1998-C2, Class A-1, 5.80% 2030                                   3,134        3,232
CS First Boston Mortgage Securities Corp.:
 Series 2001-CF2, Class A-2, 5.935% 2034                                 3,000        3,109
 Series 2001-CK6, Class A-2, 6.103% 2036                                 5,000        5,126
 Series 1998-C1, Class A-1A, 6.26% 2040                                  7,840        8,191
 Series 1998-C1, Class A-1B, 6.48% 2040                                  4,000        4,186
 Series 1998-C1, Class C, 6.78% 2040                                     6,450        6,581
Deutsche Mortgage & Asset Receiving Corp.,                              10,345       10,773
 Series 1998-C1, Class A-1,  6.22% 2031
DLJ Commercial Mortgage Corp.:
 Series 1998-CF2, Class A-4, 6.90% 2031                                  3,250        3,388
 Series 1999-CG1, Class A-1B, 6.46% 2032                                 1,750        1,831
DLJ Mortgage Acceptance Corp.:  (1)
 Series 1997-CF1, Class A1A, 7.40% 2006                                  1,945        2,035
 Series 1995-CF2, Class A-1B, 6.85% 2027                                 9,645       10,031
First Union National Bank Commercial                                     9,775        9,848
 Mortgage Trust, Series 2002-C1, Class A-1,
 5.585% 2034
GGP Mall Properties Trust, Series 2001-C1A,                              2,495        2,448
 Class A2, 5.007% 2011 (1)
GMAC Commercial Mortgage Securities, Inc.,                               5,000        5,034
 Series 1997-C2, Class C, 6.91% 2029
J.P. Morgan Chase Commercial Mortgage                                    3,465        3,534
Securities Corp., Series 2001-CIBC1,
 Class A-2, 6.001% 2033
J.P. Morgan Commercial Mortgage Finance                                    780          790
 Corp., Series 1995-C1, Class A-2,
 7.502% 2010 (2)
LB Commercial Mortgage Trust, Series 1998-C1:
 Class A-1, 6.33% 2030                                                   1,037        1,070
 Class A-3, 6.48% 2030                                                   3,544        3,732
LB-UBS Commercial Mortgage Trust:
 Series 2000-C3, Class A-2, 7.95% 2010                                   1,750        1,967
 Series 2001-C7, Class A-3, 5.642% 2025                                  4,980        5,052
Merrill Lynch Mortgage Investors, Inc.:
 Series 1995-C3, Class A-3, 7.051% 2025 (2)                              1,339        1,401
 Series 1997-C1, Class A-1, 6.95% 2029 (2)                               1,349        1,393
 Series 1998-C3, Class A-1, 5.65% 2030                                   4,830        4,980
Morgan Stanley Capital I, Inc.:
 Series 1998-HF1, Class A-1, 6.19% 2007                                  4,424        4,615
 Series 1998-HF2, Class A-1, 6.01% 2030                                  5,909        6,141
 Series 1998-WF2, Class A-1, 6.34% 2030                                  5,107        5,352
 Series 1999-FNV1, Class A-1 6.12% 2031                                  3,937        4,099
 Series 1999-FNV1, Class A-2, 6.53% 2031                                 4,815        5,054
 Series 1999-FNV1, Class D, 7.03% 2032                                   4,000        4,191
Morgan Stanley Dean Witter Capital I Trust,                              5,125        5,271
 Series 2001-TOP5, Class A-3, 6.16% 2035
Mortgage Capital Funding, Inc.,
 Series 1998-MC1:
 Class A-2, 6.663% 2008                                                  4,800        5,067
 Class A-1, 6.417% 2030                                                 15,249       15,976
Nationslink Funding Corp., Series 1999-1,                                4,808        4,991
 Class A-1, 6.042% 2007
Nomura Asset Securities Corp., Series 1998-D6,                           6,686        7,002
 Class A-A1, 6.28% 2030
Prudential Securities Secured Financing                                  2,000        2,075
 Corp., Series 1999-NRF1, Class C,
 6.746% 2009
Salomon Brothers Commercial Mortgage Trust,                             11,350       11,694
 Series 2001-C1, Class A-2, 6.428% 2035
SMA Finance Co., Inc., Series 1998-C1,                                  14,863       15,267
 Class A-1, 6.27% 2032 (1)
Structured Asset Securities Corp.,
 Series 1999-C3: (1)  (2)
 Class H, 3.30% 2002                                                     3,763        3,769
 Class E, 2.95% 2013                                                     4,465        4,471
                                                                                    261,008

Federal agency debentures  -  5.72%
Fannie Mae:
 4.75% 2004                                                             14,250       14,651
 6.50% 2004                                                             25,000       26,688
 6.00% 2005                                                             17,750       18,793
 7.125% 2005                                                            10,000       10,889
 6.00% 2008                                                             21,500       22,602
Freddie Mac:
 5.00% 2004                                                             21,750       22,457
 5.50% 2006                                                             10,000       10,377
United States Government Guaranteed Ship                                 6,491        6,593
 Financing Obligations, Rowan Companies,
 Inc. (Title XI) 5.88% 2012 (3)
                                                                                    133,050

Collateralized mortgage obligations
 (privately originated) (3) -  3.48%
Fannie Mae Trust, Series 2001-50, Class                                  4,045        4,204
 BA, 7.00% 2041
First Nationwide Trust, Series 1999-2,                                   5,304        5,393
 Class 1PA-1, 6.50% 2029
J.P. Morgan Residential Mortgage Acceptance,                             4,000        3,987
 Series 2002-R1, Class 1A1, 4.25% 2031 (1)
Paine Webber CMO, Series O, Class 5, 9.50% 2019                          1,248        1,384
PUMA Global Trust No.1, Class B, 2.40% 2033 (2)                          5,500        5,497
Residential Funding Mortgage Securities I,                               1,923        1,971
 Inc., Series 1998-S17, Class M-1, 6.75% 2028
Security National Mortgage Loan Trust: (1)
 Series 2000-1, Class A-2, 8.75% 2024                                    5,200        5,436
 Series 1999-1, Class B, 9.858% 2030                                     2,867        2,965
Structured Asset Notes Transaction, Ltd.,                                4,372        4,493
 Series 1996-A, Class A-1, 7.156% 2003 (1)
Structured Asset Securities Corp.: (2)
 Series 1998-RF1, Class A,  8.669% 2027 (1)                             10,171       10,731
 Series 1998-RF2, Class A, 8.525% 2027 (1)                              10,529       11,035
 Series 1999-RF1, Class A, 7.863% 2028 (1)                              15,454       16,179
 Series 1999-BC1, Class M2, 3.15% 2029                                   7,500        7,559
                                                                                     80,834

OTHER - 0.55%
Taxable municipal bonds  -  0.40%
California Maritime Infrastructure Authority,                            8,990        9,278
 Taxable Lease Revenue Bonds (San Diego
 Unified Port District-South Bay Plant
 Acquisition), Series 1999, 6.63% 2009 (1)  (3)
                                                                                      9,278

Development authorities  -  0.15%
International Bank Reconstruction &                                      3,500        3,489
 Development 3.50% 2004
                                                                                      3,489

Government (excluding U.S.) & government
 authorities  -  0.00%
Manitoba (Province of), Series EF, 5.50% 2008                              100          102
Ontario (Province of) 5.50% 2008                                           100          102
                                                                                        204


Total bonds & notes (cost: $2,051,142,000)                                        2,073,357



                                                                    Principal       Market
                                                                       amount        value
Short-term securities                                                   (000)        (000)

Corporate short-term notes  -  8.09%
Abbott Laboratories 1.72% due 3/7/2002 (1)                           $   9,400   $    9,397
American General Corp. 1.79% due 4/2/2002                               19,700       19,668
American General Finance Corp. 1.75%                                    16,800       16,780
 due 3/25/2002
Ciesco LP 1.60% due 3/20/2002                                           18,700       18,683
Corporate Asset Funding Co. Inc. 1.72%                                  15,000       14,991
 due 3/13/2002 (1)
E.W. Scripps Co. 1.75% due 3/28/2002 (1)                                20,000       19,973
General Electric Capital Corp.                                          25,000       24,999
 1.88% due 3/1/2002
Kimberly-Clark Worldwide Inc.:
  1.75% due 3/8/2002 (1)                                                25,000       24,990
  1.75% due 3/26/2002 (1)                                                5,850        5,843
Park Avenue Receivables Corp. 1.81%                                      4,900        4,890
 due 4/10/2002 (1)
Procter & Gamble Co. 1.77% due 4/2/2002 (1)                             20,000       19,967
Verizon Global Funding Corp. 1.60%                                       7,955        7,953
 due 3/5/2002 (1)
                                                                                    188,134

Federal agency discount notes  -  4.03%
Fannie Mae 1.75% due 5/22/2002                                           6,000        5,975
Federal Home Loan Banks:
  1.70% due 3/8/2002                                                     9,300        9,296
  1.73% due 4/19/2002                                                    7,500        7,482
Freddie Mac:
  1.58% due 3/12/2002                                                   20,000       19,989
  1.685% due 3/19/2002                                                  25,000       24,978
  1.67% due 4/18/2002                                                   21,700       21,651
  1.765% due 5/30/2002                                                   4,400        4,380
                                                                                     93,751


Total short-term securities (cost: $281,886,000)                                    281,885


Total investment securities (cost: $2,333,028,000)                                2,355,242
Excess of payables over cash and receivables                                         29,648

Net assets                                                                       $2,325,594

(1) Purchased in a private placement transaction;
    resale may be limited to qualified
    institutional buyers; resale to public
    may require registration.
(2) Coupon rates may change periodically.
(3) Pass-through securities backed by a pool of mortgages or other loans on which principal payments are periodically made. Therefore, the effective maturities are shorter than the stated maturities.
(4) Index-linked bond whose principal amount moves with a government retail price index.

See Notes to Financial Statements

Intermediate Bond Fund of America
Financial statements
(dollars and shares in thousands,
 except per share amounts)
Statement of assets and liabilities                                                         Unaudited
at February 28, 2002
Assets:
 Investment securities at market
  Unaffiliated issuers (cost: $X,XXX,XXX)                                            $0
  Affiliated issuers (cost: $X,XXX,XXX)                                               0            $0
 Cash denominated in foreign currencies
  (cost: $2,333,028)                                                                       $2,355,242
 Cash                                                                                           1,081
 Receivables for:
  Sales of investments                                                             $231
  Sales of fund's shares                                                         21,524
  Interest                                                                       17,370        39,125
 Other assets                                                                                       4
                                                                                            2,395,452
Liabilities -
 Payables for:
  Purchases of investments                                                       61,080
  Repurchases of fund's shares                                                    5,282
  Dividends on fund's shares                                                      1,749
  Management services                                                               594
  Services provided by affiliates                                                 1,056
  Deferred Trustees' compensation                                                    63
  Other fees and expenses                                                            34        69,858
Net assets at February 28, 2002                                                            $2,325,594

Net assets consist of:
 Capital paid in on shares of beneficial                                                   $2,402,246
 interest
 Distributions in excess of net                                                                  (172)
 investment income
 Accumulated net realized loss                                                                (98,694)
 Net unrealized appreciation                                                                   22,214
Net assets at February 28, 2002                                                            $2,325,594

Shares of beneficial interest issued
 and outstanding - unlimited shares
 authorized
                                                            Net assets           Shares   Net asset
                                                                            outstanding   value per
                                                                                          share (1)
Class A                                                      $2,113,069         155,303        $13.61
Class B                                                          99,396           7,305      13.61
Class C                                                          76,821           5,646      13.61
Class F                                                          35,920           2,640      13.61
Class 529-A                                                         272              20      13.61
Class 529-B                                                          46               3      13.61
Class 529-C                                                          70               5      13.61
(1) Maximum offering price and redemption
 price per share are equal to the net asset
 value per share for all share classes,
 except for Class A and Class 529-A,
for which the maximum offering price
 per share is $14.14 for both.




Statement of operations
for the six months ended February 28, 2002
(dollars in thousands)
Investment income:                                                                          Unaudited
 Income-
  Interest                                                                                    $58,892

 Fees and expenses:
  Investment advisory services                                                   $3,497
  Distribution services                                                           3,427
  Transfer agent services                                                           828
  Administrative services                                                            66
  Reports to shareholders                                                            49
  Registration statement and prospectus                                             199
  Postage, stationery and supplies                                                  105
  Trustees' compensation                                                             11
  Auditing and legal                                                                 48
  Custodian                                                                          19
  Other                                                                               2         8,251
 Net investment income                                                                         50,641

Net realized loss and unrealized
 depreciation on investments:
 Net realized loss on investments                                                                 (89)
 Net unrealized depreciation on investments                                                   (11,066)
   Net realized loss and
    unrealized depreciation
    on investments                                                                            (11,155)
 Net increase in net assets resulting
  from operations                                                                             $39,486









Statement of changes in net assets                                          (dollars in  thousands)
                                                                             Six months
                                                                                  ended   Year ended
                                                                           February 28,   August 31,
                                                                                  2002*      2001
Operations:
 Net investment income                                                          $50,641       $83,643
 Net realized (loss) gain on investments                                            (89)       15,370
 Net unrealized (depreciation) appreciation
  on investments                                                                (11,066)       52,833
  Net increase in net assets
   resulting from operations                                                     39,486       151,846

Dividends paid to shareholders                                                  (52,021)      (87,927)

Capital share transactions                                                      629,634       349,334

Total increase in net assets                                                    617,099       413,253

Net assets:
 Beginning of period                                                          1,708,495     1,295,242
 End of period (including
  distributions in excess of net investment
  income and undistributed net investment
   income: $(172) and $1,208, respectively)                                  $2,325,594    $1,708,495

*Unaudited

See Notes to Financial Statements

Notes to financial statements
            Unaudited
1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

ORGANIZATION - Intermediate Bond Fund of America (the "fund") is registered under the Investment Company Act of 1940 as an open-end, diversified management investment company. The fund seeks current income, consistent with preservation of capital, within certain guidelines for quality and maturity.

The fund offers nine share classes consisting of four retail share classes and five CollegeAmerica savings plan share classes. The CollegeAmerica savings plan share classes (Classes 529-A, 529-B, 529-C, 529-E and 529-F) are sponsored by the Commonwealth of Virginia and can be utilized to save for college education. The fund's share classes are described below:

SHARE CLASS                   INITIAL SALES           CONTINGENT DEFERRED           CONVERSION FEATURE
                              CHARGE                  SALES CHARGE UPON
                                                      REDEMPTION

Class A and Class 529-A       Up to 3.75%             None                          None

Class B and Class 529-B       None                    Declines from 5% to zero for redemptions   Class B and Class
                                                      within six years of           529-B convert to
                                                      purchase                      Class A and Class
                                                                                    529-A, respectively,
                                                                                    after eight years

Class C                       None                    1% for redemptions            Class C converts to
                                                      within one year of            Class F after 10
                                                      purchase                      years

Class 529-C                   None                    1% for redemptions            None
                                                      within one year of
                                                      purchase

Class 529-E*                  None                    None                          None

Class F and Class 529-F*      None                    None                          None


* As of February 28, 2002, there were no Class 529-E or Class 529-F shares outstanding.

Holders of all share classes have equal pro rata rights to assets, dividends and liquidation. Each share class has identical voting rights, except for the exclusive right to vote on matters affecting only its class. Share classes have different fees and expenses ("class-specific fees and expenses"), primarily due to different arrangements for distribution, administrative and shareholder services. Differences in class-specific fees and expenses will result in differences in net investment income and, therefore, the payment of different per-share dividends by each class.

SIGNIFICANT ACCOUNTING POLICIES - The financial statements have been prepared to comply with accounting principles generally accepted in the United States of America. These principles require management to make estimates and assumptions that affect reported amounts and disclosures. Actual results could differ from those estimates. The following is a summary of the significant accounting policies followed by the fund:

SECURITY VALUATION -Fixed-income securities are valued at prices obtained from a pricing service. However, where the investment adviser deems it appropriate, they will be valued at the mean quoted bid and asked prices or at prices for securities of comparable maturity, quality and type. Some securities may be valued based on their effective maturity, the date the security is expected to be called or refunded by the issuer or the date at which the investor can redeem the security with the issuer. Short-term securities maturing within 60 days are valued at amortized cost, which approximates market value. The ability of the issuers of the debt securities held by the fund to meet their obligations may be affected by economic developments in a specific industry, state or region. Securities and other assets for which representative market quotations are not readily available are valued at fair value as determined in good faith by authority of the fund's Board of Trustees.

SECURITY TRANSACTIONS AND RELATED INVESTMENT INCOME - Security transactions are recorded by the fund as of the date the trades are executed with brokers. Realized gains and losses from security transactions are determined based on the specific identified cost of the securities. In the event a security is purchased with a delayed payment date, the fund will segregate liquid assets sufficient to meet its payment obligations. Dividend income is recognized on the ex-dividend date and interest income is recognized on an accrual basis. Market discounts, premiums and original issue discounts on fixed-income securities are amortized daily over the expected life of the security.

CLASS ALLOCATIONS - Income, fees and expenses (other than class-specific fees and expenses) and realized and unrealized gains and losses are allocated daily among the various share classes based on their relative net assets. Class-specific fees and expenses, such as distribution, administrative and shareholder services are charged directly to the respective share class.

DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS -Dividends to shareholders are declared daily from net investment income and are paid to shareholders monthly.

2. FEDERAL INCOME TAXATION AND DISTRIBUTIONS

The fund complies with the requirements under Subchapter M of the Internal Revenue Code applicable to mutual funds and intends to distribute substantially all of its net taxable income and net capital gains each year. The fund is not subject to income taxes to the extent such distributions are made.

DISTRIBUTIONS - Distributions are based on net investment income and net realized gains determined on a tax basis which may differ from net investment income and net realized gains for financial reporting purposes. These differences are due primarily to differing treatment for items such as short-term capital gains and losses and net capital losses. The fiscal year in which amounts are distributed may differ from the year in which the net investment income and net realized gains are recorded by the fund. As of February 28, 2002, the cost of investment securities for federal income tax purposes was $2,333,028,000.

As of February 28, 2002, the components of distributable earnings on a tax basis were as follows:

                                                              (dollars in thousands)

Distributions in excess of net investment income              $(110)

Accumulated short-term losses                                 (97,466)

Undistributed long-term gains                                 578

Unrealized appreciation                                       38,556

Unrealized depreciation                                       (16,342)


Accumulated short-term losses above include capital loss carryforwards of $37,450,000, $39,736,000, $7,050,000, $3,837,000, $ 7,139,000 and $1,587,000
expiring in 2003, 2004, 2005, 2006, 2008 and 2009, respectively. The capital loss carryforward will be used to offset undistributed capital gains realized by the fund in the current year. The fund will not make distributions from capital gains while a capital loss carryforward remains.

The tax character of distributions paid was as follows:
 SIX MONTHS ENDED FEBRUARY 28, 2002

(dollars in thousands)

                          DISTRIBUTIONS FROM ORDINARY INCOME                DISTRIBUTIONS      TOTAL
                                                                            FROM               DISTRIBUTIONS

                          NET INVESTMENT                   SHORT-TERM       LONG-TERM          PAID
                          INCOME                           CAPITAL GAINS    CAPITAL GAINS

Class A                   $48,758                          $-               $-                 $48,758

Class B                   1,655                             -                -                 1,655

Class C                   982                               -                -                 982

Class F                   626                               -                -                 626

Class 529-A(1)            - *                               -                -                 - *

Class 529-B(1)            - *                               -                -                 - *

Class 529-C(1)            - *                               -                -                 - *

Total                     $52,021                          $-               $-                 $52,021



                           DISTRIBUTIONS FROM ORDINARY INCOME               DISTRIBUTIONS     TOTAL
                                                                            FROM              DISTRIBUTIONS

                           NET INVESTMENT               SHORT-TERM          LONG-TERM         PAID
                           INCOME                       CAPITAL GAINS       CAPITAL GAINS

Class A                    $86,558                      $-                  $-                $86,558

Class B                    961                           -                   -                961

Class C(2)                 186                           -                   -                186

Class F(2)                 222                           -                   -                222

Total                      $87,927                      $-                  $-                $87,927


*Amount less than 1,000.

(1) Class 529-A, Class 529-B and Class 529-C shares were not offered before February 15, 2002.

(2) Class C and Class F shares were not offered before March 15, 2001.//


3. FEES AND TRANSACTIONS WITH RELATED PARTIES

Capital Research and Management Company ("CRMC"), the fund's investment adviser, is the parent company of American Funds Service Company ("AFS"), the fund's transfer agent, and American Funds Distributors ("AFD"), the principal underwriter of the fund's shares.

INVESTMENT ADVISORY SERVICES - The Investment Advisory and Service Agreement with CRMC provides for monthly fees accrued daily. These fees are based on a series of annual rates beginning with 0.30% per annum on the first $60 million of daily net assets and decreasing to 0.16% on such assets in excess of $3 billion. The agreement also provides for monthly fees, accrued daily, based on a series of annual rates beginning with 3.00% per annum on the first $3,333,333 of the fund's monthly gross investment income decreasing to 2.00% on such income in excess of $8,333,333. For the six months ended February 28, 2002, the investment advisory services fee was equivalent to an annualized rate of 0.35% of average daily net assets.

CLASS-SPECIFIC FEES AND EXPENSES - Expenses that are specific to individual share classes are accrued directly to the respective share class. The principal class-specific expenses are described below:

DISTRIBUTION SERVICES - The fund has adopted plans of distribution for all share classes. Under the plans, the Board of Trustees approves certain categories of expenses which are used to finance activities primarily intended to sell fund shares.

The plans provide for annual expenses, based on average daily net assets of up to 0.30% for Class A shares; 0.50% for Class 529-A shares; 1.00% for Class B, Class 529-B, Class C and Class 529-C shares; 0.75% for Class 529-E shares; and 0.50% for Class F and Class 529-F shares. In some cases, the Board of Trustees approved expense amounts lower than plan limits.

All share classes may use up to 0.25% of these expenses to pay service fees, or to compensate AFD for paying service fees to firms that have entered into agreements with AFD for providing certain shareholder services. Additionally, the Board of Trustees has approved the following categories of distribution expenses:

CLASS A AND CLASS 529-A - Dealers and wholesalers receive commissions from AFD for certain shares sold without a sales charge. Each class reimburses AFD for amounts billed within the prior 15 months but only to the extent that the overall annual expense limit is not exceeded. Although the Class 529-A plan has an annual expense limit of 0.50% of average daily net assets, currently the expense is limited to 0.30% of such assets. As of February 28, 2002, unreimbursed expenses which remain subject to reimbursement totaled $2,570,000 for Class A.

CLASS B, CLASS 529-B, CLASS C AND CLASS 529-C - Each class pays AFD annual fees of 0.75% of its respective average daily net assets to compensate dealers and wholesalers for shares sold.

CLASS 529-E - AFD is paid annual fees of 0.25% of average daily net assets to compensate dealers and wholesalers for shares sold.

CLASS F AND CLASS 529-F- Although the plan has an annual expense limit of 0.50% of its respective average daily net assets, currently there are no additional approved categories of expense for these classes.

TRANSFER AGENT SERVICES - The fund has a transfer agency agreement with AFS for Class A and Class B shares. Under this agreement, these share classes compensate AFS for transfer agency services including shareholder record keeping, communications and transaction processing. AFS is compensated for transfer agency services provided to all other share classes from the administrative services fees paid to CRMC described below.

ADMINISTRATIVE SERVICES - The fund has an administrative services agreement with CRMC to provide transfer agency and other related shareholder services for all classes of shares other than Class A and Class B. Each relevant class pays CRMC annual fees of 0.15% based on its respective average daily net assets, plus amounts payable for certain transfer agency services. CRMC may use these fees to compensate third parties for performing these services. Each 529 share class is subject to an additional annual administrative fee of 0.10% of its respective average daily net assets; this fee is payable to the Commonwealth of Virginia for the maintenance of the CollegeAmerica plan.

Expenses under the agreements described above for the six months ended February 28, 2002 are as follows (dollars in thousands):


FUND SHARE            DISTRIBUTION          TRANSFER AGENT            ADMINISTRATIVE
CLASSES               SERVICES              SERVICES                  SERVICES

Class A               $2,797                $796                      Not applicable

Class B                373                   32                       Not applicable

Class C                227                  Not applicable            $43

Class F                30                   Not applicable             23

Class 529-A            -                    Not applicable             - *

Class 529-B            - *                  Not applicable             - *

Class 529-C            - *                  Not applicable             - *


* Amount less than 1,000.

DEFERRED TRUSTEES' COMPENSATION - Since the adoption of the deferred compensation plan in 1993, Trustees who are unaffiliated with CRMC may elect to defer the cash payment of part or all of their compensation. These deferred amounts, which remain as liabilities of the fund, are treated as if invested in shares of the fund or other American Funds. These amounts represent general, unsecured liabilities of the fund and vary according to the total returns of the selected funds. Trustees' fees in the accompanying financial statements include the current fees (either paid in cash or deferred) and the net increase or decrease in the value of the deferred amounts.

AFFILIATED OFFICERS AND TRUSTEES - Officers and certain Trustees of the fund are or may be considered to be affiliated with CRMC, AFS and AFD. No affiliated officers or Trustees received any compensation directly from the fund.

4. CAPITAL SHARE TRANSACTIONS

Capital share transactions in the fund were as follows:


SIX MONTHS ENDED FEBRUARY 28, 2002
(dollars and shares in thousands)

                SALES                       REINVESTMENTS OF                REPURCHASES                   NET

                                            DIVIDENDS AND                                              INCREASE
                                            DISTRIBUTIONS

                Amount         Shares       Amount       Shares       Amount           Shares       Amount        Shares

Class A         $865,665       63,418       $40,505       2,974       $(409,122)       (30,008)     $497,048      36,384

Class B           66,120        4,841         1,419         104        (13,513)        (992)         54,026        3,953

Class C           66,248        4,858           817          60        (11,604)        (851)         55,461        4,067

Class F           41,289        3,027           541          40        (19,118)        (1,408)       22,712        1,659

Class                271           20          -*            -*           -               -             271           20
529-A(1)

Class                 46           3           -*            -*           -               -              46            3
529-B(1)

Class                 70           5           -*            -*           -               -              70            5
529-C(1)

Total net       $1,039,709     76,172       $43,282       23,178      $(453,357)       (33,259)      $629,634     46,091
increase
(decrease)
in fund


YEAR ENDED AUGUST 31, 2001
(dollars and shares in thousands)

               SALES                    REINVESTMENTS OF          REPURCHASES                     NET INCREASE
                                        DIVIDENDS AND
                                        DISTRIBUTIONS


               Amount       Shares      Amount      Shares     Amount           Shares            Amount         Shares

Class A        $801,787      59,545     $71,414      5,315     $(598,761)       (44,580)           $274,440       20,280

Class B          50,565       3,742         829         61       (11,265)          (835)             40,129        2,968

Class C(2)       23,570       1,735         158         12        (2,275)          (168)             21,453        1,579

Class F(2)       31,145       2,296         188         14       (18,021)        (1,329)             13,312          981

Total net      $907,067      67,318     $72,589      5,402     $(630,322)       (46,912)           $349,334       25,808
increase
(decrease)
in fund


* Amount less than 1,000.

(1) Class 529-A, Class 529-B and Class 529-C shares were not offered before February 15, 2002.
(2) Class C and Class F shares were not offered before March 15, 2001.


5. RESTRICTED SECURITIES

The fund has invested in certain securities for which resale may be limited to qualified buyers or which are otherwise restricted. These securities are identified in the investment portfolio. Any costs incurred in connection with the disposition of such securities will be recorded in the fund on the date of disposition. As of February 28, 2002, the total value of restricted securities was $554,400,000, which represents 23.84% of the net assets of the fund.

6. INVESTMENT TRANSACTIONS AND OTHER DISCLOSURES

The fund made purchases and sales of investment securities, excluding short-term securities, of $1,263,447,000 and $687,889,000, respectively, during the six months ended February 28, 2002.

The fund receives a reduction in its custodian fee equal to the amount of interest calculated on certain cash balances held at the custodian bank. For the six months ended February 28, 2002, the custodian fee of $19,000 was offset by this reduction rather than paid in cash.


Financial Highlights (1)




                                                               Net asset
                                                                   value,
                                                                beginning
                                                                of period
Class A:
 Six months ended 2/28/2002 (2)                                $    13.69
 Year ended 8/31/2001                                                13.08
 Year ended 8/31/2000                                                13.01
 Year ended 8/31/1999                                                13.56
 Year ended 8/31/1998                                                13.42
 Year ended 8/31/1997                                                13.26
Class B:
 Six months ended 2/28/2002 (2)                                      13.69
 Year ended 8/31/2001                                                13.08
 Period from 3/15/2000 to 8/31/2000                                  13.01
Class C:
 Six months ended 2/28/2002 (2)                                      13.69
 Period from 3/15/2001 to 8/31/2001                                  13.61
Class F:
 Six months ended 2/28/2002 (2)                                      13.69
 Period from 3/19/2001 to 8/31/2001                                  13.60
Class 529-A -
 Period from 2/19/2002 to 2/28/2002 (2)                              13.59
Class 529-B -
 Period from 2/26/2002 to 2/28/2002 (2)                              13.58
Class 529-C -
 Period from 2/19/2002 to 2/28/2002 (2)                              13.59

                                                              Income from       investment   operations
                                                                                      Net
                                                                             (losses)gains
                                                                             on securities
                                                                                     (both        Total
                                                                     Net      realized and        from
                                                               investment      unrealized)   investment
                                                               income (3)              (3)   operations

Class A:
 Six months ended 2/28/2002 (2)                                      $.35            $(.07)        $.28
 Year ended 8/31/2001                                                 .78              .65         1.43
 Year ended 8/31/2000                                                 .78              .03          .81
 Year ended 8/31/1999                                                 .76             (.55)         .21
 Year ended 8/31/1998                                                 .83              .17         1.00
 Year ended 8/31/1997                                                 .86              .15         1.01
Class B:
 Six months ended 2/28/2002 (2)                                       .30             (.07)         .23
 Year ended 8/31/2001                                                 .69              .65         1.34
 Period from 3/15/2000 to 8/31/2000                                   .25              .13          .38
Class C:
 Six months ended 2/28/2002 (2)                                       .29             (.07)         .22
 Period from 3/15/2001 to 8/31/2001                                   .29              .10          .39
Class F:
 Six months ended 2/28/2002 (2)                                       .34             (.07)         .27
 Period from 3/19/2001 to 8/31/2001                                   .32              .11          .43
Class 529-A -
 Period from 2/19/2002 to 2/28/2002 (2)                               .03              .01          .04
Class 529-B -
 Period from 2/26/2002 to 2/28/2002 (2)                               .01              .02          .03
Class 529-C -
 Period from 2/19/2002 to 2/28/2002 (2)                               .03              .01          .04




                                                                Dividends
                                                                (from net       Net asset
                                                               investment       value, end       Total
                                                                  income)        of period    return(4)

Class A:
 Six months ended 2/28/2002 (2)                                     $(.36)     $     13.61         2.04%
 Year ended 8/31/2001                                                (.82)           13.69        11.23
 Year ended 8/31/2000                                                (.74)           13.08         6.47
 Year ended 8/31/1999                                                (.76)           13.01         1.55
 Year ended 8/31/1998                                                (.86)           13.56         7.68
 Year ended 8/31/1997                                                (.85)           13.42         7.83
Class B:
 Six months ended 2/28/2002 (2)                                      (.31)           13.61         1.68
 Year ended 8/31/2001                                                (.73)           13.69        10.47
 Period from 3/15/2000 to 8/31/2000                                  (.31)           13.08         3.63
Class C:
 Six months ended 2/28/2002 (2)                                      (.30)           13.61         1.63
 Period from 3/15/2001 to 8/31/2001                                  (.31)           13.69         2.92
Class F:
 Six months ended 2/28/2002 (2)                                      (.35)           13.61         2.02
 Period from 3/19/2001 to 8/31/2001                                  (.34)           13.69         3.24
Class 529-A -
 Period from 2/19/2002 to 2/28/2002 (2)                              (.02)           13.61          .28
Class 529-B -
 Period from 2/26/2002 to 2/28/2002 (2)                                 -            13.61          .25
Class 529-C -
 Period from 2/19/2002 to 2/28/2002 (2)                              (.02)           13.61          .25




                                                              Net assets,        Ratio of     Ratio of
                                                                   end of         expenses   net income
                                                               period (in       to average   to average
                                                                millions)       net assets   net assets

Class A:
 Six months ended 2/28/2002 (2)                                    $2,113         ,78% (5)    5.09% (5)
 Year ended 8/31/2001                                                1,628             .81         5.78
 Year ended 8/31/2000                                                1,290             .83         6.06
 Year ended 8/31/1999                                                1,535         .75 (6)         5.69
 Year ended 8/31/1998                                                1,459         .76 (6)         6.09
 Year ended 8/31/1997                                                1,338             .82         6.40
Class B:
 Six months ended 2/28/2002 (2)                                         99        1.47 (5)    4.30 (5)
 Year ended 8/31/2001                                                   46            1.50         4.85
 Period from 3/15/2000 to 8/31/2000                                      5             .69         2.14
Class C:
 Six months ended 2/28/2002 (2)                                         77        1.57 (5)     4.19 (5)
 Period from 3/15/2001 to 8/31/2001                                     22             .81         2.16
Class F:
 Six months ended 2/28/2002 (2)                                         36         .83 (5)     5.03 (5)
 Period from 3/19/2001 to 8/31/2001                                     13             .40         2.43
Class 529-A -
 Period from 2/19/2002 to 2/28/2002 (2)                             - (7)              .02          .19
Class 529-B -
 Period from 2/26/2002 to 2/28/2002 (2)                             - (7)              .01          .10
Class 529-C -
 Period from 2/19/2002 to 2/28/2002 (2)                             - (7)              .04          .17



Supplemental data - all classes                                                Year  ended    August 31
                                                               Six months
                                                                    ended
                                                             February 28,
                                                                     2002             2001         2000

Portfolio turnover rate                                                39%              73%          48%

Supplemental data - all classes                               Year  ended        August 31



                                                                     1999             1998         1997

Portfolio turnover rate                                                70%              79%          42%

(1) Based on operations for the period shown
 (unless otherwise noted) and, accordingly, may not be representative of a full year.
(2) Unaudited.
(3) Years ended 1999, 1998 and 1997 are
 based on shares outstanding on the last
 day of the year; all other periods are
    based on average shares outstanding.
(4) Total returns exclude all sales
 charges, including contingent deferred
 sales charges.
(5) Annualized.
(6) Had CRMC not waived management
 services fees, the fund's expense ratio
 would have been 0.78% and 0.79% for the
 fiscal years ended 1999 and 1998,
 respectively.
(7) Amount less than 1 million.




Investment Portfolio, August 31, 2001

[begin pie chart]

Corporate Bonds                              22%
Federal Agency Mortgage-Backed               22%
Other Mortgage-Backed                        15%
Asset-Backed                                 18%
US Govt/Agency (Non-Mortgage)                13%
Other                                         1%
Cash & Equivalents                            9%

[end pie chart]

                                                                                          Principal       Market  Percent
                                                                                             Amount        Value   of Net
Bonds & notes                                                                                 (000)        (000)   Assets
CORPORATE BONDS - 21.94%

Transportation  -  4.70%
AIR 2 US, Series A, 8.027% 2020 (1)(2)                                                  $  9,333,190     $  9,954      .58
Continental Airlines Inc.:(1)
 Series 1998-3, Class C1, 7.08% 2004                                                           1,740        1,803     3.01
 Series 1997-2, Class A, 7.148% 2007                                                           5,324        5,641
 Series 1998-2, Class A, 6.41% 2007                                                           20,496       21,069
 Series 1999-2, Class A2, 7.056% 2011                                                          4,601        4,878
 Series 2001-1, Class B,  7.373% 2015                                                          1,800        1,876
 Series 1996-2, Class A, 7.75% 2016                                                            1,142        1,222
 Series 1998-1, Class A,  6.648% 2019                                                          3,235        3,277
 Series 2000-1, Class B, 8.388% 2020                                                          10,666       11,714
Jet Equipment Trust, Series 1995-B, Class A, 7.63%                                             8,393        8,714      .51
 2015(1)(2)
Northwest Airlines, Inc., Series 1999-3, Class G,                                              3,351        3,685      .22
 7.935% 2019 (1)
PSA Corp. Ltd. 7.125% 2005 (2)                                                                 3,500        3,730      .22
US Airways, Inc., Series 2001-1G, 7.076% 2021(1)                                               2,600        2,677      .16
                                                                                                           80,240     4.70

Insurance  -  4.21%
AIG SunAmerica: (2)
 Global Financing V 5.20% 2004                                                                 8,000        8,130
 Global Financing II 7.60% 2005                                                                4,000        4,356
 Global Financing VII 5.85% 2008                                                               4,500        4,551     1.00
Allstate Financial Global Funding LLC 6.15% 2006 (2)                                           9,000        9,198      .54
The Equitable Life Assurance Society 6.95% 2005 (2)                                            7,250        7,606      .44
Lincoln National Corp. 7.25% 2005                                                              5,425        5,738      .34
Monumental Global Funding Trust II, Series 2001-A:(2)
 6.95% 2003                                                                                    3,000        3,136
 6.05% 2006                                                                                    6,875        7,012      .59
ReliaStar Financial Corp.:
 8.625% 2005                                                                                   2,000        2,197      .93
 8.00% 2006                                                                                   11,470       12,703
 6.50% 2008                                                                                    1,000        1,017
UnumProvident Corp. 7.625% 2011                                                                6,000        6,360      .37
                                                                                                           72,004     4.21

Banks  -  2.79%
Abbey National PLC 7.95% 2029                                                                    100          113      .01
ABN AMRO Bank NV:
 7.55% 2006                                                                                    3,000        3,254      .19
 7.125% 2007                                                                                     200          214      .01
Bank of America Corp.:
 7.625% 2005                                                                                   1,000        1,083
 7.875% 2005                                                                                   3,000        3,282
 6.625% 2007                                                                                     200          208
NationsBank Corp:
 8.125% 2002                                                                                   1,200        1,236
 6.50% 2003                                                                                    5,000        5,195      .65
BANK ONE CORP., Series A, 5.625% 2004                                                          3,300        3,379      .20
Barclays Bank PLC, 7.375% (undated) (2)  (3)                                                   2,000        2,085      .12
Danske Bank AS 6.375% 2008 (2)  (3)                                                            4,750        4,864      .28
Development Bank of Singapore:(2)
 7.875% 2009                                                                                   3,000        3,275
 7.125% 2011                                                                                     800          829      .24
HSBC Bank PLC 6.95% 2011                                                                       1,000        1,038
Midland Bank PLC 8.625% 2004                                                                   4,200        4,616      .33
J.P. Morgan Chase & Co. 5.625% 2006                                                              200          202      .01
Merita Bank Ltd 7.50% (undated) (2)  (3)                                                       6,035        6,251      .37
Regional Diversified Funding Ltd. 9.25% 2030 (2)                                                 750          788      .05
Wells Fargo Bank National Association 7.80% 2010 (3)                                           1,750        1,887
Wells Fargo Financial, Inc. 7.60% 2005                                                         3,500        3,790      .33
                                                                                                           47,589     2.79

Automobiles & Components  -  1.86%
DaimlerChrysler North America Holding Corp. 6.40% 2006                                         5,000        5,097      .30
Ford Motor Credit Co.:
 6.70% 2004                                                                                    2,500        2,597
 7.50% 2005                                                                                    7,375        7,782
 6.875% 2006                                                                                   4,250        4,387      .95
 7.375% 2011                                                                                   1,400        1,458
General Motors Acceptance Corp.:
 6.85% 2004                                                                                    5,000        5,243
 6.75% 2006                                                                                    5,000        5,163      .61
                                                                                                           31,727     1.86

Media  -  1.31%
CBS Corp. 7.15% 2005                                                                           3,000        3,174
Viacom Inc.:
 6.75% 2003                                                                                    2,475        2,564     1.10
 6.40% 2006 (2)                                                                                4,800        4,977
 6.625% 2011 (2)                                                                               8,000        8,186
Cox Radio, Inc. 6.375% 2005                                                                    3,500        3,539      .21
                                                                                                           22,440     1.31

Utilities  -  1.30%
Exelon Generation Co., LLC 6.95% 2011 (2)                                                      3,470        3,614      .21
Israel Electric Corp. Ltd. 7.25% 2006 (2)                                                      1,250        1,311      .07
Pacificorp Australia LLC  6.15% 2008 (2)                                                      10,000       10,070      .59
Texas Eastern Transmission Corp. 7.30% 2010                                                    1,100        1,177      .07
Texas Utilities Co., Series A, 6.20% 2002                                                      6,000        6,108      .36
                                                                                                           22,280     1.30

Energy  -  1.25%
Colonial Pipeline Co. 7.75% 2010 (2)                                                             750          812      .05
Oil Enterprises Ltd. 6.239% 2008 (1) (2)                                                       7,850        7,881      .46
Pemex Finance Ltd.:(1)
 5.72% 2003                                                                                    2,813        2,823
 6.125% 2003                                                                                   4,972        5,026
 6.55% 2008                                                                                    2,500        2,591
 7.80% 2013                                                                                    2,000        2,212      .74
                                                                                                           21,345     1.25

Telecommunications Services  -  1.17%
AT&T Corp. 5.625% 2004                                                                         3,000        3,037      .18
British Telecommunications PLC:
 7.875% 2005                                                                                   1,500        1,613
 8.125% 2010                                                                                   1,750        1,946      .21
France Telecom, SA 7.75% 2011 (2)                                                              1,500        1,587      .09
SBC Communications Inc. 6.25% 2011                                                             2,500        2,527      .15
Vodafone AirTouch PLC:
 7.625% 2005                                                                                   7,600        8,180
 7.75% 2010                                                                                    1,000        1,095      .54
                                                                                                           19,985     1.17

Food & Beverage  -  1.08%
Coca-Cola Enterprises Inc. 5.375% 2006                                                         7,500        7,521      .44
Nabisco, Inc.:
 6.70% 2002                                                                                    2,000        2,034
 7.05% 2007                                                                                    3,000        3,153      .30
Ralston Purina Co. 7.75% 2015                                                                  5,000        5,793      .34
                                                                                                           18,501     1.08

Diversified Financials  -  0.65%
Associates Corp. of North America 6.45% 2001                                                   3,500        3,510
Citicorp Lease Pass Through Trust, Series 1999-1,                                              2,606        2,734      .36
 Class A-1, 7.22% 2005 (1) (2)
Chilquinta Energia Finance Co. LLC 6.47% 2008 (2)                                              3,500        3,569      .21
Household Finance Corp. 6.75% 2011                                                             1,300        1,336      .08
                                                                                                           11,149      .65

Health Care Equipment & Services  -  0.45%
McKesson Finance of Canada 6.55% 2002 (2)                                                      3,200        3,202      .19
R.P. Scherer International Corp. 6.75% 2004                                                    4,325        4,456      .26
                                                                                                            7,658      .45

Retailing  -  0.46%
Sears Roebuck Acceptance Corp.:
 6.95% 2002                                                                                    1,800        1,827
 6.54% 2003                                                                                    1,000        1,027
 7.00% 2007                                                                                    4,800        4,990      .46
                                                                                                            7,844      .46

Capital Goods  -  0.31%
BAE SYSTEMS PLC, Series 2001:(1,2)
 Class B, 7.156% 2011                                                                          4,000        4,136
 Class G, MBIA Insured, 6.664% 2013                                                            1,100        1,132      .31
                                                                                                            5,268      .31

Materials  -  0.34%
Scotia Pacific Co. LLC, Series B:
 Class A-1, 6.55% 2014                                                                         1,497        1,468
 Class A-2, 7.11% 2014                                                                         5,000        4,350      .34
                                                                                                            5,818      .34

Technology Hardware & Equipment  -  0.06%
Motorola, Inc. 6.75% 2006                                                                      1,000          997      .06
                                                                                                              997      .06


FEDERAL AGENCY MORTGAGE-BACKED   -  21.79%

Federal Agency Mortgage Pass-Through Obligations(1)
-18.96%

Fannie Mae:
 6.00% 2013-2029                                                                               7,519        7,525
 6.50% 2013-2031                                                                              70,400       71,679
 7.00% 2008-2031                                                                              37,787       38,849
 7.50% 2009-2031                                                                              37,608       39,022
 8.00% 2002-2031                                                                              20,157       20,958
 8.304% 2002 (3)                                                                               4,484        4,573
 8.50% 2008-2027                                                                               1,410        1,501    11.87
 9.00% 2009-2018                                                                               3,715        3,994
 9.50% 2009-2022                                                                               1,860        2,002
 10.00% 2018-2025                                                                              3,040        3,374
 11.00% 2020                                                                                   1,622        1,838
 11.50% 2019-2020                                                                              5,392        6,153
 13.50% 2015                                                                                   1,137        1,355
Freddie Mac:
 6.00% 2014                                                                                    2,103        2,113
 7.00% 2008-2015                                                                               3,305        3,417
 7.20% 2006                                                                                    3,933        4,171
 8.00% 2003-2017                                                                               6,749        7,019
 8.50% 2008-2027                                                                               3,409        3,608     1.64
 8.75% 2008-2009                                                                                 304          321
 9.50% 2010-2013                                                                                 266          281
 10.00% 2018-2019                                                                              5,615        6,252
 11.00% 2018                                                                                     700          790
Government National Mortgage Assn.:
 6.00% 2029                                                                                      897          888
 6.50% 2028-2029                                                                              18,168       18,344
 7.00% 2007-2031                                                                              15,067       15,472
 7.50% 2022-2031                                                                              15,729       16,285
 8.00% 2023-2030                                                                              22,923       23,925     5.45
 8.50% 2007-2023                                                                               6,249        6,567
 9.00% 2008-2021                                                                               1,832        1,938
 9.50% 2009-2021                                                                               6,267        6,627
 10.00% 2019                                                                                   2,834        3,160
                                                                                                          324,001    18.96
Federal Agency Collateralized Mortgage Obligations(1)
-2.83%
Fannie Mae:
 Series 91-50, Class H, 7.75% 2006                                                             3,682        3,832
 Trust D2, 11.00% 2009                                                                         1,293        1,425     2.51
 Series 88-16, Class B, 9.50% 2018                                                               185          200
 Series 90-21, Class Z, 9.00% 2020                                                             5,319        5,722
 Series 90-93, Class G, 5.50% 2020                                                               913          912
 Series 2001-4, Class GA,10.007% 2025 (3)                                                      6,620        7,186
 Series 2001-4, Class NA, 11.673% 2025 (3)                                                    16,016       17,652
 Series 2001-20, Class D, 10.94% 2031                                                            912        1,005
 Series 1999-T2, Class A1, 7.50% 2039                                                          4,681        4,950
Freddie Mac:
 Series 83-B, Class B-3, 12.50% 2013                                                              37           41
 Series 2310, Class B, 9.783% 2015 (3)                                                           901          982      .32
 Series 2310, Class A, 10.53% 2017                                                             3,026        3,285
 Series 1567, Class A, 4.087% 2023 (3)                                                         1,183        1,086
                                                                                                           48,278     2.83


ASSET-BACKED OBLIGATIONS(1)  -  18.23%
Airplanes Pass Through Trust, Class B, 4.58% 2019 (3)                                          4,025        3,991      .23
Arcadia Automobile Receivables Trust, Series 1999-C,                                           2,900        3,043      .18
 Class A-3,  7.20% 2007
Asset Backed Securities Corp., Series 2001-HE3, interest                                      54,715        6,238      .37
 only, 6.50% 2004
Asset Backed Securities Corp. Home Equity Loan Trust,                                         37,040        2,755      .16
 Series 2001-HE2, Class A-IO, interest only, 4.50% 2031
Banco Nacional de Mexico, SA , Series 1999-A, Class A-1,                                       5,000        5,036      .29
 7.50% 2006 (2)
Bay View Financial Acquisition Trust, Series 1999-C,                                           7,235        6,879      .40
 Class M3, 5.793% 2029 (2)  (3)
Case Equipment Loan Trust, Series 1999-A, Class B,                                               783          796      .05
 5.90% 2005
Chase Funding Mortgage Loan Asset-Backed Certificates,                                         6,200        6,321      .37
 Series 2001-2, Class IA-3, 5.923% 2016
Chase Manhattan Credit Card Master Trust, Series                                               8,750        8,993      .53
 1997-5, Class A, 6.194% 2005
CNL Funding, Series 2000-A, 8.044% 04-25-17 (2)                                                  400          438      .03
Coast-to-Coast Motor Vehicle Owner Trust, Series 2000-A,                                       6,548        6,811      .40
 Class A-4, 7.33% 2006 (2)
ComEd Transitional Funding Trust, Series 1998:
 Class A-4, 5.39% 2005                                                                         2,000        2,036
 Class A-5, 5.44% 2007                                                                         9,000        9,211      .66
Conseco Finance Home Equity Loan Trust, Series 2000-B,                                        10,250       10,996
 Class AF-6, 7.80% 2020
Conseco Finance Manufactured Housing Contract Trust,
 Series 2001-3:
 Class A-2, 5.16% 2033                                                                         4,000        4,009
 Class A-3, 5.79% 2033                                                                         2,000        2,009
Continental Auto Receivables Owner Trust, Series 2000-B,                                       2,000        2,100      .12
 Class A-4, 6.91% 2005 (2)
CS First Boston Mortgage Securities Corp.,:
 Series 1998-C1, Class A-1B, 6.48% 2008                                                        4,000        4,146      .42
 Series 2001-HE16, Class A, interest only, 4.50% 2004                                         58,575        3,130
Fannie Mae Whole Loan 5.932% 2030                                                              2,500        2,513      .15
First Consumer Master Trust, Series 1999-A:(2)
 Class A, 5.80% 2005                                                                           6,000        6,184
 Class B, 6.28% 2005                                                                           9,000        9,354      .91
GRCT Consumer Loan Trust, Series 2001-1A, Class 2BRV,                                          1,000        1,016      .06
 6.251% 2020 (2)
Green Tree Financial Corp., Series 1998-2, Class A5,                                           2,916        2,968
 6.24% 2016
Green Tree Financial Corp., Series 1996-10, Class A-4,                                           283          284
 6.42% 2028
Green Tree Financial Corp., Series 1996-10, Class A-5,                                         1,997        2,059
 6.83% 2028
Green Tree Financial Corp., Series 1997-6, Class A6,                                           3,000        3,091     2.69
 6.90% 2029
Green Tree Financial Corp., Series 1997-6, Class A7,                                           7,249        7,562
 7.14% 2029
Green Tree Financial Corp., Series 1999-3, Class A-7,                                          8,600        8,662
 6.74% 2031
Greenpoint Manufactured Housing, Series 1999-2, Class A2,                                      4,250        4,302
 5.84% 2030
Green Tree Recreational, Equipment & Consumer Trust,                                           4,000        4,163      .24
 Series 1999-A, Class A-6, 6.84% 2010
Hitachi Shinpan Co. Ltd., Series 1999-3, Class A,                                              5,417        5,709      .33
 9.6% 2006 (2)
Illinois Power Special Purpose Trust, Series 1998-1,                                           5,000        4,997      .29
 Class A-7, 5.65% 2010
IndyMac Bank, Residential Asset Securitization Trust,                                         14,000        1,824      .11
 Series 2001-A1, Class 2-A, interest only, 7.00% 2004
Litigation Settlement Monetized Fee Trust, Series                                              2,885        3,027      .18
 2001-1A, Class A1, 8.33% 2009 (2)
LML Auto Lease Securitization, Series 1999-A, Class A,                                         2,345        2,378      .14
 6.45% 2004 (2)
MBNA Master Credit Card Trust II, Series 2000-D,                                               5,750        5,746      .34
 Class B, 4.07% 2009 (3)
MMCA Auto Owner Trust:
 Series 2000-1, Class B, 7.55% 2005                                                            9,000        9,539
 Series 2000-2, Class B, 7.42% 2005                                                            3,500        3,737
 Series 2001-2, Class B, 5.75% 2007                                                            4,000        4,055     1.02
The Money Store Home Equity Trust, Series 1994-D,                                              4,402        4,504      .26
 Class A5, 8.925% 2022
Nebhelp Trust, Student Loan Interest Margin Securities,                                       14,350       15,152      .89
 Series 1998-1, Class A, 6.68% 2016 (2)
NextCard Credit Card Master Note Trust, Series 2001-1A,                                        3,000        3,000      .18
 Class B, 4.52% 2007 (2)  (3)
NPF VI, INC., Series 1999-1, Class A, 6.25% 2003 (2)                                           2,000        2,025      .12
NPF XII, Inc., Series 1999-2, Class A, 7.05% 2003 (2)                                         18,750       19,129     1.12
PECO Energy Co., Series 1999-A, Class A-2, 5.63% 2005                                          2,500        2,532      .15
Pegasus Aviation Lease Securitization, Series 2000-1:
 Class A-2, 8.37% 2030 (2)                                                                     4,000        4,300      .25
 Class B-2, 7.27% 2031 (2)                                                                     3,934        4,005      .23
PP&L Transition Bond Co. LLC, Series 1999-1:
 Class A-5, 6.83% 2007                                                                         7,250        7,689
 Class A-8, 7.15% 2009                                                                         5,500        5,974      .80
Puerto Rico Public Financing Corp., Series 1999-1,                                            17,141       17,607     1.03
 Class A, 6.15% 2008
Rental Car Finance Corp., Series 1999-1, Class C, 6.50%                                        2,000        2,056      .12
 2007 (2)
Residential Asset Mortgage Products, Inc., Series 2001-RZ2,                                   20,000        3,223      .19
 Class A-IO, interest only, 8.00% 2003
Residential Funding:
 5.32% 2015                                                                                    1,400        1,404
 5.64% 2015                                                                                    2,000        2,000      .20
Residential Funding Mortgage Securities II, Series 2001-HS2,                                   4,400        4,496      .26
 Class A4, 6.43% 2016
Student Loan Funding LLC, Series 1998-B, Class B3, 6.25% 2019                                 13,500       13,849      .81
Triad Auto Receivables Owner Trust, Series 1999-1, Class A2,                                   2,894        2,955      .17
 6.09% 2005
Triton Aviation Finance 4.34% 2007 (2)(3)                                                      8,974        8,980      .52
Xerox Equipment Lease Owner Trust, Series 2001-1, Class A                                      4,500        4,506      .26
 5.801% 2008 (2)  (3)
                                                                                                          311,494    18.23


COMMERCIAL MORTGAGE-BACKED SECURITIES(1)  -  12.55%
Bear Stearns Commercial Mortgage Securities Inc.:
 Series 1998-C1, Class A-1, 6.34% 2030                                                         4,432        4,596      .59
 Series 1999-C1, Class X, interest only, 1.287% 2031 (3)                                      90,223        5,495
CDC Securitization Corp., Series 1999-FL1, Class C,                                            5,000        5,016      .29
 4.96% 2007 (2)  (3)
Chase Commercial Mortgage Securities Corp.,:
 Series 1996-1, Class A1, 7.60% 2005                                                             949        1,002
 Series 1997-1, Class A1, 7.27% 2029                                                             266          270      .33
 Series 1998-1, Class A1, 6.34% 2030                                                           2,180        2,260
 Series 2000-1, Class A-1, 7.656% 2032                                                         1,886        2,040
Chase Manhattan Bank - First Union National Bank, Commercial                                   5,000        5,433      .32
 Mortgage Trust, Series 1999-1, Class A-2,2 7.439% 2031
Commercial Mortgage, Series 2000-FL1, Class E, 4.68%                                           4,000        4,016      .24
 2011 (2)  (3)
Commercial Mortgage Acceptance Corp.,:
 Series 1998-C1, Class A-1, 6.23% 2007                                                         1,641        1,695      .30
 Series 1998-C2, Class A-1, 5.80% 2030                                                         3,321        3,398
CS First Boston Mortgage Securities Corp., Series 1998-C1:
Class A-1A, 6.26% 2040                                                                         5,957        6,162      .75
Class C, 6.78% 2040                                                                            6,450        6,676
Deutsche Mortgage & Asset Receiving Corp., Series 1998-C1,                                    10,853       11,184      .65
 Class A-1,  6.22% 2031
DLJ Commercial Mortgage Corp.,:
 Series 1997-CF1, Class A1A, 7.40% 2006 (2)                                                    2,924        3,068
 Series 1999-CG1, Class A1B, 6.46% 2009                                                        1,750        1,815     1.10
 Series 1995-CF2, Class A1B, 6.85% 2027 (2)                                                   10,000       10,482
 Series 1998-CF2, Class A-4, 6.90% 2031                                                        3,250        3,367
First Nationwide Trust, Series 1999-2, Class 1PA-1,                                            5,841        5,890      .35
 6.50% 2029
GMAC Commercial Mortgage Securities, Inc., Series                                              5,000        5,039      .30
 1997-C2, Class C, 6.91% 2029
J.P. Morgan Commercial Mortgage Finance Corp.,                                                 5,688        5,770      .34
 Series 1995-C1, Class A-2, 7.554% 2010 (3)
LB Commercial Mortgage Trust, Series 1998-C1, Class                                            1,180        1,216      .07
 A1, 6.33% 2030
LB-UBS Commercial Mortgage Trust, Series 2000-C3,                                              1,750        1,951      .11
 Class A-2, 7.95% 2010
Merrill Lynch Mortgage Investors, Inc.,:
 Series 1995-C3, Class A-3, 7.064% 2025 (3)                                                    1,496        1,558
 Series 1997-C1, Class A-1, 6.95% 2029 (3)                                                     1,734        1,798      .51
 Series 1998-C3, Class A-1, 5.65% 2030                                                         5,235        5,327
Morgan Stanley Capital I, Inc.,:
 Series 1998-HF1, Class A-1, 6.19% 2007                                                        4,777        4,933
 Series 1998-HF2, Class A-1, 6.01% 2030                                                        6,223        6,396
 Series 1998-WF2, Class A-1, 6.34% 2030                                                        5,496        5,706     1.49
 Series 1999-FNV1, Class A-1, 6.12% 2031                                                       4,172        4,294
 Series 1999-FNV1, Class D, 7.03% 2032                                                         4,000        4,170
Mortgage Capital Funding, Inc., Series 1998-MC1:
 Class A-2, 6.663% 2008                                                                        4,800        5,022     1.33
 Class A-1, 6.417% 2030                                                                       17,021       17,670
Nationslink Funding Corp., Series 1999-1, Class A-1,                                           5,052        5,183      .30
 6.042% 2007
Nomura Asset Securities Corp., Series 1998-D6, Class                                           7,293        7,564      .44
 A-A1, 6.28% 2030
Prudential Securities Secured Financing Corp., Series                                          2,000        2,061      .12
 1999-NRF1, Class C, 6.746% 2009
SMA Finance Co., Inc., Series 1998-C1, Class A1,                                              21,099       21,733     1.27
 6.27% 2032 (2)
Structured Asset Securities Corp.,:(2,3)
 Series 1999 C-3, Class E, 4.71% 2013                                                          4,760        4,786     1.35
 Series 1999-RF1, Class A, 7.864% 2028                                                        17,504       18,314
                                                                                                          214,356    12.55


U.S. TREASURY OBLIGATIONS  -  10.29%
 6.25% February 2002                                                                          68,100       69,068
 11.625% November 2004                                                                        23,400       28,577
 5.75% November 2005                                                                           1,215        1,279    10.29
 6.875% May 2006                                                                               3,500        3,859
 3.375% January 2007 (4)                                                                      16,009       16,214
 6.25% February 2007                                                                          27,750       30,035
 5.50%  February 2008                                                                          5,240        5,482
 10.375% November 2009                                                                         4,000        4,717
 Strip Principal 0% 2011                                                                       2,990        1,792
 8.875% August 2017                                                                            3,705        5,083
 5.50% August 2028                                                                             9,635        9,665
                                                                                                          175,771    10.29


COLLATERALIZED MORTGAGE OBLIGATIONS (PRIVATELY
 ORIGINATED)(1)  -  2.99%
Chase Manhattan Bank, NA, Series 1993-I, Class 2A5,                                              207          207      .01
 7.25% 2024
Paine Webber CMO, Series O, Class 5, 9.50% 2019                                                1,506        1,633      .10
Residential Funding Mortgage Securities I, Inc.,                                               1,936        1,951      .11
 Series 1998-S17, Class M-1, 6.75% 2028
Security National Mortgage Loan Trust:(2)
 Series 2000-1, Class A-2, 8.75% 2024                                                          5,200        5,449      .59
 Series 1999-1, Class B, 9.858% 2030                                                           4,512        4,625
Structured Asset Notes Transaction, Ltd., Series                                               4,516        4,623      .27
 1996-A, Class A1, 7.156% 2003 (2)
Structured Asset Securities Corp.,:
 Series 1998-RF1, Class A,  8.659% 2027 (2)  (3)                                              11,576       12,477
 Series 1998-RF2, Class A, 8.533% 2027 (2)  (3)                                               11,759       12,553     1.91
 Series 1999-BC1, Class M2, 5.093% 2029 (3)                                                    7,500        7,564
                                                                                                           51,082     2.99


FEDERAL AGENCY DEBENTURES  -  2.29%
Fannie Mae:
 5.25% 2006                                                                                   10,000       10,111
 6.00% 2008                                                                                   11,500       11,942     1.29
Freddie Mac: 5.50% 2006                                                                       10,000       10,214      .60
United States Government Guaranteed Ship Financing                                             6,800        6,909      .40
 Obligations, Rowan Companies, Inc. (Title XI) 5.88% 2012
                                                                                                           39,176     2.29


OTHER  -  1.26%

Government (Excluding U.S.) & Government Authorities  -  0.68%
Corporacion Andina de Fomento 7.75% 2004                                                       5,000        5,230      .31
Manitoba (Province of) 5.50% 2008                                                                100          101      .01
Ontario (Province of):
 7.375% 2003                                                                                   2,500        2,624      .16
 5.50% 2008                                                                                      100          100
Victoria (Territory of) Public Authorities Finance                                             3,500        3,510      .20
 Agency, 8.45% 2001
                                                                                                           11,565      .68

Taxable Municipal Bonds  -  0.58%
California Maritime Infrastructure Authority, Taxable                                          9,823        9,843      .58
 Lease Revenue Bonds (San Diego Unified Port District
-South Bay Plant Acquisition), Series 1999, 6.63% 2009 (2)
                                                                                                            9,843      .58


TOTAL BONDS AND NOTES (cost: $1,527,131,000)                                                            1,560,411   91.34


Short-Term Securities

Corporate Short-Term Notes  -  6.96%
Ciesco LP:
 3.60% due 9/21/01                                                                            14,800       14,769
 3.40% due 10/25/01                                                                           15,200       15,121     1.75
Eli Lilly and Co. 3.70% due 9/24/01                                                           16,810       16,768      .98
Park Avenue Receivables Corp. 3.52% due 9/26/01 (2)                                           25,000       24,936     1.46
Three Rivers Funding Corp. 3.61% due 9/05/01 (2)                                              27,400       27,386     1.60
Tribune Co.: (2)
 3.65% due 9/04/01                                                                             5,000        4,998
 3.45% due 9/28/01                                                                            15,000       14,960     1.17
                                                                                                          118,938     6.96

Federal Agency Discount Notes  -  2.92%
Federal Home Loan Banks:
 3.58% due 9/04/01                                                                             9,700        9,696
 3.63% due 10/03/01                                                                           25,900       25,814     2.08
Freddie Mac 3.59% due 10/18/01                                                                14,500       14,431      .84
                                                                                                           49,941     2.92


TOTAL SHORT-TERM SECURITIES (cost: $168,879,000)                                                          168,879     9.88


TOTAL INVESTMENT SECURITIES (cost: $1,696,010,000)                                                      1,729,290   101.22
Excess of payables over cash and receivables                                                               20,795     1.22

NET ASSETS                                                                                             $1,708,495  100.00%

(1) Pass-through securities backed by a pool of mortgages or other loans on which principal payments are periodically made. Therefore, the effective maturities are shorter than the stated maturities.
(2) Purchased in a private placement transaction; resale may be limited to qualified institutional buyers; resale to public may require registration.
(3) Coupon rate may change periodically.
(4) Index-linked bond whose principal amount moves with a government retail price index.

See Notes to Financial Statements

FINANCIAL STATEMENTS

STATEMENT OF ASSETS AND LIABILITIES
at August 31, 2001                                                (dollars in       thousands)
Assets:
Investment securities at market
 (cost: $1,696,010)                                                                 $1,729,290
Cash                                                                                       637
Receivables for -
 Sales of investments                                                 $20,646
 Sales of fund's shares                                                15,349
 Forward currency contracts - net                                           0
 Dividends and interest                                                14,261
 Other                                                                      4           50,260
                                                                                     1,780,187
Liabilities:
Payables for -
 Purchases of investments                                              64,958
 Repurchases of fund's shares                                           4,630
 Forward currency contracts - net                                           0
 Dividends on fund's shares                                               513
 Management services                                                      529
 Bank overdraft                                                             0
 Other expenses                                                         1,062           71,692
Net assets at August 31, 2001                                                       $1,708,495


 Shares of beneficial interest issued and
   outstanding - unlimited shares authorized
 Class A shares:
  Net assets                                                                        $1,627,581
  Shares outstanding                                                               118,919,319
  Net asset value per share                                                             $13.69
 Class B shares:
  Net assets                                                                           $45,882
  Shares outstanding                                                                 3,352,404
  Net asset value per share                                                             $13.69
 Class C shares:
  Net assets                                                                           $21,611
  Shares outstanding                                                                 1,579,020
  Net asset value per share                                                             $13.69
 Class F shares:
  Net assets                                                                           $13,421
  Shares outstanding                                                                   980,604
  Net asset value per share                                                             $13.69




STATEMENT OF OPERATIONS
for the year ended August 31, 2001                                (dollars in       thousands)
Investment income:

 Interest                                                                              $95,520

Expenses:
 Management services fee                                                5,549
 Distribution expenses - Class A                                        4,273
 Distribution expenses - Class B                                          189
 Distribution expenses - Class C                                           39
 Distribution expenses - Class F                                            9
 Transfer agent fee - Class A                                           1,228
 Transfer agent fee - Class B                                              18
 Administrative services fees - Class C                                    13
 Administrative services fees - Class F                                    10
 Reports to shareholders                                                   39
 Registration statement and prospectus                                    172
 Postage, stationery and supplies                                         112
 Trustees' fees                                                            22
 Auditing and legal fees                                                   56
 Custodian fee                                                             28
 Taxes other than federal income tax                                       21
 Other expenses                                                            99           11,877
Net investment income                                                                   83,643

Realized gain and unrealized
 appreciation on investments:
Net realized gain                                                                       15,370
Net unrealized appreciation on investments                                              52,833
 Net realized gain and
  unrealized appreciation on investments                                                68,203

Net increase in net assets resulting
 from operations                                                                      $151,846









STATEMENT OF CHANGES IN NET ASSETS                                (dollars in       thousands)
                                                                   Year Ended

                                                                    August 31
                                                                          2001             2000
Operations:
Net investment income                                                 $83,643          $84,252
Net realized gain(loss) on investments                                 15,370          (20,564)
Net unrealized appreciation
 on investments                                                        52,833           20,599
 Net increase in net assets
  resulting from operations                                           151,846           84,287
Dividends paid to shareholders
Dividends from net investment income:
 Class A                                                              (86,558)         (79,277)
 Class B                                                                 (961)             (55)
 Class C                                                                 (186)               -
 Class F                                                                 (222)               -
  Total dividends                                                     (87,927)         (79,332)

Capital share transactions:
Proceeds from shares sold                                             907,067          491,532
Proceeds from shares issued in reinvestment
 of net investment income dividends
 of net realized gain on investments                                   72,589           64,630
Cost of shares repurchased                                           (630,322)        (801,019)
 Net increase (decrease) in net assets resulting
  from capital share transactions                                     349,334         (244,857)
Total increase (decrease) in net assets                               413,253         (239,902)

Net assets:
Beginning of year                                                   1,295,242        1,535,144
End of year (including undistributed
 undistributed
 net investment income: $1,208 and $5,492,
 respectively)                                                     $1,708,495       $1,295,242



See Notes to Financial Statements

Notes to financial statements

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

ORGANIZATION - Intermediate Bond Fund of America (the "fund") is registered under the Investment Company Act of 1940 as an open-end, management investment company. The fund seeks current income, consistent with preservation of capital, within certain guidelines for quality and maturity.

 The fund offers four classes of shares as described below:

 Class A shares are sold with an initial sales charge of up to 3.75%.

Class B shares are sold without an initial sales charge but are subject to a contingent deferred sales charge ("CDSC") paid upon redemption. This charge declines from 5% to zero over a period of six years. Class B shares automatically convert to Class A shares after eight years.

Class C shares are sold without an initial sales charge but are subject to a CDSC of 1% for redemptions within one year of purchase. Class C shares automatically convert to Class F shares after ten years.

Class F shares, which are sold exclusively through fee-based programs, are sold without an initial sales charge or CDSC.

Holders of all classes of shares have equal pro rata rights to assets, dividends, liquidation and other rights. Each class has identical voting rights, except for exclusive rights to vote on matters affecting only its class. Each class of shares may have different distribution, administrative services and transfer agent fees and expenses. Differences in class-specific expenses will result in the payment of different per share dividends by each class.

SIGNIFICANT ACCOUNTING POLICIES - The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America. These principles require management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. The following is a summary of the significant accounting policies consistently followed by the fund in the preparation of its financial statements:

SECURITY VALUATION - Fixed-income securities are valued at prices obtained from a pricing service, when such prices are available; however, in circumstances where the investment adviser deems it appropriate to do so, such securities will be valued at the mean quoted bid and asked prices or at prices for securities of comparable maturity, quality and type. Some securities may be valued on the basis of effective maturity; that is the date at which the security is expected to be called or refunded by the issuer or the date at which the investor can put the security to the issuer for redemption. Short-term securities maturing within 60 days are valued at amortized cost, which approximates market value. The ability of the issuers of the debt securities held by the fund to meet their obligations may be affected by economic developments in a specific industry, state or region. Securities and assets for which representative market quotations are not readily available are valued at fair value as determined in good faith by a committee appointed by the fund's Board of Trustees.

SECURITY TRANSACTIONS AND RELATED INVESTMENT INCOME - Security transactions are accounted for as of the trade date. Realized gains and losses from securities transactions are determined based on specific identified cost. In the event securities are purchased on a delayed delivery or when-issued basis, the fund will instruct the custodian to segregate liquid assets sufficient to meet its payment obligations in these transactions. Dividend income is recognized on the ex-dividend date and interest income is recognized on an accrual basis. Market discounts, premiums, and original issue discounts on fixed-income securities are amortized daily over the expected life of the security.

DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS - Dividends to shareholders are declared daily after the determination of the fund's net investment income and are paid to shareholders monthly. Distributions paid to shareholders are recorded on the ex-dividend date.

Class allocations - Income, expenses (other than class-specific expenses) and realized and unrealized gains and losses are allocated daily among the various share classes based on their relative net asset values. Distribution expenses, administrative services fees, certain transfer agent fees and other applicable class-specific expenses are accrued daily and charged to the respective share class.

2. FEDERAL INCOME TAXATION

The fund complies with the requirements of the Internal Revenue Code applicable to regulated investment companies and intends to distribute all of its net taxable income and net capital gains for the fiscal year. As a regulated investment company, the fund is not subject to income taxes if such distributions are made. Required distributions are based on net investment income and net realized gains determined on a tax basis and may differ from such amounts for financial reporting purposes. In addition, the fiscal year in which amounts are distributed may differ from the year in which the net investment income is earned and the net gains are realized by the fund.

As of August 31, 2001, the cost of investment securities for book and federal income tax reporting purposes was $1,696,010,000.

Net unrealized appreciation on investments aggregated $33,280,000, $37,558,000 related to appreciated securities and $4,278,000 related to depreciated securities. There was no difference between book and tax realized gains on securities transactions for the year ended August 31, 2001. The fund had available at August 31, 2001, a net capital loss carryforward totaling $98,605,000 which may be used to offset capital gains realized during subsequent years through 2009 and thereby relieve the fund and its shareholders of any federal income tax liability with respect to the capital gains that are so offset. The fund will not make distributions from capital gains while a capital loss carryforward remains. In addition, the fund has recognized, for tax purposes, capital losses totaling $18,765,000 which were realized during the period November 1, 1999 through August 31, 2000.

3. FEES AND TRANSACTIONS WITH RELATED PARTIES

INVESTMENT ADVISORY FEE - The fee of $5,549,000 for management services was incurred pursuant to an agreement with Capital Research and Management Company ("CRMC") with which certain officers and Trustees of the fund are affiliated.

The Investment Advisory and Service Agreement provides for monthly fees accrued daily, based on a series of rates beginning with 0.30% per annum of the first $60 million of daily net assets decreasing to 0.16% of such assets in excess of $3 billion. The agreement also provides for monthly fees, accrued daily, based on a series of rates beginning with 3.00% per annum of the first $3,333,333 of the fund's monthly gross investment income decreasing to 2.00% of such income in excess of $8,333,333. For the year ended August 31, 2001, the management services fee was equivalent to an annualized rate of 0.38% of average daily net assets.

DISTRIBUTION EXPENSES - The fund has adopted plans of distribution under which it may finance activities primarily intended to sell fund shares, provided the categories of expenses are approved in advance by the fund's Board of Trustees. The plans provide for annual expenses, based on average daily net assets, of up to 0.30% for Class A shares, 1.00% for Class B and Class C shares and up to 0.50% for Class F shares.

All share classes may use up to 0.25% of these expenses to pay service fees, or to compensate American Funds Distributors, Inc.("AFD"), the principal underwriter of the fund's shares, for paying service fees to firms that have entered into agreements with AFD for providing certain shareholder services. The balance may be used for approved distribution expenses as follows:

CLASS A SHARES - Approved categories of expense include reimbursements to AFD for commissions paid to dealers and wholesalers in respect of certain shares sold without a sales charge. Those reimbursements are permitted for amounts billed to the fund within the prior 15 months but only to the extent that the overall 0.30% annual expense limit for Class A shares is not exceeded. For the year ended August 31, 2001, aggregate distribution expenses were $4,273,000, or 0.30% of average daily net assets attributable to Class A shares. As of August 31, 2001, unreimbursed expenses which remain subject to reimbursement totaled $1,745,000.

CLASS B SHARES - In addition to service fees of 0.25%, approved categories of expense include fees of 0.75% per annum of average daily net assets attributable to Class B shares payable to AFD. AFD sells the rights to receive such payments (as well as any contingent deferred sales charges payable in respect of shares sold during the period) in order to finance the payment of dealer commissions. For the year ended August 31, 2001, aggregate distribution expenses were $189,000, or 1.00% of average daily net assets attributable to Class B shares.

CLASS C SHARES - In addition to service fees of 0.25%, the Board of Trustees has approved the payment of 0.75% per annum of average daily net assets attributable to Class C shares to AFD to compensate firms selling Class C shares of the fund. For the period ended August 31, 2001, aggregate distribution expenses were $39,000, or 1.00% of average daily net assets attributable to Class C shares.

CLASS F SHARES - The plan has an expense limit of 0.50%. However, the Board of Trustees has presently approved expenses under the plan of 0.25% per annum of average daily net assets attributable to Class F shares. For the period ended August 31, 2001, aggregate distribution expenses were $9,000, or 0.25% of average daily net assets attributable to Class F shares.

As of August 31, 2001, aggregate distribution expenses payable to AFD were $783,000.

AFD received $1,300,000 (after allowances to dealers) as its portion of the sales charges paid by purchasers of the fund's Class A shares for the year ended August 31, 2001. Such sales charges are not an expense of the fund and, hence, are not reflected in the accompanying Statement of Operations.

TRANSFER AGENT FEE - A fee of $1,246,000 was incurred during the year ended August 31, 2001, pursuant to an agreement with American Funds Service Company ("AFS"), the transfer agent for the fund. As of August 31, 2001, aggregate transfer agent fees payable to AFS for Class A and Class B shares were $113,000.

ADMINISTRATIVE SERVICES FEES <UNDEF> The fund has an administrative services agreement with CRMC for Class C and Class F shares. Pursuant to this agreement, CRMC provides transfer agency and other related shareholder services. CRMC may contract with third parties to perform these services. Under the agreement, the fund pays CRMC a fee equal to 0.15% per annum of average daily net assets of Class C and Class F shares, plus amounts payable for certain transfer agency services according to a specified schedule. For the period ended August 31, 2001, total fees under the agreement were $23,000. As of August 31, 2001, aggregate administrative services fees payable to CRMC for Class C and Class F shares were $6,000.

DEFERRED TRUSTEES' FEES - Since the adoption of the deferred compensation plan in 1993,Trustees who are unaffiliated with CRMC may elect to defer the receipt of part or all of their compensation. Deferred compensation amounts, which remain in the fund, are treated as if invested in shares of the fund or other American Funds. These amounts represent general, unsecured liabilities of the fund and vary according to the total returns of the selected funds. As of August 31, 2001, the cumulative amount of these liabilities was $59,000. Trustees'fees on the Statement of Operations include the current fees (either paid in cash or deferred) and the net increase or decrease in the value of deferred compensation.

AFFILIATED TRUSTEES AND OFFICERS - CRMC is owned by The Capital Group Companies, Inc. AFS and AFD are both wholly owned subsidiaries of CRMC. Officers of the fund and certain Trustees are or may be considered to be affiliated with CRMC, AFS and AFD. No such persons received any remuneration directly from the fund.

4. INVESTMENT TRANSACTIONS AND OTHER DISCLOSURES

The fund made purchases and sales of investment securities, excluding short-term securities, of $1,208,032,000 and $978,912,000, respectively, during the year ended August 31, 2001.

Pursuant to the custodian agreement, the fund receives credits against its custodian fee for imputed interest on certain balances with the custodian bank. For the year ended August 31, 2001, the custodian fee of $28,000 includes $27,000 that was paid by these credits rather than in cash.

As of August 31, 2001 net assets consisted of the following:

                                                                      (dollars in thousands)
Capital paid in on shares of beneficial interest                                  $1,772,612
Undistributed net investment income                                                    1,208
Accumulated net realized loss                                                        (98,605)
Net unrealized appreciation                                                           33,280
Net assets                                                                        $1,708,495

Capital share transactions in the fund were as follows:

<table>                                                  Year ended       August 31,      Year ended       August 31,
                                                                                 2001                             2000
                                                       Amount (000)           Shares    Amount (000)           Shares
Class A Shares:
  Sold                                                   $  801,787       59,545,042      $  485,516       37,436,826
  Reinvestment of dividends                                  71,414        5,315,179          64,579        4,984,201
  Repurchased                                              (598,761)     (44,580,124)       (799,924)     (61,764,311)
   Net increase (decrease) in Class A                       274,440       20,280,097        (249,829)     (19,343,284)
Class B Shares: (1)
  Sold                                                       50,565        3,741,758           6,016          465,197
  Reinvestment of dividends                                     829           61,386              51            3,908
  Repurchased                                               (11,265)        (835,181)         (1,095)         (84,664)
   Net increase in Class B                                   40,129        2,967,963           4,972          384,441
Class C Shares: (2)
  Sold                                                       23,570        1,734,990             -                -
  Reinvestment of dividends                                     158           11,632             -                -
  Repurchased                                                (2,275)        (167,602)            -                -
   Net increase in Class C                                   21,453        1,579,020             -                -
Class F Shares: (2)
  Sold                                                       31,145        2,295,733             -                -
  Reinvestment of dividends                                     188           13,875             -                -
  Repurchased                                               (18,021)      (1,329,004)            -                -
   Net increase in Class F                                   13,312          980,604             -                -
Total net increase (decrease) in fund                    $  349,334       25,807,684      $ (244,857)     (18,958,843)

(1) Class B shares were not offered
 before March 15, 2000.
(2) Class C and Class F shares were not
 offered before March 15, 2001.

Per-share data and ratios

                                                                Class A
                                                             Year ended      August 31,
                                                                    2001            2000     1999
Net asset value, beginning of year                               $13.08          $13.01   $13.56

 Income from investment operations :
  Net investment income                                         .78 (1)         .78 (1)      .76
  Net gains (losses) on securities                              .65 (1)         .03 (1)     (.55)
 (both realized and unrealized)
   Total from investment operations                                1.43             .81      .21

 Less distributions :
  Dividends (from net investment income)                           (.82)           (.74)    (.76)
   Total distributions                                             (.82)           (.74)    (.76)

Net asset value, end of year                                     $13.69          $13.08   $13.01

Total return (2)                                                  11.24%           6.48%    1.54%

Ratios/supplemental data:

 Net assets, end of year (in millions)                           $1,628          $1,290   $1,535
 Ratio of expenses to average net assets                            .81%            .83%     .75%
 Ratio of net income to average net assets                         5.78%           6.06%    5.69%

                                                                    1998            1997
Net asset value, beginning of year                               $13.42          $13.26

 Income from investment operations :
  Net investment income                                             .83             .86
  Net gains (losses) on securities                                  .17             .15
 (both realized and unrealized)
   Total from investment operations                                1.00            1.01

 Less distributions :
  Dividends (from net investment income)                           (.86)           (.85)
   Total distributions                                             (.86)           (.85)

Net asset value, end of year                                     $13.56          $13.42

Total return (2)                                                   7.68%           7.83%

Ratios/supplemental data:

 Net assets, end of year (in millions)                           $1,459          $1,338
 Ratio of expenses to average net assets                            .76%            .82%
 Ratio of net income to average net assets                         6.09%           6.40%

                                                                Class B
                                                                   Year
                                                                  ended     March 15 to
                                                            August 31,       August 31,
                                                                   2001        2000 (3)
Net asset value, beginning of period                             $13.08          $13.01

 Income from investment operations :
  Net investment income (1)                                         .69             .25
  Net gains on securities (both                                     .65             .13
 realized and unrealized) (1)
   Total from investment operations                                1.34             .38
 Less distributions :
  Dividends (from net investment income)                           (.73)           (.31)
   Total distributions                                             (.73)           (.31)

Net asset value, end of period                                   $13.69          $13.08

Total return (2)                                                  10.47%           3.60%

Ratios/supplemental data:

 Net assets, end of period (in millions)                            $46              $5
 Ratio of expenses to average net assets                           1.50%            .69%
 Ratio of net income to average net assets                         4.85%           2.14%

                                                                Class C         Class F

                                                            March 15 to     March 15 to
                                                             August 31,      August 31,
                                                               2001 (3)        2001 (3)
Net asset value, beginning of period                             $13.61          $13.61

 Income from investment operations :
  Net investment income (1)                                         .29             .32
  Net gains on securities (both                                     .10             .10
 realized and unrealized) (1)
   Total from investment operations                                 .39             .42
 Less distributions :
  Dividends (from net investment income)                           (.31)           (.34)
   Total distributions                                             (.31)           (.34)

Net asset value, end of period                                   $13.69          $13.69

Total return (2)                                                   2.88%           3.14%

Ratios/supplemental data:

 Net assets, end of period (in millions)                            $22             $13
 Ratio of expenses to average net assets                            .81%            .42%
 Ratio of net income to average net assets                         2.16%           2.54%

Supplemental data - all classes


                                                             Year ended      August 31,
                                                                    2001            2000     1999
Portfolio turnover rate                                           73.21%          48.18%   70.19%

                                                                    1998            1997
Portfolio turnover rate                                           79.19%          41.55%

1) Based on average shares outstanding.
2) Total returns exclude all sales
 charges, including contingent deferred
 sales charges.
3) Based on operations for the period
 shown and, accordingly, not
 representative of a full year
 (unless otherwise noted).
4) Had CRMC not waived management
 services fees, the fund's expense
 ratio would have been
0.78% and 0.79% for the fiscal years
 ended 1999 and 1998, respectively.

Independent Auditors' Report

To the Board of Trustees and Shareholders of Intermediate Bond Fund of America:

 We have audited the accompanying statement of assets and liabilities of Intermediate Bond Fund of America (the "Fund"), including the investment portfolio, as of August 31, 2001, and the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended, and the per-share data and ratios for each of the five years in the period then ended for Class A shares, and the period March 15, 2000, through August 31, 2000 and the year ended August 31, 2001 for Class B shares, and the period March 15, 2001 through August 31, 2001 for Class C and Class F shares. These financial statements and per-share data and ratios are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and per-share data and ratios based on our audits.

 We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and per-share data and ratios are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of August 31, 2001, by correspondence with the custodian and brokers; where replies were not received from brokers, we performed other auditing procedures. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

 In our opinion, the financial statements and per-share data and ratios referred to above present fairly, in all material respects, the financial position of Intermediate Bond Fund of America as of August 31, 2001, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the per-share data and ratios for each of the five years in the period then ended for Class A shares, and the period March 15, 2000 through August 31, 2000 and the year ended August 31, 2001 for Class B shares, and the period March 15, 2001 through August 31, 2001 for Class C ad Class F shares, in conformity with accounting principles generally accepted in the United States of America.

DELOITTE & TOUCHE LLP
Los Angeles, California

October 2, 2001


OTHER SHARE CLASS RESULTS (UNAUDITED)

Share results: Class B, Class C and Class F
Average annual compound returns for periods ended
September 30, 2001 (the most recent calendar quarter):

                                                       One year      Life of class/*/
CLASS B SHARES
  Reflecting applicable contingent deferred            +5.56%        +7.29%
  sales charge (CDSC), maximum of 5%, payable
  only if shares are sold

  Not reflecting CDSC                                  +10.56        +9.76

Class C and Class F shares
Results for these shares are not shown because of the brief time between their introduction on March 15, 2001, and the end of the period.

* From March 15, 2000, when B shares first became available.


Tax Information (unaudited)

We are required to advise you within 60 days of the fund's fiscal year-end regarding the federal tax status of certain distributions received by shareholders during such fiscal year.

Certain states may exempt from income taxation that portion of the dividends paid from net investment income that was derived from direct U.S. Treasury obligations. For purposes of computing this exclusion, 13% of the dividends paid by the fund from net investment income were derived from interest on direct U.S. Treasury obligations.

Dividends and distributions received by retirement plans such as IRAs, Keogh-type plans and 403(b) plans need not be reported as taxable income. However, many retirement plan trusts may need this information for their annual information reporting.

SINCE THE INFORMATION ABOVE IS REPORTED FOR THE FUND'S FISCAL YEAR AND NOT THE CALENDAR YEAR, SHAREHOLDERS SHOULD REFER TO THEIR FORM 1099-DIV OR OTHER TAX INFORMATION WHICH WILL BE MAILED IN JANUARY 2002 TO DETERMINE THE CALENDAR YEAR AMOUNTS TO BE INCLUDED ON THEIR 2001 TAX RETURNS. SHAREHOLDERS SHOULD CONSULT THEIR TAX ADVISERS.





                                     PART C
                                OTHER INFORMATION
                       INTERMEDIATE BOND FUND OF AMERICA

ITEM 23. EXHIBITS

(a) Declaration of Trust - previously filed (see P/E Amendment No. 14 filed 10/28/97; Establishment and Designation of Additional Classes of Shares of Beneficial Interest Without Par Value previously filed (see P/E Amendment No. 18 filed 3/9/00; No. 20 filed 3/8/01; and No. 22 filed 1/18/02)
(b) By-laws - previously filed (see P/E Amendment No. 14 filed 10/28/97)
(c) Share certificate - previously filed (see P/E Amendment No. 20 filed
3/8/01)
(d) Amended Investment Advisory and Service Agreement - previously filed (see P/E Amendment No. 18 filed on 3/9/00)
(e-1) Form of Amended and Restated Principal Underwriting Agreement - previously filed (see P/E Amendment No. 22 filed 2/13/02)
(e-2) Form of Selling Group Agreement; form of Banking Selling Group Agreement; form of Omnibus addendum to the Selling Group Agreement (for retirement plan share classes (R shares) only); and form of Institutional Selling Group Agreement
(f) None
(g) Form of Global Custody Agreement - previously filed (see P/E Amendment No. 21 filed 10/30/01)
(h) Form of Amended and Restated Administrative Services Agreement; and Form of Amended
 Shareholder Services Agreement dated 7/1/01 - previously filed (see P/E Amendment No. 22 filed
 2/13/02)
(i) Legal opinion for Classes R-1, R-2, R-3, R-4 and R-5 shares

(j) Consent of independent auditors
(k) None
(l) Initial capital agreements - previously filed (see P/E Amendment No. 14 filed on 10/28/97)
(m-1) Forms of Plans of Distribution - previously filed (see P/E Amendment No. 14 filed 10/18/97; No. 18 filed 3/9/00; No. 20 filed 3/8/01; and No. 22 filed
2/13/02
(m-2) Form of Plans of Distribution relating to Class R-1, R-2, R-3 and R-4 shares
(n) Form of Amended and Restated Multiple Class Plan - previously filed (see P/E Amendment No. 22 filed 2/13/02)
(o) None
(p) Code of Ethics - previously filed (see P/E Amendment No. 22 filed 2/13/02)

ITEM 24.  PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH REGISTRANT

  None

ITEM 25. INDEMNIFICATION

  Registrant is a joint-insured under an Investment Advisor/Mutual Fund Errors and Omissions Policies written by American International Surplus Lines Insurance Company, Chubb Custom Insurance Company and Insurance Company which insures its officers and trustees against certain liabilities. However, in no event will Registrant maintain insurance to indemnify any such person for any act for which Registrant itself is not permitted to indemnify the individual.

  Article VI of the Trust's By-Laws states:

 (a) The Trust shall indemnify any Trustee or officer of the Trust who was or is a party or is threatened to be made a party to any threatened, pending or completed action, suit or proceeding, whether civil, criminal, administrative or investigative (other than action by or in the right of the Trust) by reason of the fact that such person is or was such Trustee or officer or an employee or agent of the Trust, or is or was serving at the request of the Trust as a director, officer, employee or agent of another corporation, partnership, joint venture, trust or other enterprise, against expenses (including attorneys' fees), judgments, fines and amounts paid in settlement actually and reasonably incurred by such person in connection with such action, suit or proceeding if such person acted in good faith and in a manner such person reasonably believed to be in or not opposed to the best interests of the Trust, and, with respect to any criminal action or proceeding, had no reasonable cause to believe such person's conduct was unlawful. The termination of any action, suit or proceeding by judgment, order, settlement, conviction or upon a plea of nolo contendere or its equivalent, shall not, of itself, create a presumption that the person reasonably believed to be opposed to the best interests of the Trust, and, with respect to any criminal action or proceeding, had reasonable cause to believe that such person's conduct was unlawful.

 (b) The Trust shall indemnify any Trustee or officer of the Trust who was or is a party or is threatened to be made a party to any threatened, pending or completed action or suit by or in the right of the Trust to procure a judgment in its favor by reason of the fact that such person is or was such Trustee or officer or an employee or agent of the Trust, or is or was serving at the request of the Trust as a director, officer, employee or agent of another corporation, partnership, joint venture, trust or other enterprise, against expenses (including attorneys' fees), actually and reasonably incurred by such person in connection with the defense or settlement of such action or suit if such person acted in good faith and in a manner such person reasonably believed to be in or not opposed to the best interests of the Trust, except that no indemnification shall be made in respect of any claim, issue or matter as to which such person shall have been adjudged to be liable for negligence or misconduct in the performance of such person's duty to the Trust unless and only to the extent that the court in which such action or suit was brought, or any other court having jurisdiction in the premises, shall determine upon application that, despite the adjudication of liability but in view of all circumstances

ITEM 25. INDEMNIFICATION (CONTINUED)

of the case, such person is fairly and reasonably entitled to indemnity for such expenses which such court shall deem proper.

    (c) To the extent that a Trustee or officer of the Trust has been successful on the merits in defense of any action, suit or proceeding referred to in subparagraphs (a) or (b) above or in defense of any claim, issue or matter therein, such person shall be indemnified against expenses (including attorney's fees) actually and reasonably incurred by such person in connection therewith, without the necessity for the determination as to the standard of conduct as provided in subparagraph (d).

 (d) Any indemnification under subparagraph (a) or (b) (unless ordered by a court) shall be made by the Trust only as authorized in the specific case upon a determination that indemnification of the Trustee or officer is proper in the circumstances because such person has met the applicable standard of conduct set forth in subparagraph (a) or (b). Such determination shall be made (i) by the Board by a majority vote of a quorum consisting of Trustees who were not parties to such action, suit or proceeding, or (ii) if such a quorum of disinterested Trustees so directs, by independent legal counsel in a written opinion; and any determination so made shall be conclusive.

 (e) Expenses incurred in defending a civil or criminal action, writ or proceeding may be paid by the Trust in advance of the final disposition of such action, suit or proceeding, as authorized in the particular case, upon receipt of an undertaking by or on behalf of the Trustee or officer to repay such amount unless it shall ultimately be determined that such person is entitled to be indemnified by the Trust as authorized herein. Such determination must be made by disinterested trustees or independent legal counsel.

 (f) Agents and employees of the Trust who are not Trustees or officers of the Trust may be indemnified under the same standards and procedures set forth above, in the discretion of the Board.

 (g) Any indemnification pursuant to this Article shall not be deemed exclusive of any other rights to which those indemnified may be entitled and shall continue as to a person who has ceased to be a Trustee or officer and shall inure to the benefit of the heirs, executors and administrators of such a person.

 (h) Nothing in the Declaration or in these By-Laws shall be deemed to protect any Trustee or officer of the Trust against any liability to the Trust or to its shareholders to which such person would otherwise be subject by reason of willful malfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of such person's office.

ITEM 25. INDEMNIFICATION (CONTINUED)

 (i) The Trust shall have the power to purchase and maintain insurance on behalf of any person against any liability asserted against or incurred by such person, whether or not the Trust would have the power to indemnify such person against such liability under the provisions of this Article. Nevertheless, insurance will not be purchased or maintained by the Trust if the purchase or maintenance of such insurance would result in the indemnification of any person in contravention of any rule or regulation of the Securities and Exchange Commission.

  Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to Trustees, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a Trustee, officer of controlling person of the registrant in the successful defense of any action, suit or proceeding) is asserted by such Trustee, officer of controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

 Registrant will comply with the indemnification requirements contained in the Investment Company Act of 1940 (the "1940 Act") Releases No. 7221 (June 9,
1972) and No. 11330 (September 4, 1980). In addition, indemnification by the Registrant shall be consistent with the requirements of rule 484 under the Securities Act of 1933. Furthermore, Registrant undertakes to the staff of the Securities and Exchange Commission that the Fund's indemnification provisions quoted above prohibit indemnification for liabilities arising under the Securities Act of 1933 and the 1940 Act.

ITEM 26. BUSINESS AND OTHER CONNECTIONS OF INVESTMENT ADVISER

  None

ITEM 27. PRINCIPAL UNDERWRITERS

  (a) American Funds Distributors, Inc. is the Principal Underwriter of shares of: AMCAP Fund, Inc., American Balanced Fund, Inc., The American Funds Income Series, The American Funds Tax-Exempt Series I, The American Funds Tax-Exempt Series II, American High-Income Municipal Bond Fund, Inc., American High-Income Trust, American Mutual Fund, Inc., The Bond Fund of America, Inc., Capital Income Builder, Inc., Capital World Bond Fund, Inc., Capital World Growth and Income Fund, Inc., The Cash Management Trust of America, EuroPacific Growth Fund, Fundamental Investors, Inc., The Growth Fund of America, Inc., The Income Fund of America, Inc., The Investment Company of America, Limited Term Tax-Exempt Bond Fund of America, The New Economy Fund, New Perspective Fund, Inc., New World Fund, Inc., SMALLCAP World Fund, Inc., The Tax-Exempt Bond Fund of America, Inc., The Tax-Exempt Money Fund of America, U.S. Treasury Money Fund of America and Washington Mutual Investors Fund, Inc.

(B)                 (1)                                                            (2)              (3)



       NAME AND PRINCIPAL                         POSITIONS AND OFFICES          POSITIONS AND OFFICES

          BUSINESS ADDRESS                          WITH UNDERWRITER               WITH REGISTRANT



       David L. Abzug                             Vice President                 None

       P.O. Box 2248

       Agoura Hills, CA 91376



       John A. Agar                               Vice President                 None

       P.O. Box 7326

       Little Rock, AR 72217



       Robert B. Aprison                          Vice President                 None

       2983 Bryn Wood Drive

       Madison, WI  53711



L      William W. Bagnard                         Vice President                 None



       Steven L. Barnes                           Senior Vice President          None

       7490 Clubhouse Road

       Suite 100

       Boulder, CO  80301



B      Carl R. Bauer                              Vice President                 None



       Michelle A. Bergeron                       Senior Vice President          None

       4160 Gateswalk Drive

       Smyrna, GA 30080



       J. Walter Best, Jr.                        Regional Vice President        None

       9013 Brentmeade Blvd.

       Brentwood, TN 37027



       Joseph T. Blair                            Senior Vice President          None

       P.O. Box 3529

       148 E. Shore Avenue

       Groton Long Point, CT 06340



       John A. Blanchard                          Vice President                 None

       576 Somerset Lane

       Northfield, IL 60093



       Ian B. Bodell                              Senior Vice President          None

       P.O. Box 1665

       Brentwood, TN  37024-1665



       Mick L. Brethower                          Senior Vice President          None

       601 E. Whitestone Blvd.

       Building 6, Suite 115

       Cedar Park, TX 78613



       Alan Brown                                 Vice President                 None

       4129 Laclede Avenue

       St. Louis, MO 63108



B      J. Peter Burns                             Vice President                 None



       Cody Callaway                              Regional Vice President        None

       803 South Desert Palm Place

       Broken Arrow, OK 74012



       Matthew C. Carlisle                        Regional Vice President        None

       4500 Fairvista Drive

       Charlotte, NC 28269



       Damian F. Carroll                          Regional Vice President        None

       40 Ten Acre Road

       New Britain, CT 06052



       Brian C. Casey                             Vice President                 None

       8002 Greentree Road

       Bethesda, MD  20817



       Victor C. Cassato                          Senior Vice President          None

       609 W. Littleton Blvd., Suite 310

       Littleton, CO  80120



       Christopher J. Cassin                      Senior Vice President          None

       19 North Grant Street

       Hinsdale, IL  60521



       Denise M. Cassin                           Vice President                 None

       1301 Stoney Creek Drive

       San Ramon, CA  94583



L      David Charlton                             Senior Vice President          None



L      Larry P. Clemmensen                        Director                       None



L      Kevin G. Clifford                          Director, President and        None
                                                  Co-Chief

                                                  Executive Officer



H      Cheri Coleman                              Assistant Vice President       None



       Ruth M. Collier                            Senior Vice President          None

       29 Landsdowne Drive

       Larchmont, NY 10538



S      David Coolbaugh                            Vice President                 None



       Carlo O. Cordasco                          Regional Vice President        None

       101 Five Forks Lane

       Hampton, VA 23669



       Thomas E. Cournoyer                        Vice President                 None

       2333 Granada Boulevard

       Coral Gables, FL  33134



       Joseph G. Cronin                           Regional Vice President        None

       1533 Wilmot Road

       Deerfield, IL 60015



       William F. Daugherty                       Regional Vice President        None

       1216 Highlander Way

       Mechanicsburg, PA 17050



       Guy E. Decker                              Regional Vice President        None

       2990 Topaz Lane

       Carmel, IN 46032



       Daniel J. Delianedis                       Vice President                 None

       Edina Executive Plaza

       5200 Willson Road, Suite 150

       Edina, MN  55424



       James A. DePerno, Jr.                      Regional Vice President        None

       91 Church Street

       East Aurora, NY 14052



L      Bruce L. DePriester                        Senior Vice President          None



       Thomas J. Dickson                          Regional Vice President        None

       108 Wilmington Court

       Southlake, TX 76092



       Michael A. DiLella                         Vice President                 None

       P. O. Box 661

       Ramsey, NJ  07446



       G. Michael Dill                            Senior Vice President          None
       505 E. Main Street

       Jenks, OK  74037



       Kirk D. Dodge                              Senior Vice President          None

       2627 Mission Street

       San Marino, CA  91108



       Peter J. Doran                             Director, Executive Vice       None
                                                  President

       100 Merrick Road, Suite 216W

       Rockville Centre, NY 11570



L      Michael J. Downer                          Secretary                      Vice President



       Michael J. Dullaghan                       Regional Vice President        None

       5040 Plantation Grove Lane

       Roanoke, VA 24012



S      J. Steven Duncan                           Senior Vice President          None



       Robert W. Durbin                           Vice President                 None

       74 Sunny Lane

       Tiffin, OH  44883



I      Lloyd G. Edwards                           Senior Vice President          None



       Timothy L. Ellis                           Regional Vice President        None

       1441 Canton Mart Road, Suite 9

       Jackson, MS 39211



       John R. Fodor                              Senior Vice President          None

       15 Latisquama Road

       Southborough, MA  01772



       Daniel B. Frick                            Regional Vice President        None

       845 Western Avenue

       Glen Ellyn, IL 60137



       Clyde E. Gardner                           Senior Vice President          None

       Route 2, Box 3162

       Osage Beach, MO  65065



L      Linda S. Gardner                           Assistant Vice President       None



B      Evelyn K. Glassford                        Vice President                 None



       Jack E. Goldin                             Regional Vice President        None

       7995 Northwest 20th Street

       Pembroke Pines, FL 33024



       Jeffrey J. Greiner                         Vice President                 None

       12210 Taylor Road

       Plain City, OH  43064



L      Paul G. Haaga, Jr.                         Director                       Chairman and Trustee



B      Mariellen Hamann                           Vice President                 None



       Derek S. Hansen                            Regional Vice President        None

       13033 Ridgedale Drive, PMB 147
       Minnetonka, MN 55305



       David E. Harper                            Senior Vice President          None

       150 Old Franklin School Road

       Pittstown, NJ 08867



H      Mary Pat Harris                            Vice President                 None



       Robert J. Hartig, Jr.                      Regional Vice President        None

       8504 Scenic View Drive, Apt. 103

       Fishers, IN 46038



       Steven J. Hipsley                          Regional Vice President        None

       14 Dyer Switch Road

       Saratoga Springs, NY 12866



       Ronald R. Hulsey                           Senior Vice President          None

       6202 Llano

       Dallas, TX  75214



       Robert S. Irish                            Vice President                 None

       1225 Vista Del Mar Drive

       Delray Beach, FL  33483



       Michael J. Johnston                        Director                       None

       630 Fifth Avenue, 36th Floor

       New York, NY  10111



B      Damien M. Jordan                           Senior Vice President          None



       John P. Keating                            Regional Vice President        None

       2285 Eagle Harbor Parkway

       Orange Park, FL 30073



       Dorothy Klock                              Vice President                 None

       555 Madison Avenue, 29th Floor

       New York, NY 10022



       Dianne L. Koske                            Assistant Vice President

       122 Clydesdale Court

       Hampton, VA 23666



       Andrew R. LeBlanc                          Regional Vice President        None

       78 Eton Road

       Garden City, NY 11530



B      Karl A. Lewis                              Vice President                 None



       T. Blake Liberty                           Vice President                 None

       5506 East Mineral Lane

       Littleton, CO  80122



       Mark J. Lien                               Regional Vice President        None

       1103 Tulip Tree Lane

       West Des Moines, IA 50266



L      Lorin E. Liesy                             Vice President                 None



I      Kelle Lindenberg                           Assistant Vice President       None



       Louis K. Linquata                          Regional Vice President        None

       5214 Cass Street

       Omaha, NE 68132



LW     Robert W. Lovelace                         Director                       None



       Brendan T. Mahoney                         Regional Vice President        None

       29 Harvard Drive

       Sudbury, MA 01776



       Stephen A. Malbasa                         Director, Senior Vice          None
                                                  President

       13405 Lake Shore Blvd.

       Cleveland, OH  44110



       Steven M. Markel                           Senior Vice President          None

       5241 South Race Street

       Greenwood Village, CO  80121



L      J. Clifton Massar                          Director, Senior Vice          None
                                                  President



       James R. McCrary                           Regional Vice President        None

       28812 Crestridge

       Rancho Palos Verdes, CA 90275



L      Scott F. McIntyre                          Senior Vice President          None



S      John V. McLaughlin                         Senior Vice President          None



       Terry W. McNabb                            Vice President                 None

       2002 Barrett Station Road

       St. Louis, MO  63131



       Scott M. Meade                             Regional Vice President        None

       P.O. Box 122

       Rye Beach, NH 03871



       Monty L. Moncrief                          Regional Vice President        None

       55 Chandler Creek Court

       The Woodlands, TX 77381



       William E. Noe                             Vice President                 None

       304 River Oaks Road

       Brentwood, TN  37027



       Peter A. Nyhus                             Vice President                 None

       3084 Wilds Ridge Court

       Prior Lake, MN  55372



       Eric P. Olson                              Vice President                 None

       62 Park Drive

       Glenview, IL  60025



       Jeffrey A. Olson                           Regional Vice President        None

       930 S. Cowley Street, #305

       Spokane, WA 99202



       Gary A. Peace                              Regional Vice President        None

       291 Kaanapali Drive

       Napa, CA 94558



       Samuel W. Perry                            Regional Vice President        None

       4730 East Indian School Road

       Suite 120

       Phoenix, AZ 85018



       David K. Petzke                            Regional Vice President        None

       4016 Saint Lucia Street

       Boulder, CO 80301



       Fredric Phillips                           Senior Vice President          None

       175 Highland Avenue, 4th Floor

       Needham, MA  02494



B      Candance D. Pilgrim                        Assistant Vice President       None



       Carl S. Platou                             Vice President                 None

       7455 80th Place, S.E.

       Mercer Island, WA  98040



S      Richard P. Prior                           Vice President                 None



       Mark S. Reischmann                         Regional Vice President        None

       5485 East Mineral Lane

       Littleton, CO 80122



       Steven J. Reitman                          Senior Vice President          None

       212 The Lane

       Hinsdale, IL  60521



       Brian A. Roberts                           Vice President                 None

       418 S. Royal Street

       Alexandria, VA 22314



L      Julie D. Roth                              Vice President                 None



L      James F. Rothenberg                        Director                       None



       Douglas F. Rowe                            Vice President                 None

       414 Logan Ranch Road

       Georgetown, TX  78628



       Christopher S. Rowey                       Vice President                 None

       10538 Cheviot Drive

       Los Angeles, CA  90064



H      Steve Rubin                                Assistant Vice President       None



       Dean B. Rydquist                           Senior Vice President          None

       1080 Bay Pointe Crossing

       Alpharetta, GA  30005



       Richard R. Samson                          Senior Vice President          None

       4604 Glencoe Avenue, #4

       Marina del Rey, CA  90292



       Paul V. Santoro                            Regional Vice President        None

       17 Willow Street

       Boston, MA 02108



       Joseph D. Scarpitti                        Vice President                 None

       31465 St. Andrews

       Westlake, OH  44145



       Shannon D. Schofield                       Regional Vice President        None

       201 McIver Street

       Greenville, SC 29601



S      Sherrie Senft                              Vice President                 None



L      R. Michael Shanahan                        Director                       None



       Brad Short                                 Regional Vice President        None

       1601 Seal Way

       Seal Beach, CA 90740



       David W. Short                             Chairman of the Board and      None

       1000 RIDC Plaza, Suite 212                 Co-Chief Executive
                                                  Officer

       Pittsburgh, PA 15238



       William P. Simon                           Senior Vice President          None

       912 Castlehill Lane

       Devon, PA 19333



       Jerry L. Slater                            Regional Vice President        None

       4152 42nd Avenue, NE

       Seattle, WA 98105



       Rodney G. Smith                            Senior Vice President          None

       5520 Frankford Court

       Dallas, TX  75252



       Anthony L. Soave                           Regional Vice President        None

       8831 Morning Mist Drive

       Clarkston, MI 48348



L      Therese L. Soullier                        Assistant Vice President       None



       Nicholas D. Spadaccini                     Vice President                 None

       855 Markley Woods Way

       Cincinnati, OH  45230



L      Kristen J. Spazafumo                       Assistant Vice President       None



       Daniel S. Spradling                        Senior Vice President          None

       181 Second Avenue

       Suite 228

       San Mateo, CA  94401



B      Raymond Stein                              Assistant Vice President       None



LW     Eric H. Stern                              Director                       None



       Brad Stillwagon                            Regional Vice President        None

       2438 Broadmeade Road

       Louisville, KY 40205



       Thomas A. Stout                            Vice President                 None

       1004 Ditchley Road

       Virginia Beach, VA 23451



       Craig R. Strauser                          Vice President                 None

       3 Dover Way

       Lake Oswego, OR  97034



       Francis N. Strazzeri                       Senior Vice President          None

       3021 Kensington Trace

       Tarpon Springs, FL 34689



L      Lisa F. Swaiman                            Vice President                 None



L      Drew W. Taylor                             Vice President                 None



       Gary J. Thoma                              Regional Vice President        None

       21 White Cloud

       HCR 1 Box 172-A

       Keshena, WI 54135



       Cynthia M. Thompson                        Regional Vice President        None

       4 Franklin Way

       Ladera Ranch, CA 92694



L      James P. Toomey                            Vice President                 None



I      Christopher E. Trede                       Vice President                 None



       George F. Truesdail                        Senior Vice President          None

       400 Abbotsford Court

       Charlotte, NC  28270



       Scott W. Ursin-Smith                       Vice President                 None

       60 Reedland Woods Way

       Tiburon, CA  94920



       J. David Viale                             Regional Vice President        None

       39 Old Course Drive

       Newport Beach, CA 92660



       Gerald J. Voss                             Regional Vice President        None

       The Pines at Four Hills

       3900 S. Southeastern Ave., #110

       Sioux Falls, SD 57103



       Thomas E. Warren                           Vice President                 None

       7347 Turnstone Road

       Sarasota, FL  34242



L      J. Kelly Webb                              Senior Vice President,         None

                                                  Treasurer and Controller



       Gregory J. Weimer                          Vice President                 None

       206 Hardwood Drive

       Venetia, PA  15367



B      Timothy W. Weiss                           Director                       None



SF     Gregory W. Wendt                           Director                       None



       George J. Wenzel                           Regional Vice President        None

       251 Barden Road

       Bloomfield Hills, MI 48304



H      J. D. Wiedmaier                            Assistant Vice President       None



SF     N. Dexter Williams, Jr.                    Senior Vice President          None



       Timothy J. Wilson                          Vice President                 None

       113 Farmview Place

       Venetia, PA  15367



B      Laura L. Wimberly                          Vice President                 None



H      Marshall D. Wingo                          Director, Senior Vice          None
                                                  President



L      Robert L. Winston                          Director, Senior Vice          None
                                                  President



       William R. Yost                            Senior Vice President          None

       9320 Overlook Trail

       Eden Prairie, MN  55347



       Jonathan A. Young                          Regional Vice President        None

       329 Downing Drive

       Chesapeake, VA 23322



       Scott D. Zambon                            Regional Vice President        None

       2887 Player Lane

       Tustin Ranch, CA  92782


__________

L Business Address, 333 South Hope Street, Los Angeles, CA  90071
LW Business Address, 11100 Santa Monica Boulevard, 15th Floor, Los Angeles, CA 90025
B Business Address, 135 South State College Boulevard, Brea, CA  92821
S Business Address, 3500 Wiseman Boulevard, San Antonio, TX  78251
SF Business Address, One Market, Steuart Tower, Suite 1800, San Francisco, CA 94105-1016
H Business Address, 5300 Robin Hood Road, Norfolk, VA 23513
I Business Address, 8332 Woodfield Crossing Blvd., Indianapolis, IN 46240

 (c) None

ITEM 28. LOCATION OF ACCOUNTS AND RECORDS

 Accounts, books and other records required by Rules 31a-1 and 31a-2 under the Investment Company Act of 1940, as amended, are maintained and held in the offices of its investment adviser, Capital Research and Management Company, 333 South Hope Street, Los Angeles, California 90071, and/or 135 South State College Boulevard, Brea, California 92821.

 Registrant's records covering shareholder accounts are maintained and kept by its transfer agent, American Funds Service Company, 135 South State College Boulevard, Brea, California 92821; 8332 Woodfield Crossing Boulevard, Indianapolis, IN 46240; 3500 Wiseman Boulevard, San Antonio, Texas 78251; and 5300 Robin Hood Road, Norfolk, VA 23513.

 Registrant's records covering portfolio transactions are maintained and kept by the fund's custodian, JPMorgan Chase Bank, 270 Park Avenue, New York, New York 10017-2070.

ITEM 29. MANAGEMENT SERVICES

 None

ITEM 30.  UNDERTAKINGS

 n/a


                            SIGNATURE OF REGISTRANT

 Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this amended Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Los Angeles, and State of California, on the 10th day of May, 2002.

  INTERMEDIATE BOND FUND OF AMERICA
   By/s/  Paul G. Haaga, Jr.
      (Paul G. Haaga, Jr., Chairman of the Board)

 Pursuant to the requirements of the Securities Act of 1933, this amendment to Registration Statement has been signed below on May 10, 2002, by the following persons in the capacities indicated.

         Signature                                            Title



(1)      Principal Executive Officer:

         /s/ John H. Smet                                     President and Trustee

            (John H. Smet)

(2)      Principal Financial Officer
         and Principal Accounting Officer:

         /s/ Anthony W. Hynes, Jr.                            Treasurer

            (Anthony W. Hynes, Jr.)

(3)      Trustees:

         Richard G. Capen, Jr.*                               Trustee

         H. Frederick Christie*                               Trustee

         Diane C. Creel*                                      Trustee

         Martin Fenton*                                       Trustee

         Leonard R. Fuller*                                   Trustee

         /s/ Abner D. Goldstine                               Vice Chairman and Trustee

            (Abner D. Goldstine)

         /s/ Paul G. Haaga, Jr.                               Chairman and Trustee

            (Paul G. Haaga, Jr.

         Richard G. Newman*                                   Trustee

         Frank M. Sanchez*                                    Trustee

         /s/ John H. Smet                                     President and Trustee

              (John H. Smet)


*By  /s/ Julie F. Williams
 Julie F. Williams, Attorney-in-Fact

  Counsel represents that this amendment does not contain disclosures that would make the amendment ineligible for effectiveness under the provisions of rule 485(b).

       /s/ Kristine M. Nishiyama
       (Kristine M. Nishiyama)